SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 6

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 22

American National Variable Life Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Sr. Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Pubic Offering

        It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b).

60 days after filing pursuant to paragraph (a)(1).

On April 30, 2007 pursuant to paragraph (b).

On (date) pursuant to paragraph (a)(1) of Rule 485.

                If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS FOR

WEALTHQUEST® III VARIABLE UNIVERSAL LIFE

INDIVIDUAL FLEXIBLE PREMIUM

VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

APRIL 30, 2007

This prospectus contains information about the Contract that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccounts. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least 3%. We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130 4-07

The value of your Contract will vary with the investment performance of investment options you choose. You can choose to have your net premium payments (premium payments less applicable charges) allocated to Subaccounts of the American National Variable Life Separate Account and to the Fixed Account which earns a guaranteed minimum rate and is part of our General Account. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio

Fidelity® Variable Insurance Products
Service Class 2
VIP Contrafund®Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio
VIP Growth Opportunities Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS® Variable Insurance Trust -Initial Class Shares
MFS Core Equity Series+
MFS Emerging Growth Series
MFS Research Series
MFS Investors Trust Series

Federated Insurance Series
Capital Income Fund II Portfolio
MidCap Growth Strategies Fund II Portfolio
High Income Bond Fund II Portfolio  Primary Shares
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II
Primary Shares
Federated Quality Bond Fund II
Primary Shares
Equity Income Fund II Portfolio

The Alger American Fund
Class O Shares
Alger Small Capitalization Portfolio
Alger Growth Portfolio
Alger MidCap Growth Portfolio
Alger Leveraged AllCap Portfolio
Alger Balanced Portfolio
Alger Income & Growth Portfolio

AIM Variable Insurance Funds
Series I Shares
AIM V.I. Dynamics Fund
AIM V.I. Small Cap Equity Fund§
AIM V.I. Global Health Care Fund
AIM V.I. Utilities Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Technology Fund

*Not available for investment in Contracts issued on or after May 1, 2004
+ Formerly MFS Capital Opportunities Series
§Pursuant to a reorganization plan approved by the funds’ shareholders, the AIM V.I. Small Cap Growth Fund merged into the AIM V.I. Small Cap Equity Fund on May 1, 2007. Effective this same date, the Subaccount investing in the AIM V.I. Small Cap Growth Fund was closed and no longer exists. See the “Allocation of Premiums and Accumulation Value” provision of this prospectus for important information.

For a full description of the Portfolios referenced in this prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions.

                                                        TABLE OF CONTENTS

RISK/BENEFIT SUMMARY

        (Glossary containing terms used in this prospectus immediately follows Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility,” provision in the “Payment and Allocation of Premiums” section of this prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds,” and the “Accumulation Value,” provisions of this prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. This Contract offers two options for the death benefit qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “The Separate Account,” and the “Fixed Account,” provisions of this prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the American National Money Market Portfolio.

Premium payments received within 15 days after the Date of Issue are also allocated to the Subaccount that invests in the American National Money Market Portfolio. After the 15-day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of 1% of the premium payment or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options,” provision in the “Contract Benefits” section of this prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits,” provision in the “Duration of the Contract” section of this prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the “Death Benefit Options,” and the “Change in Specified Amount,” provisions of this prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon a partial surrender. (See the “Surrenders,” provision of this prospectus and the “Charges and Deductions” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Loans.     You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits,” provision in the “Contract Rights” section of this prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege,” provision in the “Contract Rights” section of this prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires 61 days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums,” section of this prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled death benefit increases every second year for 10 years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

Disability Waiver of Premium Rider. This rider waives certain premium if the insured becomes totally disabled during the first 10 Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first 10 Contract Years.

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100, including the $25 partial surrender (withdrawal) fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one per Contract Year and may not exceed 25% of its Accumulation Value less Contract Debt. Any transfer after the first twelve transfers in a Contract Year will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your Contract may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that affect this Contract may change at any time.

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES

Charge                              When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Premiums (Load)          As each payment is made              6% of each payment
--------------------------------------------------------------------------------------------------------------
Premium Taxes                       Not applicable                       None currently, but unlimited maximum
--------------------------------------------------------------------------------------------------------------
Maximum Deferred                    Upon Surrender, partial surrender
Sales Charge (Load)                 if Option A or decrease
                                    in Specified Amount                  $57.85 per $1000 surrendered or
                                    under either Option A or B.          decrease in Specified Amount
--------------------------------------------------------------------------------------------------------------
Other Surrender Fees                Upon partial surrender               $25 per partial surrender
--------------------------------------------------------------------------------------------------------------
Transfer Fees(1)                    Upon transfer                        $10 per transfer
--------------------------------------------------------------------------------------------------------------

(1)The first 12 transfers of Accumulation Value in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See "Transfer Charge" in the "Charges From Accumulation Value" provision in the "Charges and Deductions" section of this prospectus.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted            Amount Deducted
---------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(2)
("COI")                                     Monthly                    See below
---------------------------------------------------------------------------------------------------------------------------
Minimum                                     Monthly                    $0.06 per $1000 of Net Amount
                                                                       At Risk

---------------------------------------------------------------------------------------------------------------------------
Maximum                                     Monthly                    $83.34 per $1000 of Net Amount
                                                                       At Risk

---------------------------------------------------------------------------------------------------------------------------
Charge for a Standard Male                  Monthly                    $.12 per $1000 of Net Amount
Non Smoker, Issue Age 30                                               At Risk

---------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Monthly                    $7.50 per month

Monthly Expense Fee                         Monthly                    Minimum $0.01 per month per
                                                                       $1,000 of Specified Amount

                                                                       Maximum $0.42 per month per
                                                                       $1,000 of Specified Amount

---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees             Daily                      0.70% Annually of Accumulation
(Daily Asset Charge)                                                   Value in Separate Account
                                                                       (.002 daily)

---------------------------------------------------------------------------------------------------------------------------
Administrative Fees                         Not applicable             None

---------------------------------------------------------------------------------------------------------------------------
Loan Interest                               Policy Anniversary         3% for Preferred Loans
                                                                       4% for all others

---------------------------------------------------------------------------------------------------------------------------

RIDERS COST OF INSURANCE RATES

---------------------------------------------------------------------------------------------------------------------------

Rider                               When Charge is Deducted            Amount Deducted

---------------------------------------------------------------------------------------------------------------------------
Automatic Increase Rider            Monthly                            Min COI $.01 of Specified Amount
                                                                       Max COI $0.06 of Specified Amount
(Charge for a Standard Male(2)
Non-Smoker, Issue age 30)           Monthly                            $0.06 per $1000 of Specified
                                                                       Amount
---------------------------------------------------------------------------------------------------------------------------
Waiver of Stipulated                Monthly                            Min COI .09% of premium
   Premium Rider                                                       Max COI 0.38% of premium
(Charge for a Standard Male(2)
Non Smoker, Issue age 30)           Monthly                            $0.189% of premium
---------------------------------------------------------------------------------------------------------------------------
Term Rider                          Monthly                            Min COI $0.02
                                                                       Max COI $83.34
(Charge for a Standard Male(2)
Non Smoker, Issue age 30)           Monthly                            $0.12 per $1000 of rider death benefit
---------------------------------------------------------------------------------------------------------------------------

(2)The COI varies based on individual characteristics. The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or contact us at 1-800-306-2959.

The next table describes the Portfolio's fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

	Minimum	Maximum
Total Expenses(1) (before fee waivers or reimbursements)	0.35%	3.02%

(1)Expenses are shown as a percentage of a Portfolio's average net assets as of December 31, 2006. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Value — the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue — the Insured’s age last birthday before the Date of Issue.

Attained Age — Age at Issue plus the number of complete Contract Years.

Beneficiary — the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company — (“we”, “our”, or “us”). American National Insurance Company.

Contract — the variable universal life insurance contract described in this prospectus.

Contract Debt — the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you”) — the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year — the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge — a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first 15 Contract Years. Currently after the first 15 Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page — the pages of the Contract so titled.

Date of Issue — the Date of Issue of the Contract and any riders to the Contract.

Death Benefit — the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds — the proceeds payable upon the Insured’s death.

Declared Rate — the interest rate that is credited in the Fixed Account.

Effective Date — the later of the Date of Issue or the date on which:

  the first premium, as shown on the Data Page, has been paid; and
  the Contract has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account — a part of our General Account that accumulates interest at a fixed rate.

Fund.     A registered, open-end management investment company, or “mutual fund”, in which the Separate Account invests.

General Account — includes all of our assets except assets segregated into separate accounts.

Guaranteed Coverage Benefit — our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium — a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Insured — the person upon whose life the Contract is issued.

Monthly Deduction — the sum of (1) cost of insurance charge, (2) charge for any riders, and (3) monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date — the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk — your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums — scheduled premiums selected by you.

Portfolio –A series of a registered investment company designed to meet specified investment objectives.

Satisfactory Proof of Death — submission of the following:

  certified copy of the death certificate;
  a claimant statement;
  the Contract; and
  any other information that we may reasonably require to establish the validity of the claim.

Specified Amount — the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding portfolio of a Fund.

Surrender Value — the Accumulation Value less Contract Debt and surrender charges.

Valuation Date — each day the New York Stock Exchange (“NYSE”) is open for regular trading except for the day after Thanksgiving and December 24. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period — the close of business on one Valuation Date to the close of business on another.

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

  life insurance protection;
  Death Benefits which may and Accumulation Value that will vary with performance of your chosen investment options;
  flexibility in the amount and frequency of premium payments;
  flexibility in the level of life insurance protection, subject to certain limitations; and
  a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

  the Death Benefit; plus
  additional life insurance proceeds provided by riders; minus
  Contract Debt; minus
  unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

  the Beneficiary or Beneficiaries, or
  if no Beneficiary survives the Insured, the Insured's estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits,” provision in the “Duration of the Contract” section of this prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. This Contract offers two choices for the death benefit tax qualification test:

  the cash value accumulation test;
  the guideline premium test.

You can choose the death benefit tax qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of insurance down through smaller increases in the Death Benefit.

For each tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless the lifetime Guaranteed Coverage Benefit is in effect. (See the “Guaranteed Coverage Benefit”, provision in the “Contract Benefits” section of this prospectus.)

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

                                                 CORRIDOR PERCENTAGE TABLE
---------------------------------------------------------------------------------------------------------------------------
                                FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
---------------------------------------------------------------------------------------------------------------------------

         Attained          Corridor         Attained          Corridor          Attained     Corridor
         Age               Percentage        Age              Percentage         Age       Percentage

---------------------------------------------------------------------------------------------------------------------------
         40 or younger     250              54                157               68               117
         41                243              55                150               69               116
         42                236              56                146               70               115
         43                229              57                142               71               113
         44                222              58                138               72               111
         45                215              59                134               73               109
         46                209              60                130               74               107
         47                203              61                128               75 to 90         105
         48                197              62                126               91               104
         49                191              63                124               92               103
         50                185              64                122               93               102
         51                178              65                120               94               101
         52                171              66                119               95 and thereafter101
         53                164              67                118

The corridor percentages for the cash value accumulation test are based upon attained age, sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death. The lifetime Guaranteed Coverage Benefit is available on Option A only.

OPTION A EXAMPLE

USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,800 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION B EXAMPLE

USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or younger. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE

USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1.     increase your Death Benefit, you should choose Option B.

2.     keep your cost of insurance charges to a minimum, you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation qualification test does not restrict the amount and timing of premium payments. However, regardless of the tax qualification test you elect, any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The effective date of a change will be the Monthly Deduction Date on or following the date, we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the effective date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the “Charges and Deductions,” section and the “Guaranteed Coverage Benefit”, provision in the “Contract Benefits” section of this prospectus.)

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance,” provision in the “Charges and Deductions” section of this prospectus and the “Federal Income Tax Considerations,” section of this prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000 (See the “Change in Death Benefit Option” provision in this section of the prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive, your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value” provision in the “Charges and Deduction” section of this prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount,” provision in the “Payment and Allocations of Premiums” section of this prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege,” provision in the “Contract Rights” section of this prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

  A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.
  An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.
  If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.
  If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.
  A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

  the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month, plus partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten Contract Years.. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of 25 Contract Years or a Guaranteed Coverage Benefit period equal to the period of time until you reach Attained Age 100 (the “lifetime” Guaranteed Coverage Benefit period). An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When a Guaranteed Coverage Premium is not paid when due the Guaranteed Coverage Benefit provision is terminated. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement,” provision of this prospectus.)

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax advisor should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement,” provision in the “Payment and Allocation of Premiums” section of this prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

  the aggregate of the value in each Subaccount, determined by multiplying a Subaccount's unit value by the number of units you own in the Subaccount; plus the value in the Fixed Account; plus
  premiums (less premium taxes), plus
  Accumulation Value securing Contract Debt; less
  partial surrenders, and related charges, processed on that Valuation Date; less any Monthly Deduction processed on that Valuation Date; less any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

  the per share net asset value of the corresponding Portfolio on the Valuation Date, multiplied by the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date, the Daily Asset Charge, and divided by
  the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four methods:

  Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5% per year or at a higher rate, at our option.
  Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be 10 or 20 years.
  Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.
  Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary contract specifying all rights and benefits. The effective date for a supplementary contract will be the date of the Insured’s death or other termination of the Contract.

Amounts held under a supplementary contact that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

  change the installments to a quarterly, semi-annual or annual basis; and/or reduce the number of installments.

If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. With our consent, the option elected may provide for payment in another manner.

Limitations.     You must obtain our consent to have an option under which proceeds are payable to:

  joint or successive payees, or
  other than a natural person.

CONTRACT RIGHTS

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

  during the first three Contract Years, you cannot borrow more than 75% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.
  after the first three Contract Years, you can borrow up to 90% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.

The amount available for a preferred loan is equal to the lesser of:

  the above-mentioned loan limits, or
  the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be repaid in whole or in part during the Insured’s lifetime. Each loan repayment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven days after receipt of a written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Interest.     Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro-rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro-rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of 3% rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement,” provision of this prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits,” provision in the “Duration of the Contract” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro-rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance,” in the “Charges and Deductions” section and “Methods of Affecting Insurance Protection,” in the “Contract Benefits” section of this prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the “Change in Death Benefit Option,” in the “Contract Benefits” section of this prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions section of this prospectus.)

Transfers

Transfers from Fixed Account. During the thirty-day period following the Contract anniversary and each subsequent Contract anniversary, you may make one transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

  twenty-five percent of the amount in the Fixed Account, or
  $1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within 30 days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

  Requests for transfers must be in writing and must be received by our home office or may be made by telephone if a properly completed telephone authorization form is on file with us.
  Requests for transfers must be clear and complete to be in good order.
  Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.
  The minimum amount which may remain in a Subaccount after a transfer is $100.
  The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging fixed account options.

Market Timing. The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. We discourage Market Timing. Market Timing can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

  When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.
  When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.
  When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.
  When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

In an attempt to protect the Contract Owners and other investors in the Portfolios from the adverse effects of Market Timing, and without in any way limiting our ability to determine that other situations or practices adversely affect other Contract Owners, a Portfolio, or any other investors in the Portfolio, if, within any 120-day period, you make more than one “Buy-Sell Transaction,” as defined below, we will refuse to honor such transfer, reverse such transfer, and/or place restrictions on your transfer privileges. A “Buy-Sell Transaction” shall mean the transfer of units out of a Subaccount in which you made a purchase of units within the 60-day period prior to such transfer. Purchases and transfers made under any special programs, such as dollar cost averaging or rebalancing, are not included in the definition of a Buy-Sell Transaction.

We have implemented policies and procedures designed to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Buy-Sell Transactions. When we identify a Buy-Sell Transaction which violates the above standard, we will refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may change our standards to monitor for a different number of transfers with different time periods, and we may include other factors, such as the size of transfers made by Contract Owners within given periods of time, as well as the number of Buy-Sell Transactions into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential Market Timing and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. The identification of Contract Owners determined to be engaged in Market Timing or other transfer activity that may adversely affect other Contract Owners or other investors in the Portfolios involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

  the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;
  the SEC by order permits postponement for the protection of the Contract Owners; or
  an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

  transferring values;
  changing how your premium payments are allocated;

o Initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

  requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;
  confirming telephone transactions in writing to you; and/or recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions.. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons.. These outages or slowdowns may delay or prevent our processing of your request.. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our home office.

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the Subaccount investing in the American National Money Market Portfolio. (See “Allocation of Premiums,” in the “Payment and Allocation of Premiums” section of this prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six-month dollar cost averaging option is $2,500. The minimum premium payment to participate in the twelve-month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the fixed account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least 1/12th of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

  the Accumulation Value of the Contract at the time of the increase; and
  the amount of the increase you request.

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of 1% or $20. You can change the allocation without charge by providing proper written notification to our Home Office. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Pursuant to a Plan of Reorganization approved by the shareholders of both funds, the AIM V.I. Small Cap Growth Fund was merged into the AIM V.I. Small Cap Equity Fund, effective May 1, 2007. The last day that purchases or redemptions were made in the Subaccount that invests in the AIM V.I. Small Cap Growth Fund was April 27, 2007.

After April 27, 2007, the Subaccount investing in the AIM V.I. Small Cap Growth Fund no longer accepts new premiums or transfers from other Subaccounts or the fixed account, including dollar cost averaging transfers and automatic rebalancing program transfers. The Subaccount investing in the AIM V.I. Small Cap Growth Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging program, rebalancing program, and loans.

Unless we receive different instructions from you, we will reassign the allocations previously assigned to the AIM V.I. Small Cap Growth Fund Subaccount to the new Subaccount investing in the AIM V.I. Small Cap Equity Fund. If you want to provide different instructions, please submit your written instructions to P. O. Box 1893, Galveston, Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.

You should read the Portfolio prospectus for the AIM V.I. Small Cap Equity Fund carefully. Please call us at 1-800-306-2959 if you need a copy of the prospectus.

Ways to Make Premium Payments

You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company, PO Box 1893, Galveston, TX 77553-1893. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured’s underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

  evidence of insurability satisfactory to us;
  reinstatement or repayment of Contract Debt;
  payment of Monthly Deductions not collected during the grace period; and
  payment of the premium sufficient to pay the Monthly Deduction for three months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of 6%. Accumulation Value will then be calculated as described under the “Accumulation Value” provision of this prospectus. The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of 6% will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten Contract Years, the premium charge is 4%, and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed 6%.

Charges from Accumulation Value

Certain Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

  Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.
  Charge for the Cost of any Riders.
  Monthly Maintenance Fee. The monthly maintenance fee is $7.50.
  Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract years the Contact has been in force. The monthly fee is determined when the Contract is issued. Currently, we do not assess a monthly expense fee after five Contract Years unless you have selected the lifetime Guaranteed Coverage Benefit period.. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this prospectus and the “Monthly Expense Fee” in the Fee Table entitled “Periodic Charges Other Than Portfolio Operating Expenses” in this prospectus).

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro-rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age last birthday. The current rates range between 28% and 65% of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Guaranteed maximum cost of insurance rates are calculated based on the 1980 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker Mortality Tables (Age Last Birthday).

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount,” provision in the “Contract Benefits” section of this prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for Policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through attained age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for attained ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If You surrender all or a part of Your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount,” provision in the “Contact Benefits” section of this prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for 15 years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.87 per $1,000 of Specified Amount. The rate is the same for the first five years since issue or increase, and reduces to zero after fifteen years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount,” provision in the “Contracts Benefits” section of this prospectus.)

Transfer Charge. We will make the first 12 transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

  the monthly expense fee;
  the monthly maintenance fee;
  the sales charge;
  the deferred sales charge;
  the daily asset charge (mortality and expense risk charge);
  the cost of insurance charge;
  revenues, including 12b-1 fees or a portion thereof if, any, received from the Portfolios or their managers; and
  investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses,” table in the “Risk/Benefit Summary: Fee Tables” section of this prospectus. Also, see the Funds’ prospectuses.) No portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family member of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

AMERICAN NATIONAL INSURANCE COMPANY,

THE SEPARATE ACCOUNT, THE FUNDS

AND THE FIXED ACCOUNT

American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. You may also contact us at P.O. Box 1983, Galveston, TX 77553-1893.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

  collect charges,
  pay the Surrender Value,
  secure loans,
  provide benefits, or
  transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

  operate the Separate Account as a management company,
  de-register the Separate Account if registration is no longer required, combine the Separate Account with other separate accounts, restrict or eliminate any voting rights associated with the Separate Account, or transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance contracts, variable annuity Contracts, other insurance company variable contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

         FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
   ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.

        ---------------------------------------------------------------------------------------------------------------------------
         Subaccount investing in:                                  Investment objective:
        ---------------------------------------------------------------------------------------------------------------------------

American National Growth Portfolio                        seeks to achieve long-term capital appreciation
American National Balanced Portfolio                      seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio                 seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio               seeks to provide a high level of current income As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio           seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S.
                                                          companies
American National Small-Cap/Mid-Cap Portfolio             seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio               seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio                  seeks the highest current income consistent with the
                                                          preservation of capital and maintenance of liquidity

         FUND: THE ALGER AMERICAN FUND CLASS O SHARES
ADVISER: FRED ALGER MANAGEMENT, INC.
        ---------------------------------------------------------------------------------------------------------------------------

         Subaccount investing in:                                  Investment objective:
        ---------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio             seeks long-term capital appreciation
Alger American Growth Portfolio                           seeks long-term capital appreciation
Alger American MidCap Growth Portfolio                    seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio                 seeks long-term capital appreciation
Alger American Income & Growth Portfolio                  primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation

         FUND:  FEDERATED INSURANCE SERIES
ADVISOR:  FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED CAPITAL INCOME FUND II,
          FEDERATED MID CAP GROWTH STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
        ---------------------------------------------------------------------------------------------------------------------------
         Subaccount investing in:                                               Investment objective:

        ---------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                                        seeks to achieve high current
Subadvised by: Federated Investment                                     income and moderate
Management Company                                                      capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Mid Cap Growth Strategies Fund II                             seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                              seeks to provide above average income and capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II - Primary Shares                             seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Subadvised by: Federated Global Investment
Management Corp.
---------------------------------------------------------------------------------------------------------------------------
         ADVISOR:  FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND
              FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
        ---------------------------------------------------------------------------------------------------------------------------
         Subaccount investing in:                                               Investment objective:
        ---------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II - Primary Shares                         seeks high current income
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                            seeks to provide current income
Federated Quality Bond Fund II - Primary Shares                             seeks to provide current income
---------------------------------------------------------------------------------------------------------------------------

      FUND:FIDELITY VARIABLE INSURANCE PRODUCTS, SERVICE CLASS 2
ADVISER: FIDELITY AND MANAGEMENT RESEARCH COMPANY

   Subaccount investing in:                                  Investment objective:
        ---------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Index 500 Portfolio                                   seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the
                                                          Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Geode Capital Management
FMR Co., Inc
VIP Contrafund(R)Portfolio                                 seeks long-term capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management &esearch (U.K.) Inc.
Fidelity Management &Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Aggressive Growth Portfolio                           seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management &Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio                               seeks reasonable income and will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       seeks as high level of current income as is consistent with the preservation of capital
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Growth and Income Portfolio                           seeks high total return through a combination of current income and capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------
VIP Value Portfolio                                       seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

VIP Value Leaders Portfolio                               seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio                            seeks capital appreciation
subadvised by:
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

      FUND:         AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
ADVISER: AIM ADVISERS, INC.

Subaccount investing in:                                  Investment objective:

    ---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                          seeks capital growth
AIM V.I. Small Cap Equity Fund                            seeks long-term  growth of capital
AIM V.I. Utilities Fund                                   seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund                                    seeks long-term capital growth
AIM V.I. Financial Services Fund                          seeks capital growth
AIM V.I. Technology Fund                                  seeks capital growth
AIM V.I. Global Real Estate Fund                          seeks to achieve high total return through growth of capital and current income
Subadvised by: INVESCO Institutional (N.A.), Inc.
---------------------------------------------------------------------------------------------------------------------------
      FUND: MFS®VARIABLE INSURANCE TRUST-INITIAL CLASS SHARES
ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY
        ---------------------------------------------------------------------------------------------------------------------------

 Subaccount investing in:                                  Investment objective:
        ---------------------------------------------------------------------------------------------------------------------------

MFS Core Equity Series+                                    seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                seeks capital appreciation
---------------------------------------------------------------------------------------------------------------------------
MFS Research Series                                       seeks capital appreciation
MFS Investors Trust Series                                seeks capital appreciation

---------------------------------------------------------------------------------------------------------------------------
+Formerly MFS Capital Opportunities Series

T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------
ADVISER:      T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
---------------------------------------------------------------------------------------------------------------------------

ADVISER:      T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
---------------------------------------------------------------------------------------------------------------------------

FUND:         T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio                     seeks to provide substantial dividend income as well as
                                                          long-term growth of capital through investments in the common stocks of established companies
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio*                   seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth
      FUND:         T. ROWE PRICE FIXED INCOME SERIES, INC.
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income consistent with moderate
                                                          fluctuations in principal value
---------------------------------------------------------------------------------------------------------------------------
      FUND:         T. ROWE PRICE INTERNATIONAL SERIES, INC.
    ---------------------------------------------------------------------------------------------------------------------------
      Subaccount investing in:                                  Investment objective:
    ---------------------------------------------------------------------------------------------------------------------------

      Subaccount investing in:                                  Investment objective:

    T. Rowe Price International Stock Portfolio               seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
---------------------------------------------------------------------------------------------------------------------------
* Not available for investment in contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from “Rule 12b-1" fees deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary, the Funds. American National and its affiliates may profit from these payments.

During 2006, we received the following amounts with respect to the following Funds:

                  Fund                            Amount We Received
     AIM Variable Insurance Funds                     $  87,078
     The Alger American Fund                             79,944
     Fidelity Variable Insurance Products               353,918
     Federated Insurance Series                          41,807
     MFS Variable Insurance Trust                        20,734

During 2007, we expect to receive the following percentages of the Accumulation Value under the
Contracts that are invested in each Fund:

                  Fund                                  Percentage We Anticipate Receiving
     AIM Variable Insurance Funds                                        .25%
     The Alger American Fund                                             .25%
     Fidelity Variable Insurance Products                                .40%
     Federated Insurance Series                                          .25%
     MFS Variable Insurance Trust                                        .15%

The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general-public and should not be mistaken for other portfolios offered by the same sponsor or that have similar names.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the separate account. (See the “Transfers,” provision in the “Contract Rights” section of this prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our separate accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a sub-standard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners would be taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate account be “adequately diversified” in order for the Contracts to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludable from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within 30 days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax advisor before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax advisor before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

  All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.
  Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.
  A 10 percent penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:
  is made on or after the Contract Owner reaches actual age 59½;
  is attributable to the Contract Owner’s becoming disabled; or
  is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for federal income tax purposes if Contract benefits are reduced during the first 15 Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first 15 Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax advisor regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract. “Investment in the Contract” means:

  the aggregate amount of any premium payments or other consideration paid for a Contract; minus the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax advisor should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

American National’s Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

  the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
  the SEC by order permits postponement for the protection of Contract Owners; or
  an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets. Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Accounts.

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company’s minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1-15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.10%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2006.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured’s 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.80% Net)	6% Gross Annual Return (4.20% Net)	10% Gross Annual Return (8.20% Net)
Guaranteed Charges	Attained Age	61	69	82
	Contract Year	31	39	52
Current Charges	Attained Age	77	92	95
	Contract Year	47	62	65

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                   Current Charges and Average Expenses

--------- -------- ------------ ------------ --- ---------------------------------------------- ------------------------------------------- ---------------------------------------------
          End of                                      0% Gross Annual Return (-1.80% Net)           6% Gross Annual Return (4.20% Net)      10% Gross Annual Return (8.20% Net)
           Year
          --------                               ---------------------------------------------- ------------------------------------------- ---------------------------------------------
          --------                               ----------------- ------------- -------------- ---------------- ------------- ------------ ---------------- ------------- --------------
  Age                Premium      Premium            Accumulation     Surrender  Death Benefit     Accumulation     Surrender        Death     Accumulation     Surrender  Death Benefit
                     Outlay        Mode                     Value         Value                           Value         Value      Benefit            Value         Value
--------- -------- ------------ ------------ --- ----------------- ------------- -------------- ---------------- ------------- ------------ ---------------- ------------- --------------
--------- -------- ------------ ------------ --- ----------------- ------------- -------------- ---------------- ------------- ------------ ---------------- ------------- --------------
   31        1         912           P                        588                      175,588                              0      175,607              620             0        175,620
   32        2         912           P                      1,163             0        176,163            1,236             0      176,236            1,287             0        176,287
   33        3         912           P                      1,723             0        176,723            1,888             0      176,888            2,004             0        177,004
   34        4         912           P                      2,270             0        177,270            2,564             0      177,564            2,776             0        177,776
   35        5         912           P                      2,802             0        177,802            3,262            61      178,262            3,606           405        1
   36        6         912           P                      3,387           211        178,387            4,053           877      179,053            4,568         1,392        179,568
   37        7         912           P                      3,953           805        178,953            4,869         1,721      179,869            5,600         2,452        180,600
   38        8         912           P                      4,498         1,378        179,498            5,708         2,588      180,708            6,705         3,585        181,705
   39        9         912           P                      5,026         1,934        180,026            6,575         3,482      181,575            7,893         4,801        182,893
   40       10         912           P                      5,537         2,474        180,537            7,469         4,406      182,469            9,168         6,106        184,168
                   -----------
                      9120

   41       11         912           P                      6,046         3,517        181,046            8,408         5,879      183,408           10,555         8,026        185,555
   42       12         912           P                      6,537         4,535        181,537            9,377         7,375      184,377           12,046        10,044        187,046
   43       13         912           P                      7,009         5,523        182,009           10,376         8,890      185,376           13,647        12,162        188,647
   44       14         912           P                      7,464         6,484        182,464           11,408        10,428      186,408           15,370        14,390        190,370
   45       15         912           P                      7,904         7,419        182,904           12,475        11,990      187,475           17,225        16,741        192,225
   46       16         912           P                      8,382         8,382        183,382           13,670        13,670      188,670           19,354        19,354        194,354
   47       17         912           P                      8,846         8,846        183,846           14,914        14,914      189,914           21,663        21,663        196,663
   48       18         912           P                      9,297         9,297        184,297           16,211        16,211      191,211           24,168        24,168        199,168
   49       19         912           P                      9,726         9,726        184,726           17,554        17,554      192,554           26,880        26,880        201,880
   50       20         912           P                     10,132        10,132        185,132           18,944        18,944      193,944           29,813        29,813        204,813
                   -----------
                      18240

   51       21         912           P                     10,515        10,515        185,515           20,382        20,382      195,382           32,987        32,987        207,987
   52       22         912           P                     10,871        10,871        185,871           21,869        21,869      196,869           36,420        36,420        211,420
   53       23         912           P                     11,199        11,199        186,199           23,402        23,402      198,402           40,132        40,132        215,132
   54       24         912           P                     11,495        11,495        186,495           24,981        24,981      199,981           44,146        44,146        219,146
   55       25         912           P                     11,759        11,759        186,759           26,609        26,609      201,609           48,487        48,487        223,487

   56       26         912           P                     11,990        11,990        186,990           28,285        28,285      203,285           53,182        53,182        228,182
   57       27         912           P                     12,188        12,188        187,188           30,012        30,012      205,012           58,263        58,263        233,263
   58       28         912           P                     12,354        12,354        187,354           31,792        31,792      206,792           63,765        63,765        238,765
   59       29         912           P                     12,489        12,489        187,489           33,629        33,629      208,629           69,725        69,725        244,725
   60       30         912           P                     12,588        12,588        187,588           35,522        35,522      210,522           76,180        76,180        251,180
                   -----------
                      27360

   61       31         912           P                     12,647        12,647        187,647           37,466        37,466      212,466           83,168        83,168        258,168
   62       32         912           P                     12,656        12,656        187,656           39,455        39,455      214,455           90,726        90,726        265,726
   63       33         912           P                     12,604        12,604        187,604           41,478        41,478      216,478           98,893        98,893        273,893
   64       34         912           P                     12,479        12,479        187,479           43,524        43,524      218,524          107,708       107,708        282,708
   65       35         912           P                     12,270        12,270        187,270           45,583        45,583      220,583          117,219       117,219        292,219

   66       36         912           P                     11,973        11,973        186,973           47,649        47,649      222,649          127,481       127,481        302,481
   67       37         912           P                     11,586        11,586        186,586           49,720        49,720      224,720          138,557       138,557        313,557
   68       38         912           P                     11,107        11,107        186,107           51,793        51,793      226,793          150,518       150,518        325,518
   69       39         912           P                     10,534        10,534        185,534           53,866        53,866      228,866          163,439       163,439        338,439
   70       40         912           P                      9,857         9,857        184,857           55,926        55,926      230,926          177,394       177,394        352,394
                   -----------
                      36480

--------- -------- ------------ ------------ --- ----------------- ------------- -------------- ---------------- ------------- ------------ ---------------- ------------- --------------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                   Current Charges and Average Expenses

--------- -------- ------------ ------------ --- ------------------------------------------------ --------------------------------------------- ------------------------------------------------
          End of                                       0% Gross Annual Return (-1.80% Net)             6% Gross Annual Return (4.20% Net)       10% Gross Annual Return (8.20% Net)
           Year
          --------                               ------------------------------------------------ --------------------------------------------- ------------------------------------------------
          --------                               ------------------- ------------ --------------- ------------------ ------------- ------------ ----------------- --------------- --------------
  Age                Premium      Premium        Accumulation Value    Surrender   Death Benefit       Accumulation     Surrender        Death      Accumulation       Surrender  Death Benefit
                     Outlay        Mode                                    Value                              Value         Value      Benefit             Value           Value
--------- -------- ------------ ------------ --- ------------------- ------------ --------------- ------------------ ------------- ------------ ----------------- --------------- --------------
--------- -------- ------------ ------------ --- ------------------- ------------ --------------- ------------------ ------------- ------------ ----------------- --------------- --------------
   71       41         912           P                        9,058        9,058         184,058             57,953        57,953      232,953           192,454         192,454        367,454
   72       42         912           P                        8,110        8,110         183,110             59,917        59,917      234,917           208,688         208,688        383,688
   73       43         912           P                        6,978        6,978         181,978             61,777        61,777      236,777           226,163         226,163        401,163
   74       44         912           P                        5,627        5,627         180,627             63,488        63,488      238,488           244,949         244,949        419,949
   75       45         912           P                        4,024        4,024         179,024             65,007        65,007      240,007           265,125         265,125        440,125

   76       46         912           P                        2,140        2,140         177,140             66,293        66,293      241,293           286,782         286,782        461,782
   77       47         912           P                            0            0               0             67,309        67,309      242,309           310,027         310,027        485,027
   78       48         912           P                            0            0               0             68,018        68,018      243,018           334,977         334,977        509,977
   79       49         912           P                            0            0               0             68,376        68,376      243,376           361,753         361,753        536,753
   80       50         912           P                            0            0               0             68,322        68,322      243,322           390,475         390,475        565,475
                   -----------
                      45600

   81       51         912           P                            0            0               0             67,780        67,780      242,780           421,256         421,256        596,256
   82       52         912           P                            0            0               0             66,651        66,651      241,651           454,206         454,206        629,206
   83       53         912           P                            0            0               0             64,822        64,822      239,822           489,430         489,430        664,430
   84       54         912           P                            0            0               0             62,176        62,176      237,176           527,047         527,047        702,047
   85       55         912           P                            0            0               0             58,598        58,598      233,598           567,192         567,192        742,192

   86       56         912           P                            0            0               0             53,978        53,978      228,978           610,026         610,026        785,026
   87       57         912           P                            0            0               0             48,204        48,204      223,204           655,725         655,725        830,725
   88       58         912           P                            0            0               0             41,162        41,162      216,162           704,486         704,486        879,486
   89       59         912           P                            0            0               0             32,732        32,732      207,732           756,522         756,522        931,522
   90       60         912           P                            0            0               0             22,778        22,778      197,778           812,056         812,056        987,056
                   -----------
                      54720

   91       61         912           P                            0            0               0             11,151        11,151      186,151           871,322         871,322      1,046,322
   92       62         912           P                            0            0               0                  0             0            0           934,546         934,546      1,109,546
   93       63         912           P                            0            0               0                  0             0            0         1,001,926       1,001,926      1,176,926
   94       64         912           P                            0            0               0                  0             0            0         1,073,575       1,073,575      1,248,575
   95       65         912           P                            0            0               0                  0             0            0         1,149,379       1,149,379      1,324,379
--------- -------- ------------ ------------ --- ------------------- ------------ --------------- ------------------ ------------- ------------ ----------------- --------------- --------------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                 Guaranteed Charges and Average Expenses

--------- -------- ------------ ------------ --- --------------------------------------------- -------------------------------------------- --------------------------------------------
          End of                                     0% Gross Annual Return (-1.80% Net)           6% Gross Annual Return (4.20% Net)       10% Gross Annual Return (8.20% Net)
           Year
          --------                               --------------------------------------------- -------------------------------------------- --------------------------------------------
          --------                               ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
  Age                Premium      Premium            Accumulation     Surrender         Death      Accumulation     Surrender        Death     Accumulation     Surrender         Death
                     Outlay        Mode                     Value         Value       Benefit             Value         Value      Benefit            Value         Value       Benefit
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
   31        1         912           P                        475             0       175,475               491             0      175,491              501             0       175,501
   32        2         912           P                        935             0       175,935               995             0      175,995            1,036             0       176,036
   33        3         912           P                      1,380             0       176,380             1,513             0      176,513            1,606             0       176,606
   34        4         912           P                      1,808             0       176,808             2,044             0      177,044            2,214             0       177,214
   35        5         912           P                      2,219             0       177,219             2,586             0      177,586            2,861             0       177,861

   36        6         912           P                      2,609             0       177,609             3,138             0      178,138            3,547           371       178,547
   37        7         912           P                      2,976             0       177,976             3,695           547      178,695            4,271         1,123       179,271
   38        8         912           P                      3,314           194       178,314             4,254         1,134      179,254            5,032         1,912       180,032
   39        9         912           P                      3,625           532       178,625             4,813         1,721      179,813            5,831         2,739       180,831
   40       10         912           P                      3,905           843       178,905             5,370         2,308      180,370            6,670         3,607       181,670
                   -----------
                      9120

   41       11         912           P                      4,151         1,622       179,151             5,920         3,391      180,920            7,545         5,017       182,545
   42       12         912           P                      4,361         2,359       179,361             6,460         4,458      181,460            8,460         6,458       183,460
   43       13         912           P                      4,536         3,050       179,536             6,991         5,505      181,991            9,415         7,929       184,415
   44       14         912           P                      4,677         3,697       179,677             7,512         6,532      182,512           10,415         9,435       185,415
   45       15         912           P                      4,784         4,299       179,784             8,022         7,537      183,022           11,464        10,979       186,464

   46       16         912           P                      4,854         4,854       179,854             8,517         8,517      183,517           12,561        12,561       187,561
   47       17         912           P                      4,886         4,886       179,886             8,995         8,995      183,995           13,710        13,710       188,710
   48       18         912           P                      4,878         4,878       179,878             9,452         9,452      184,452           14,909        14,909       189,909
   49       19         912           P                      4,829         4,829       179,829             9,885         9,885      184,885           16,163        16,163       191,163
   50       20         912           P                      4,733         4,733       179,733            10,287        10,287      185,287           17,468        17,468       192,468
                   -----------
                      18240

   51       21         912           P                      4,586         4,586       179,586            10,652        10,652      185,652           18,825        18,825       193,825
   52       22         912           P                      4,385         4,385       179,385            10,973        10,973      185,973           20,232        20,232       195,232
   53       23         912           P                      4,121         4,121       179,121            11,239        11,239      186,239           21,684        21,684       196,684
   54       24         912           P                      3,789         3,789       178,789            11,441        11,441      186,441           23,177        23,177       198,177
   55       25         912           P                      3,388         3,388       178,388            11,573        11,573      186,573           24,712        24,712       199,712

   56       26         912           P                      2,913         2,913       177,913            11,628        11,628      186,628           26,288        26,288       201,288
   57       27         912           P                      2,367         2,367       177,367            11,603        11,603      186,603           27,907        27,907       202,907
   58       28         912           P                      1,752         1,752       176,752            11,495        11,495      186,495           29,576        29,576       204,576
   59       29         912           P                      1,069         1,069       176,069            11,302        11,302      186,302           31,297        31,297       206,297
   60       30         912           P                        310           310       175,310            11,009        11,009      186,009           33,064        33,064       208,064
                   -----------
                      27360

   61       31         912           P                          0             0             0            10,595        10,595      185,595           34,865        34,865       209,865
   62       32         912           P                          0             0             0            10,030        10,030      185,030           36,676        36,676       211,676
   63       33         912           P                          0             0             0             9,275         9,275      184,275           38,464        38,464       213,464
   64       34         912           P                          0             0             0             8,284         8,284      183,284           40,190        40,190       215,190
   65       35         912           P                          0             0             0             7,022         7,022      182,022           41,820        41,820       216,820

   66       36         912           P                          0             0             0             5,458         5,458      180,458           43,329        43,329       218,329
   67       37         912           P                          0             0             0             3,570         3,570      178,570           44,698        44,698       219,698
   68       38         912           P                          0             0             0             1,340         1,340      176,340           45,908        45,908       220,908
   69       39         912           P                          0             0             0                 0             0            0           46,938        46,938       221,938
   70       40         912           P                          0             0             0                 0             0            0           47,740        47,740       222,740
                   -----------
                      36480

--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                 Guaranteed Charges and Average Expenses

--------- -------- ------------ ------------ --- --------------------------------------------- -------------------------------------------- --------------------------------------------
          End of                                     0% Gross Annual Return (-1.80% Net)           6% Gross Annual Return (4.20% Net)       10% Gross Annual Return (8.20% Net)
           Year
          --------                               --------------------------------------------- -------------------------------------------- --------------------------------------------
          --------                               ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
  Age                Premium      Premium            Accumulation     Surrender         Death      Accumulation     Surrender        Death     Accumulation     Surrender         Death
                     Outlay        Mode                     Value         Value       Benefit             Value         Value      Benefit            Value         Value       Benefit
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------
   71       41         912           P                          0             0             0                 0             0            0           48,241        48,241       223,241
   72       42         912           P                          0             0             0                 0             0            0           48,334        48,334       223,334
   73       43         912           P                          0             0             0                 0             0            0           47,885        47,885       222,885
   74       44         912           P                          0             0             0                 0             0            0           46,737        46,737       221,737
   75       45         912           P                          0             0             0                 0             0            0           44,731        44,731       219,731

   76       46         912           P                          0             0             0                 0             0            0           41,702        41,702       216,702
   77       47         912           P                          0             0             0                 0             0            0           37,494        37,494       212,494
   78       48         912           P                          0             0             0                 0             0            0           31,936        31,936       206,936
   79       49         912           P                          0             0             0                 0             0            0           24,830        24,830       199,830
   80       50         912           P                          0             0             0                 0             0            0           15,924        15,924       190,924
                   -----------
                      45600
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- -------------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $17,941.67

Guideline Level Annual Premium: $5,027.40

TAMRA Initial 7 Pay Premium: $4,764.26

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 &frac12; would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company’s minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 — 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.10%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2006.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $230,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $115.00 guarantees the Death Benefit coverage to the anniversary following the Insured’s 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance contract could lapse. Based on all of the factors assumed the Contract may lapse at the attained age and at the end of the contract year shown in the summary chart below.

		0% Gross Annual Return (-1.80% Net)	6% Gross Annual Return (4.20% Net)	10% Gross Annual Return (8.20% Net)
Guaranteed Charges	Attained Age	60	66	77
	Contract Year	30	36	47
Current Charges	Attained Age	73	87	95
	Contract Year	43	57	65

Your Contract could lapse if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen. Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium. If the Contract lapses and is not reinstated, the Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefits. Actual year of lapse may be more or less favorable than shown in the chart. Investment returns are hypothetical only. Actual rates of return will vary.

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$115 Monthly Pre-Authorized Check Mode ("P"),
$230,000 Death Benefit Option B (Increasing Death Benefit)

                                   Current Charges and Average Expenses

--------- -------- ------------ ------------ --- --------------------------------------------- ----------------------------------------------- ----------------------------------------------
          End of                                     0% Gross Annual Return (-1.80% Net)             6% Gross Annual Return (4.20% Net)        10% Gross Annual Return (8.20% Net)
           Year
          --------                               --------------------------------------------- ----------------------------------------------- ----------------------------------------------
          --------                               ----------------- ------------- ------------- ------------------- ------------- ------------- ------------------ ------------- -------------
  Age                Premium      Premium            Accumulation     Surrender         Death  Accumulation Value     Surrender         Death       Accumulation     Surrender         Death
                     Outlay        Mode                     Value         Value       Benefit                             Value       Benefit              Value         Value       Benefit
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ------------------- ------------- ------------- ------------------ ------------- -------------
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ------------------- ------------- ------------- ------------------ ------------- -------------
   31        1        1,380          P                        879             0       230,879                 907             0       230,907                926             0       230,926
   32        2        1,380          P                      1,740             0       231,740               1,850             0       231,850              1,925             0       231,925
   33        3        1,380          P                      2,578             0       232,578               2,825             0       232,825              2,999             0       232,999
   34        4        1,380          P                      3,395             0       233,395               3,834             0       233,834              4,152             0       234,152
   35        5        1,380          P                      4,188             0       234,188               4,876           374       234,876              5,390           889       235,390

   36        6        1,380          P                      5,097           639       235,097               6,094         1,637       236,094              6,865         2,408       236,865
   37        7        1,380          P                      5,982         1,566       235,982               7,357         2,941       237,357              8,453         4,037       238,453
   38        8        1,380          P                      6,841         2,471       236,841               8,660         4,290       238,660             10,159         5,789       240,159
   39        9        1,380          P                      7,672         3,351       237,672              10,006         5,685       240,006             11,991         7,670       241,991
   40       10        1,380          P                      8,478         4,204       238,478              11,397         7,123       241,397             13,961         9,687       243,961
                   -----------
                     13,800

   41       11        1,380          P                      9,282         5,763       239,282              12,859         9,340       242,859             16,105        12,586       246,105
   42       12        1,380          P                     10,059         7,278       240,059              14,368        11,588       244,368             18,410        15,629       248,410
   43       13        1,380          P                     10,808         8,749       240,808              15,926        13,868       245,926             20,887        18,829       250,887
   44       14        1,380          P                     11,527        10,173       241,527              17,533        16,178       247,533             23,550        22,195       253,550
   45       15        1,380          P                     12,216        11,549       242,216              19,188        18,521       249,188             26,410        25,743       256,410

   46       16        1,380          P                     12,961        12,961       242,961              21,036        21,036       251,036             29,687        29,687       259,687
   47       17        1,380          P                     13,680        13,680       243,680              22,957        22,957       252,957             33,238        33,238       263,238
   48       18        1,380          P                     14,371        14,371       244,371              24,950        24,950       254,950             37,082        37,082       267,082
   49       19        1,380          P                     15,022        15,022       245,022              27,008        27,008       257,008             41,235        41,235       271,235
   50       20        1,380          P                     15,631        15,631       245,631              29,131        29,131       259,131             45,722        45,722       275,722
                   -----------
                     27,600

   51       21        1,380          P                     16,194        16,194       246,194              31,318        31,318       261,318             50,565        50,565       280,565
   52       22        1,380          P                     16,706        16,706       246,706              33,564        33,564       263,564             55,792        55,792       285,792
   53       23        1,380          P                     17,160        17,160       247,160              35,868        35,868       265,868             61,430        61,430       291,430
   54       24        1,380          P                     17,550        17,550       247,550              38,222        38,222       268,222             67,507        67,507       297,507
   55       25        1,380          P                     17,869        17,869       247,869              40,624        40,624       270,624             74,055        74,055       304,055

   56       26        1,380          P                     18,110        18,110       248,110              43,067        43,067       273,067             81,107        81,107       311,107
   57       27        1,380          P                     18,268        18,268       248,268              45,546        45,546       275,546             88,702        88,702       318,702
   58       28        1,380          P                     18,339        18,339       248,339              48,059        48,059       278,059             96,884        96,884       326,884
   59       29        1,380          P                     18,315        18,315       248,315              50,596        50,596       280,596            105,693       105,693       335,693
   60       30        1,380          P                     18,183        18,183       248,183              53,148        53,148       283,148            115,173       115,173       345,173
                   -----------
                     41,400

   61       31        1,380          P                     17,935        17,935       247,935              55,702        55,702       285,702            125,372       125,372       355,372
   62       32        1,380          P                     17,556        17,556       247,556              58,244        58,244       288,244            136,340       136,340       366,340
   63       33        1,380          P                     17,029        17,029       247,029              60,753        60,753       290,753            148,122       148,122       378,122
   64       34        1,380          P                     16,335        16,335       246,335              63,207        63,207       293,207            160,771       160,771       390,771
   65       35        1,380          P                     15,457        15,457       245,457              65,583        65,583       295,583            174,343       174,343       404,343

   66       36        1,380          P                     14,377        14,377       244,377              67,858        67,858       297,858            188,901       188,901       418,901
   67       37        1,380          P                     13,083        13,083       243,083              70,009        70,009       300,009            204,516       204,516       434,516
   68       38        1,380          P                     11,558        11,558       241,558              72,014        72,014       302,014            221,263       221,263       451,263
   69       39        1,380          P                      9,785         9,785       239,785              73,844        73,844       303,844            239,221       239,221       469,221
   70       40        1,380          P                      7,738         7,738       237,738              75,459        75,459       305,459            258,468       258,468       488,468
                   -----------
                     55,200

--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ------------------- ------------- ------------- ------------------ ------------- -------------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$115 Monthly Pre-Authorized Check Mode ("P"),
$230,000 Death Benefit Option B (Increasing Death Benefit)

                                   Current Charges and Average Expenses

--------- -------- ------------ ------------ --- ---------------------------------------------- ---------------------------------------------- --------------------------------------------------
          End of                                      0% Gross Annual Return (-1.80% Net)            6% Gross Annual Return (4.20% Net)        10% Gross Annual Return (8.20% Net)
           Year
          --------                               ---------------------------------------------- ---------------------------------------------- --------------------------------------------------
          --------                               ------------------- ------------- ------------ ------------------ -------------- ------------ ------------------ --------------- ---------------
  Age                Premium      Premium        Accumulation Value     Surrender        Death       Accumulation      Surrender        Death       Accumulation       Surrender   Death Benefit
                     Outlay        Mode                                     Value      Benefit              Value          Value      Benefit              Value           Value
--------- -------- ------------ ------------ --- ------------------- ------------- ------------ ------------------ -------------- ------------ ------------------ --------------- ---------------
--------- -------- ------------ ------------ --- ------------------- ------------- ------------ ------------------ -------------- ------------ ------------------ --------------- ---------------
   71       41        1,380          P                        5,382         5,382      235,382             76,811         76,811      306,811            279,077         279,077         509,077
   72       42        1,380          P                        2,671         2,671      232,671             77,838         77,838      307,838            301,121         301,121         531,121
   73       43        1,380          P                            0             0            0             78,463         78,463      308,463            324,666         324,666         554,666
   74       44        1,380          P                            0             0            0             78,607         78,607      308,607            349,784         349,784         579,784
   75       45        1,380          P                            0             0            0             78,196         78,196      308,196            376,563         376,563         606,563

   76       46        1,380          P                            0             0            0             77,163         77,163      307,163            405,113         405,113         635,113
   77       47        1,380          P                            0             0            0             75,446         75,446      305,446            435,556         435,556         665,556
   78       48        1,380          P                            0             0            0             72,981         72,981      302,981            468,031         468,031         698,031
   79       49        1,380          P                            0             0            0             69,700         69,700      299,700            502,687         502,687         732,687
   80       50        1,380          P                            0             0            0             65,507         65,507      295,507            539,660         539,660         769,660
                   -----------
                     69,000

   81       51        1,380          P                            0             0            0             60,280         60,280      290,280            579,078         579,078         809,078
   82       52        1,380          P                            0             0            0             53,867         53,867      283,867            621,057         621,057         851,057
   83       53        1,380          P                            0             0            0             46,093         46,093      276,093            665,701         665,701         895,701
   84       54        1,380          P                            0             0            0             36,776         36,776      266,776            713,133         713,133         943,133
   85       55        1,380          P                            0             0            0             25,748         25,748      255,748            763,508         763,508         993,508

   86       56        1,380          P                            0             0            0             12,865         12,865      242,865            817,022         817,022       1,047,022
   87       57        1,380          P                            0             0            0                  0              0            0            873,910         873,910       1,103,910
   88       58        1,380          P                            0             0            0                  0              0            0            934,447         934,447       1,164,447
   89       59        1,380          P                            0             0            0                  0              0            0            998,937         998,937       1,228,937
   90       60        1,380          P                            0             0            0                  0              0            0          1,067,694       1,067,694       1,297,694
                   -----------
                     82,800

   91       61        1,380          P                            0             0            0                  0              0            0          1,141,035       1,141,035       1,371,035
   92       62        1,380          P                            0             0            0                  0              0            0          1,219,274       1,219,274       1,449,274
   93       63        1,380          P                            0             0            0                  0              0            0          1,302,689       1,302,689       1,532,689
   94       64        1,380          P                            0             0            0                  0              0            0          1,391,410       1,391,410       1,621,410
   95       65        1,380          P                            0             0            0                  0              0            0          1,485,185       1,485,185       1,715,185

--------- -------- ------------ ------------ --- ------------------- ------------- ------------ ------------------ -------------- ------------ ------------------ --------------- ---------------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$115 Monthly Pre-Authorized Check Mode ("P"),
$230,000 Death Benefit Option B (Increasing Death Benefit)

                                 Guaranteed Charges and Average Expenses

--------- -------- ------------ ------------ --- --------------------------------------------- -------------------------------------------- ---------------------------------------------
          End of                                     0% Gross Annual Return (-1.80% Net)           6% Gross Annual Return (4.20% Net)       10% Gross Annual Return (8.20% Net)
           Year
          --------                               --------------------------------------------- -------------------------------------------- ---------------------------------------------
          --------                               ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
  Age                Premium      Premium            Accumulation     Surrender         Death      Accumulation     Surrender        Death     Accumulation     Surrender  Death Benefit
                     Outlay        Mode                     Value         Value       Benefit             Value         Value      Benefit            Value         Value
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
   31        1        1,380          P                        731             0       230,731               754             0      230,754              770             0        230,770
   32        2        1,380          P                      1,441             0       231,441             1,533             0      231,533            1,595             0        231,595
   33        3        1,380          P                      2,130             0       232,130             2,335             0      232,335            2,478             0        232,478
   34        4        1,380          P                      2,793             0       232,793             3,156             0      233,156            3,418             0        233,418
   35        5        1,380          P                      3,428             0       233,428             3,994             0      233,994            4,419             0        234,419

   36        6        1,380          P                      4,033             0       234,033             4,849           392      234,849            5,481         1,023        235,481
   37        7        1,380          P                      4,607           191       234,607             5,718         1,302      235,718            6,608         2,192        236,608
   38        8        1,380          P                      5,143           773       235,143             6,596         2,226      236,596            7,798         3,428        237,798
   39        9        1,380          P                      5,640         1,319       235,640             7,479         3,157      237,479            9,053         4,732        239,053
   40       10        1,380          P                      6,097         1,823       236,097             8,366         4,092      238,366           10,378         6,104        240,378
                   -----------
                     13,800

   41       11        1,380          P                      6,506         2,987       236,506             9,250         5,731      239,250           11,769         8,250        241,769
   42       12        1,380          P                      6,866         4,086       236,866            10,128         7,347      240,128           13,229        10,449        243,229
   43       13        1,380          P                      7,177         5,119       237,177            10,998         8,940      240,998           14,764        12,705        244,764
   44       14        1,380          P                      7,435         6,080       237,435            11,855        10,500      241,855           16,372        15,017        246,372
   45       15        1,380          P                      7,635         6,968       237,635            12,693        12,026      242,693           18,056        17,389        248,056

   46       16        1,380          P                      7,772         7,772       237,772            13,505        13,505      243,505           19,814        19,814        249,814
   47       17        1,380          P                      7,843         7,843       237,843            14,284        14,284      244,284           21,648        21,648        251,648
   48       18        1,380          P                      7,844         7,844       237,844            15,025        15,025      245,025           23,559        23,559        253,559
   49       19        1,380          P                      7,769         7,769       237,769            15,720        15,720      245,720           25,547        25,547        255,547
   50       20        1,380          P                      7,613         7,613       237,613            16,358        16,358      246,358           27,609        27,609        257,609
                   -----------
                     27,600

   51       21        1,380          P                      7,366         7,366       237,366            16,925        16,925      246,925           29,739        29,739        259,739
   52       22        1,380          P                      7,016         7,016       237,016            17,405        17,405      247,405           31,930        31,930        261,930
   53       23        1,380          P                      6,548         6,548       236,548            17,778        17,778      247,778           34,169        34,169        264,169
   54       24        1,380          P                      5,947         5,947       235,947            18,019        18,019      248,019           36,440        36,440        266,440
   55       25        1,380          P                      5,198         5,198       235,198            18,106        18,106      248,106           38,730        38,730        268,730

   56       26        1,380          P                      4,285         4,285       234,285            18,015        18,015      248,015           41,019        41,019        271,019
   57       27        1,380          P                      3,196         3,196       233,196            17,720        17,720      247,720           43,291        43,291        273,291
   58       28        1,380          P                      1,921         1,921       231,921            17,202        17,202      247,202           45,532        45,532        275,532
   59       29        1,380          P                        441           441       230,441            16,427        16,427      246,427           47,715        47,715        277,715
   60       30        1,380          P                          0             0             0            15,354        15,354      245,354           49,806        49,806        279,806
                   -----------
                     41,400

   61       31        1,380          P                          0             0             0            13,942        13,942      243,942           51,766        51,766        281,766
   62       32        1,380          P                          0             0             0            12,141        12,141      242,141           53,549        53,549        283,549
   63       33        1,380          P                          0             0             0             9,885         9,885      239,885           55,089        55,089        285,089
   64       34        1,380          P                          0             0             0             7,104         7,104      237,104           56,314        56,314        286,314
   65       35        1,380          P                          0             0             0             3,726         3,726      233,726           57,148        57,148        287,148

--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$115 Monthly Pre-Authorized Check Mode ("P"),
$230,000 Death Benefit Option B (Increasing Death Benefit)

                                 Guaranteed Charges and Average Expenses

--------- -------- ------------ ------------ --- --------------------------------------------- -------------------------------------------- ---------------------------------------------
          End of                                     0% Gross Annual Return (-1.80% Net)           6% Gross Annual Return (4.20% Net)       10% Gross Annual Return (8.20% Net)
           Year
          --------                               --------------------------------------------- -------------------------------------------- ---------------------------------------------
          --------                               ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
  Age                Premium      Premium            Accumulation     Surrender         Death      Accumulation     Surrender        Death     Accumulation     Surrender  Death Benefit
                     Outlay        Mode                     Value         Value       Benefit             Value         Value      Benefit            Value         Value
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------
   66       36        1,380          P                          0             0             0                 0             0            0           57,513        57,513        287,513
   67       37        1,380          P                          0             0             0                 0             0            0           57,323        57,323        287,323
   68       38        1,380          P                          0             0             0                 0             0            0           56,491        56,491        286,491
   69       39        1,380          P                          0             0             0                 0             0            0           54,908        54,908        284,908
   70       40        1,380          P                          0             0             0                 0             0            0           52,435        52,435        282,435
                   -----------
                     55,200

   71       41        1,380          P                          0             0             0                 0             0            0           48,898        48,898        278,898
   72       42        1,380          P                          0             0             0                 0             0            0           44,084        44,084        274,084
   73       43        1,380          P                          0             0             0                 0             0            0           37,731        37,731        267,731
   74       44        1,380          P                          0             0             0                 0             0            0           29,555        29,555        259,555
   75       45        1,380          P                          0             0             0                 0             0            0           19,270        19,270        249,270
--------- -------- ------------ ------------ --- ----------------- ------------- ------------- ----------------- ------------- ------------ ---------------- ------------- --------------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $26,742.06

Guideline Level Annual Premium: $7,700.46

TAMRA Initial 7 Pay Premium: $7,034.07

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 &frac12; would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

OTHER INFORMATION

A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550; P.O. Box 1893, Galveston, TX 77553-1893 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2007

WEALTHQUEST III VARIABLE UNIVERSAL LIFE

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

(REGISTRANT)

AMERICAN NATIONAL INSURANCE COMPANY

(DEPOSITOR)

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract (“the Contract”). You may obtain a copy of the prospectus, dated April 30, 2007, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, Texas 77553-1893.

Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 9130-SAI 4-07

                                           TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

AMERICAN NATIONAL INSURANCE COMPANY

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.23% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.23%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

SALE OF THE CONTRACTS

We have entered into an agreement with Securities Management and Research, Inc. (“SM&R”), our wholly-owned subsidiary, pursuant to which SM&R serves as the distributor and principal underwriter of the Contracts. SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the National Association of Securities Dealers. SM&R’s main offices are located at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

SM&R offers the Contracts on a continuous basis through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the 1934 Act to sell the contracts; and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives. Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts. The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Contract Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Contract becoming a modified endowment contract under the Internal Revenue Code. The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Contract Years. Trail commissions are paid in Contract Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value. At the end of the 25th Contract Month, a persistency commission of 10% of the target premium amount will be paid. Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured’s age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative who sold the Contract and to other registered representatives in the form of override commissions for their service in providing sales support and training. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $75,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2006, the actual fees paid ranged from $450 to $3,500, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We paid aggregate underwriting commissions of $5,303,918, $5,161,558 and $5,234,639 in 2006, 2005, and 2004, respectively, to SM&R for the sale of variable life insurance contracts and variable annuity contracts by its registered representatives and by the selling brokers. SM&R did not retain any of these commissions.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sales incentives and marketing payments, are not charged directly to you or to your Accumulation Value.

THE CONTRACT

The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract. Only statements in the application attached to the Contract and any supplemental applications made a part of the Contract can be used to contest a claim or the validity of the Contract. Any changes must be approved in writing by the president, vice president, or secretary of American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions. Pending regulatory approvals, we intend to distribute the Contracts in all states, except New York, and in certain possession and territories. Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states. In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as the extended guaranteed coverage periods.

Beneficiary.     You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

Incontestability.     The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured. However, this two-year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.

Suicide.     Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state’s insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received less any partial surrenders and Contract Debt. If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

DIVIDENDS

The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

PERFORMANCE DATA

From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner’s Accumulation Value or death benefit. We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccount or the Portfolio in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. The performance information would be lower if these charges were included.

The “yield” of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments. This income is then “annualized” and shown as a percentage of the investment. We also may advertise the “effective yield” of the Subaccount investing in the American National Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the American National Money Market Portfolio subaccount is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. The “total return” of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. “Average annual total return” is the rate of return that would produce that change in value over the specified period, if compounded annually. “Cumulative total return” is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges. Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ILLUSTRATIONS

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we’ll provide you with different kinds of illustrations.

o	Illustrations based on information you give us about the person to be insured by the Contract, their risk class, the face amount, the death benefit and premium payments.

o	Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the expenses of the specific corresponding Portfolios.

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2006 and 2005, and related supplementary schedules for each of the years in the three-year period ended December 31, 2006 and the financial statements and related financial highlights of the American National Variable Life Separate Account as of December 31, 2006 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of American National Insurance Company and Policy Owners of American National
Variable Life Separate Account:
We have audited the accompanying statement of net assets of the American National Variable Life Separate
Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Income and Growth, AA
Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated Capital Income II, Federated Fund for U.S.
Government Securities II, Federated High Income Bond II-Primary Shares, Federated MidCap Growth
Strategies II, Federated Equity Income II, Federated Quality Bond Fund II-Primary Shares, Federated
Kaufmann Fund II-Primary Shares, Fidelity Variable Insurance Product (VIP) Growth and Income, Fidelity
VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity
VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500,
Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth
Opportunities, Fidelity VIP MidCap, Fidelity VIP Aggressive Growth II, Fidelity VIP Equity Income II,
Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity VIP Investment Grade Bond II, Fidelity
VIP Growth and Income II , Fidelity VIP Growth Opportunities II, Fidelity VIP MidCap II, Fidelity VIP
Value II, Fidelity VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds
(V.I.) Dynamics, AIM V.I. Global Health Care, AIM V.I. Technology, AIM V.I. Small Cap Growth, AIM V.I.
Global Real Estate, AIM V.I. Utilities, AIM V.I. Financial Services, MFS Emerging Growth, MFS Capital
Opportunities, MFS Research, MFS Investors Trust, T. Rowe Price (TRP) Equity Income, TRP International
Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, American National (AN) Growth, AN Equity Income, AN
Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, and AN International
Stock Subaccounts) (collectively, the Account) as of December 31, 2006, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in  the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2006 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American National Variable Life Separate Account as
of December 31, 2006 and the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Houston, Texas
April 27, 2007

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                           Alger            Alger Growth       Alger Income &
                                                                                 Small Cap                                 Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
36,710 shares at net asset value of $28.42                                                1,043                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $855)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
27,655 shares at net asset value of $41.22                                                   --               1,140                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $976)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
47,678 shares at net asset value of $11.09                                                   --                  --                 529
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $464)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               1,043               1,140                 529
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     1,043              1,140                 529
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                 1,043              1,140                 529
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               619,221          1,010,385             490,293
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.68               1.13                1.08
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Alger Balanced      Alger Mid Cap      Alger Leveraged
                                                                                                       Growth              AllCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
64,063 shares at net asset value of $14.11                                                  904                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $849)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
69,494 shares at net asset value of $20.75                                                   --               1,442                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,350)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
23,679 shares at net asset value of $41.48                                                   --                  --                 982
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $739)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 904               1,442                 982
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       904              1,442                 982
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   904              1,442                 982
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               738,454          1,001,192             745,680
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.22               1.44                1.32
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Federated         Federated US       Federated High     Federated MidCap
                                                                                                                       Income Bond -
                                                                               Capital Income     Gov't Securities       Prim. Sh.       Growth Strategies
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
5,180 shares at net asset value of $9.73                                                     50                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $44)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
1,046 shares at net asset value of $11.34                                                    --                  12                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $12)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
23,691 shares at net asset value of $7.85                                                    --                  --                 186                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $176)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
7,916 shares at net asset value of $25.64                                                    --                  --                  --                 203
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $172)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                  50                  12                 186                 203
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                        50                 12                 186                  203
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    50                 12                 186                  203
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                44,677             11,391             126,878              144,857
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.13               1.04                1.47                 1.40
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                      Federated Equity   Federated Quality       Federated
                                                                                                       Bond -         Kaufmann - Prim.
                                                                                   Income             Prim. Sh.             Sh.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
11,054 shares at net asset value of $16.34                                                  181                  --                  --
(cost $136)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
743 shares at net asset value of $11.29                                                      --                   8                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $8)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
3,002 shares at net asset value of $16.46                                                    --                  --                  49
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $47)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 181                   8                  49
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       181                  8                  49
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   181                  8                  49
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               127,585              8,036              36,021
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.42               1.04                1.37
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     Fidelity Growth &    Fidelity Equity     Fidelity Growth      Fidelity High
                                                                                   Income              Income                                  Income
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
62,448 shares at net asset value of $16.12                                                1,007                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $845)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
250,045 shares at net asset value of $26.20                                                  --               6,551                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $5,797)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
401,821 shares at net asset value of $35.87                                                  --                  --              14,413                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $14,266)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
119,926 shares at net asset value of $6.35                                                   --                  --                  --                 762
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $789)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               1,007               6,551              14,413                 762
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     1,007              6,551              14,413                  762
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     49              3,783               6,019                  459
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                               958              2,648               8,323                  303
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                120                  71                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                 43,159          1,093,125           2,371,019              286,431
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                           713,823          1,476,824           6,369,083              274,523
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --              3,135               1,726                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   1.13               3.46                2.54                 1.60
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.34               1.79                1.31                 1.10
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --              38.19               41.00                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                       Fidelity Money    Fidelity Overseas        Fidelity         Fidelity Asset
                                                                                                                      Investment Grade
                                                                                   Market                                   Bond              Manager
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
738,686 shares at net asset value of $1.00                                                  739                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $739)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
117,663 shares at net asset value of $23.97                                                  --               2,820                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,896)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
38,032 shares at net asset value of $12.76                                                   --                  --                 485                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $487)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
99,811 shares at net asset value of $15.71                                                   --                  --                  --               1,568
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,498)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 739               2,820                 485               1,568
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Payable to American National for policy terminations, withdrawal payments                     --                  --                  --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Total Liabilities                                                                             --                  --                  --                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Net assets applicable to policyholders                                                       739               2,820                 485               1,568
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------

---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Gold Variable Universal Life                                                    153               1,445                 216               1,088
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Advantage Variable Universal Life                                               540               1,342                 249                 480
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Survivor Variable Universal Life                                                           46                  33                  20                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   WealthQuest III Variable Universal Life                                                    --                  --                  --                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Gold Variable Universal Life                                                101,185             646,792             112,850             547,036
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Advantage Variable Universal Life                                           451,375             800,522             174,161             370,834
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Survivor Variable Universal Life                                                       40,595               1,102               1,116                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   WealthQuest III Variable Universal Life                                                    --                  --                  --                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Gold Variable Universal Life                                                   1.51                2.23                1.91                1.99
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Investrac Advantage Variable Universal Life                                              1.20                1.68                1.43                1.29
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   Survivor Variable Universal Life                                                         1.13               29.98               17.80                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------
   WealthQuest III Variable Universal Life                                                    --                  --                  --                  --
---------------------------------------------------------------------------- -------------------- ------------------- ------------------- -------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity            Fidelity            Fidelity
                                                                                 Index 500           Contrafund      Asset Mgr. Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
138,060 shares at net asset value of $161.36                                             22,277                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $17,694)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
440,608 shares at net asset value of $31.47                                                  --              13,866                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $10,723)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
93,375 shares at net asset value of $13.60                                                   --                  --               1,270
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,159)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                              22,277              13,866               1,270
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                    22,277             13,866               1,270
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                  9,250              4,714                 474
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                            12,668              8,890                 791
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                          359                262                   5
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                              2,824,685          1,280,415             240,834
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                         8,716,604          4,185,993             628,983
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        1,937              6,652                 270
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   3.27               3.68                1.97
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.45               2.12                1.26
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                       185.49              39.38               17.16
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     Fidelity Balanced    Fidelity Growth         Fidelity
                                                                                                        Opp.               MidCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
45,906 shares at net asset value of $15.63                                                  718                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $631)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
119,717 shares at net asset value of $18.16                                                  --               2,174                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,947)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
501,553 shares at net asset value of $34.77                                                  --                  --              17,439
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $12,008)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 718               2,174              17,439
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       718              2,174              17,439
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     48                 39               3,081
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                               648              2,108              13,986
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           22                 27                 372
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                 40,744             46,981             879,427
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                           510,851          2,031,175           4,270,667
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        1,145              1,408               9,685
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   1.18               0.82                3.50
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.27               1.04                3.27
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        18.94              19.26               38.41
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                    --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity            Fidelity            Fidelity            Fidelity
                                                                             Aggressive Growth     Equity Income         Contrafund          Index 500
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
99,982 shares at net asset value of $9.29                                                   929                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $824)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,962 shares at net asset value of $25.87                                                    --                 128                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $131)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
160,738 shares at net asset value of $31.11                                                  --                  --               5,001                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $4,355)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
28,929 shares at net asset value of $159.89                                                  --                  --                  --               4,625
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $3,681)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 929                 128               5,001               4,625
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                   --                   --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Total Liabilities                                                                           --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Net assets applicable to policyholders                                                     929                  128               5,001                4,625
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                                 929                  128               5,001                4,625
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                             763,978               98,147           2,965,492            3,572,133
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                                1.22                 1.31                1.69                 1.29
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity            Fidelity            Fidelity
                                                                              Investment Grade
                                                                                    Bond          Growth & Income       Growth Opp.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
3,869 shares at net asset value of $12.56                                                    49                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $48)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
6,212 shares at net asset value of $15.86                                                    --                  99                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $93)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
34,771 shares at net asset value of $18.03                                                   --                  --                 627
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $531)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                  49                  99                 627
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                   --                   --                  --
and mortality and expense charges
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Total Liabilities                                                                           --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Net assets applicable to policyholders                                                      49                   99                 627
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  49                   99                 627
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                              46,568               78,778             517,500
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                                1.04                 1.25                1.21
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                          Fidelity            Fidelity            Fidelity            Fidelity
                                                                                   MidCap              Value          Value Strategies     Value Leaders
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
260,169 shares at net asset value of $34.25                                               8,911                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $7,421)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,599 shares at net asset value of $14.14                                                    --                  65                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $60)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,483 shares at net asset value of $13.48                                                    --                  --                  33                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $31)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,491 shares at net asset value of $14.75                                                    --                  --                  --                  66
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $61)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               8,911                  65                  33                  66
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                   --                   --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Total Liabilities                                                                           --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Net assets applicable to policyholders                                                   8,911                   65                  33                   66
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                               8,911                   65                  33                   66
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                           4,305,209               51,973              24,713               51,436
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   Survivor Variable Universal Life                                                         --                   --                  --                   --
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------
   WealthQuest III Variable Universal Life                                                2.07                 1.25                1.35                 1.29
---------------------------------------------------------------------------- ------------------ -------------------- ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        AIM Dynamics     AIM Global Health     AIM Technology      AIM Small Cap
                                                                                                        Care                                   Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
6,624 shares at net asset value of $17.15                                                   114                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $85)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
15,645 shares at net asset value of $21.51                                                   --                 337                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $286)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
18,661 shares at net asset value of $14.02                                                   --                  --                 262                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $222)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
7,621 shares at net asset value of $18.50                                                    --                  --                  --                 141
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $116)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 114                 337                 262                 141
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       114                337                 262                  141
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   114                337                 262                  141
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                84,643            289,426             291,536              112,019
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.34               1.16                0.90                 1.26
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                            AIM                 AIM                 AIM
                                                                                                                          Financial
                                                                             Global Real Estate      Utilities            Services
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
66,138 shares at net asset value of $28.74                                                1,901                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,434)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
56,902 shares at net asset value of $21.23                                                   --               1,208                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,063)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
5,927 shares at net asset value of $17.41                                                    --                  --                 103
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $87)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               1,901               1,208                 103
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     1,901              1,208                 103
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                 1,901              1,208                 103
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               590,252            808,122              71,244
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  3.22               1.49                1.45
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                    MFS Variable Insurance Trust - Initial Class Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        MFS Emerging     MFS Capital Opport     MFS Research       MFS Investors
                                                                                   Growth                                                      Trust
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
15,489 shares at net asset value of $20.64                                                  320                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $260)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
9,236 shares at net asset value of $15.51                                                    --                 143                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $112)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,000 shares at net asset value of $18.04                                                    --                  --                  36                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $30)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
8,101 shares at net asset value of $21.69                                                    --                  --                  --                 176
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $133)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 320                 143                  36                 176
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       320                143                  36                  176
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   320                143                  36                  176
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               279,763            126,055              28,420              138,525
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                                --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.14               1.14                1.27                 1.27
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                                       T. Rowe Price
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                        T Rowe Price        T Rowe Price      T Rowe Price Ltd      T Rowe Price
                                                                                                   International
                                                                               Equity Income           Stock             Term Bond         Mid-Cap Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
279,257 shares at net asset value of $24.84                                               6,937                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $5,937)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
124,121 shares at net asset value of $17.97                                                  --               2,230                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,875)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
91,685 shares at net asset value of $4.89                                                    --                  --                 448                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $459)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
215,696 shares at net asset value of $23.88                                                  --                  --                  --               5,151

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $4,380)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                               6,937               2,230                 448               5,151
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                     6,937              2,230                 448                5,151
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                    438                292                  --                  229
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                             2,034                810                  --                3,495
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                          112                101                  --                  195
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                 4,353              1,027                 448                1,232
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                287,098            230,436                  --              127,402
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                         1,106,164            578,985                  --            1,321,749
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        3,816              5,491                  --                7,224
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                             2,911,777            650,240             389,262              759,813
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   1.52               1.27                  --                 1.80
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.84               1.40                  --                 2.64
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        29.27              18.44                  --                27.04
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.49               1.58                1.15                 1.62
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                         AN Growth        AN Equity Income      AN Balanced       AN Money Market
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
6,600,067 shares at net asset value of $1.69                                             11,154                  --                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $10,521)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
4,343,017 shares at net asset value of $1.80                                                 --               7,817                  --                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $7,169)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
2,215,499 shares at net asset value of $1.50                                                 --                  --               3,323                  --

                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $3,134)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
1,108,982 shares at net asset value of $1.00                                                 --                  --                  --               1,109
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,109)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                              11,154               7,817               3,323               1,109
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                    11,154              7,817               3,323                1,109
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                  5,336              3,536               1,179                  169
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                             5,276              2,794               1,229                  126
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                            9                 32                  48                   39
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   533              1,455                 867                  775
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                              2,058,273            959,604             411,471              116,046
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                         4,405,956          1,564,814             838,642              110,941
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                        5,191             13,126              24,615               35,458
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               465,209          1,102,094             680,140              730,853
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   2.59               3.69                2.87                 1.46
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.20               1.79                1.47                 1.13
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                         1.83               2.41                1.93                 1.09
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.15               1.32                1.27                 1.06
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF NET ASSETS

                                                                  AS OF DECEMBER 31, 2006
                                               (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Assets                                     AN Government Bond  AN High Yield Bond   AN Small/Mid Cap    AN International
                                                                                                                                               Stock
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
727,361 shares at net asset value of $1.02                                                  742                  --                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $771)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
285,900 shares at net asset value of $0.85                                                   --                 243                  --                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $254)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
6,909,890 shares at net asset value of $0.31                                                 --                  --               2,142                  --
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $1,739)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
165,674 shares at net asset value of $0.93                                                   --                  --                  --                 154
                                                                             ------------------- ------------------- ------------------- -------------------
                                                                             ------------------- ------------------- ------------------- -------------------
(cost $120)
----------------------------------------------------------------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                               Total Assets                                                 742                 243               2,142                 154
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

----------------------------------------------------------------------------
                                Liabilities
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Payable to American National for policy terminations, withdrawal payments                     --                 --                  --                   --
and mortality and expense charges
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Total Liabilities                                                                             --                 --                  --                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Net assets applicable to policyholders                                                       742                243               2,142                  154
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                     40                  8                 340                    7
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                               199                 37               1,386                   74
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                  28                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                   503                198                 388                   73
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                 33,936              6,115           1,116,591                6,818
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                           156,675             29,655           4,602,285               76,707
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --              95,419                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                               434,057            159,241             390,194               49,244
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
Policyholders' Equity - Unit Value
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Gold Variable Universal Life                                                   1.17               1.35                0.30                 0.98
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Investrac Advantage Variable Universal Life                                              1.27               1.25                0.30                 0.97
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   Survivor Variable Universal Life                                                           --                 --                0.29                   --
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------
   WealthQuest III Variable Universal Life                                                  1.16               1.24                1.00                 1.49
---------------------------------------------------------------------------- -------------------- ------------------ ------------------- --------------------

See accompanying notes to separate account financial statements.                                          (continued)

================================================================================================================================================================

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                         Alger            Alger Growth       Alger Income &
                                                                                 Small Cap                                 Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            --                   1                   6
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --
     WealthQuest III Variable Universal Life                                              (5)                 (7)                 (3)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    (5)                 (6)                  3
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  --                  --

   Realized gains (losses) on sales of investments                                        23                  39                  12

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           23                  39                  12
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  108                  16                  28

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   131                  55                  40
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          126                  49                  43
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================

                                                 AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                         The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                     Alger Balanced      Alger Mid Cap      Alger Leveraged
                                                                                                       Growth              AllCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            11                  --                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --
     WealthQuest III Variable Universal Life                                              (5)                 (9)                 (5)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     6                  (9)                 (5)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                38                 170                  --

   Realized gains (losses) on sales of investments                                         7                  61                  11

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           45                 231                  11
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  (16)                (97)                132

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    29                 134                 143
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           35                 125                 138
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                   Federated Capital      Federated US       Federated High        Federated
                                                                                                                       Income Bond -           Growth
                                                                                   Income         Gov't Securities       Prim. Sh.           Strategies
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             2                  --                  13                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --                  --
     WealthQuest III Variable Universal Life                                              --                  --                  (1)                 (1)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     2                  --                  12                  (1)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  --                  --                  --

   Realized gains (losses) on sales of investments                                         1                  --                   1                  17

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                            1                  --                   1                  17
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                    4                  --                   4                  (1)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                     5                  --                   5                  16
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                            7                  --                  17                  15
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                           Federated Insurance Series - Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                    Federated Equity   Federated Quality       Federated
                                                                                                       Bond -         Kaufmann - Prim.
                                                                                   Income            Prim. Sh.              Sh.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             3                  --                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --
     WealthQuest III Variable Universal Life                                              (1)                 --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     2                  --                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  --                  --

   Realized gains (losses) on sales of investments                                         3                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                            3                  --                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   26                  --                   2

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    29                  --                   2
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           31                  --                   2
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                   Fidelity Growth &    Fidelity Equity     Fidelity Growth      Fidelity High
                                                                                   Income              Income                                  Income
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             9                 196                  55                  57
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               (1)                (31)                (54)                 (4)
     Investrac Advantage Variable Universal Life                                         (11)                (28)               (102)                 (4)
     Survivor Variable Universal Life                                                     --                  (1)                 (1)                 --
     WealthQuest III Variable Universal Life                                              --                  --                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    (3)                136                (102)                 49
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                25                 715                  --                  --

   Realized gains (losses) on sales of investments                                        18                  60                (187)                 (5)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           43                 775                (187)                 (5)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   70                 116               1,080                  27

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   113                 891                 893                  22
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          110               1,027                 791                  71
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)

                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                     Fidelity Money    Fidelity Overseas        Fidelity         Fidelity Asset
                                                                                   Market                             Investment Bond         Manager
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            35                  21                  21                  42
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               (1)                (12)                 (2)                (10)
     Investrac Advantage Variable Universal Life                                          (7)                (15)                 (3)                 (6)
     Survivor Variable Universal Life                                                     --                  --                  --                  --
     WealthQuest III Variable Universal Life                                              --                  --                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    27                  (6)                 16                  26
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  15                   1                  --

   Realized gains (losses) on sales of investments                                        --                 130                 (12)                (10)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           --                 145                 (11)                (10)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   --                 268                  12                  78

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    --                 413                   1                  68
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           27                 407                  17                  94
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                   Fidelity Index 500       Fidelity         Fidelity Asset
                                                                                                     Contrafund         Mgr. Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                           346                 171                  29
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                              (78)                (41)                 (4)
     Investrac Advantage Variable Universal Life                                        (145)               (105)                (11)
  Survivor Variable Universal Life                                                        (2)                 (2)                 --
     WealthQuest III Variable Universal Life                                              --                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                   121                  23                  14
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --               1,101                  --

   Realized gains (losses) on sales of investments                                       203                 389                  (5)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                          203               1,490                  (5)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                2,501                (196)                 68

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                 2,704               1,294                  63
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                        2,825               1,317                  77
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                   Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                   Fidelity Balanced    Fidelity Growth         Fidelity
                                                                                                        Opp.               MidCap
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            13                  15                  58
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                 (28)
     Investrac Advantage Variable Universal Life                                          (8)                (25)               (168)
     Survivor Variable Universal Life                                                     --                  --                  (4)
     WealthQuest III Variable Universal Life                                              --                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     5                 (10)               (142)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                21                  --               1,977

   Realized gains (losses) on sales of investments                                         7                  (9)                911

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           28                  (9)              2,888
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   36                 100                (901)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    64                  91               1,987
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           69                  81               1,845
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                        Fidelity        Fidelity Equity         Fidelity            Fidelity
                                                                             Aggressive Growth         Income            Contrafund          Index 500
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            --                   2                  43                  55
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --                  --
     WealthQuest III Variable Universal Life                                              (6)                 --                 (29)                (27)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    (6)                  2                  14                  28
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                44                   9                 389                  --

   Realized gains (losses) on sales of investments                                        47                  --                  81                  70

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           91                   9                 470                  70
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  (20)                 (2)                (60)                451

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    71                   7                 410                 521
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           65                   9                 424                 549
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                        Fidelity            Fidelity        Fidelity Growth
                                                                              Investment Grade
                                                                                    Bond          Growth & Income           Opp.
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                             1                  --                   2
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --
     WealthQuest III Variable Universal Life                                              --                  --                  (4)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     1                  --                  (2)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  --                  --

   Realized gains (losses) on sales of investments                                        --                  --                  12

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           --                  --                  12
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   --                   5                  17

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    --                   5                  29
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                            1                   5                  27
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                  Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                        Fidelity            Fidelity            Fidelity            Fidelity
                                                                                   MidCap              Value          Value Strategies     Value Leaders
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            11                  --                  --                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --                  --
     WealthQuest III Variable Universal Life                                             (51)                 --                  --                  --

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                   (40)                 --                  --                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                               760                  --                   2                   1

   Realized gains (losses) on sales of investments                                        66                   4                  --                   1

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                          826                   4                   2                   2
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  (11)                  4                   1                   4

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   815                   8                   3                   6
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          775                   8                   3                   6
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                      AIM Dynamics            AIM            AIM Technology      AIM Small Cap
                                                                                                    Global Health
                                                                                                        Care                                   Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                           --                  --                  --                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                              --                  --                  --                  --
     Investrac Advantage Variable Universal Life                                         --                  --                  --                  --
     Survivor Variable Universal Life                                                    --                  --                  --                  --
     WealthQuest III Variable Universal Life                                             (1)                 (2)                 (2)                 (1)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                   (1)                 (2)                 (2)                 (1)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                               --                  --                  --                  --

   Realized gains (losses) on sales of investments                                        3                  10                   4                   3

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           3                  10                   4                   3
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  12                   5                  19                  13

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   15                  15                  23                  16
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          14                  13                  21                  15
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                               AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                          AIM                 AIM                 AIM
                                                                                 Global Real
                                                                                   Estate            Utilities       Financial Services
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            17                  37                   1
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --
     WealthQuest III Variable Universal Life                                              (9)                 (6)                 (1)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                     8                  31                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                60                  23                   1

   Realized gains (losses) on sales of investments                                        33                  50                   1

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           93                  73                   2
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  356                 101                  10

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   449                 174                  12
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          457                 205                  12
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                    MFS Variable Insurance Trust - Initial Class Shares
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                      MFS Emerging     MFS Capital Opport     MFS Research       MFS Investors
                                                                                   Growth                                                      Trust
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            --                   1                  --                   1
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               --                  --                  --                  --
     Investrac Advantage Variable Universal Life                                          --                  --                  --                  --
     Survivor Variable Universal Life                                                     --                  --                  --                  --
     WealthQuest III Variable Universal Life                                              (2)                 (1)                 --                  (1)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    (2)                 --                  --                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                --                  --                  --                  --

   Realized gains (losses) on sales of investments                                        10                   5                  --                   1

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                           10                   5                  --                   1
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                   12                  12                   3                  18

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                    22                  17                   3                  19
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                           20                  17                   3                  19
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                                       T. Rowe Price
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                      T Rowe Price        T Rowe Price      T Rowe Price Ltd      T Rowe Price
                                                                                                   International
                                                                               Equity Income           Stock             Term Bond         Mid-Cap Growth
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                            92                  24                  17                  --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                               (4)                 (1)                 --                  (2)
     Investrac Advantage Variable Universal Life                                         (22)                 (8)                 --                 (44)
     Survivor Variable Universal Life                                                                         (1)                 --                  (2)
     WealthQuest III Variable Universal Life                                             (24)                 (5)                 (3)                 (8)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    42                   9                  14                 (56)
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                               177                   7                  --                 645

   Realized gains (losses) on sales of investments                                       120                  34                  (1)                219

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                          297                  41                  (1)                864
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

   Net change in unrealized appreciation or depreciation of investments                  621                 217                   1                (541)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                   918                 258                  --                 323
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                          960                 267                  14                 267
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                  STATEMENT OF OPERATIONS

                                                               YEAR ENDED DECEMBER 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
                                                                  SEGREGATED SUBACCOUNTS
                                                        American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Operations                                       AN Growth        AN Equity Income      AN Balanced       AN Money Market
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                           123                 236                  76                  44
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                              (46)                (29)                (10)                 (1)
     Investrac Advantage Variable Universal Life                                         (61)                (32)                (15)                 (2)
     Survivor Variable Universal Life                                                     --                  --                  (1)                 --
     WealthQuest III Variable Universal Life                                              (3)                 (8)                 (5)                 (5)

---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                        Investment income (loss) - net                                    13                 167                  45                  36
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                               415                 543                  50                  --
                                                                                                                                                       --
   Realized gains (losses) on sales of investments                                         4                  46                  31                  --
                                                                                                                                                       --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net realized gains (losses) on investments                                          419                 589                  81                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
                                                                                                                                                       --
   Net change in unrealized appreciation or depreciation of investments                  761                 386                 185                  --
                                                                                                                                                       --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
     Net gains (losses) on investments                                                 1,180                 975                 266                  --
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------
---------------------------------------------------------------------------- ------------------- ------------------- ------------------- -------------------

Net increase (decrease) in net assets resulting from operations                        1,193               1,142                 311                  36
============================================================================ =================== =================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                        AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                                     STATEMENT OF OPERATIONS

                                                                  YEAR ENDED DECEMBER 31, 2006
                                                                     (AMOUNTS IN THOUSANDS)
                                                                     SEGREGATED SUBACCOUNTS
                                                           American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Operations                                      AN Government Bond  AN High Yield Bond   AN Small/Mid Cap   AN International
                                                                                                                                                      Stock
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
Investment income (loss)
   Investment income distributions from underlying mutual fund                                   31                  14                  --                  3
   Mortality and expense charges
     Investrac Gold Variable Universal Life                                                      --                  --                  (2)                --
     Investrac Advantage Variable Universal Life                                                 (3)                 (1)                (14)                (1)
     Survivor Variable Universal Life                                                            --                  --                  --                 --
     WealthQuest III Variable Universal Life                                                     (3)                 (1)                 (2)                --

----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
                           Investment income (loss) - net                                        25                  12                 (18)                 2
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund                                       --                  --                  --                 --

   Realized gains (losses) on sales of investments                                              (10)                 --                  48                  6

----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
     Net realized gains (losses) on investments                                                 (10)                 --                  48                  6
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------

   Net change in unrealized appreciation or depreciation of investments                           4                   3                 178                 16

----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
     Net gains (losses) on investments                                                           (6)                  3                 226                 22
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------
----------------------------------------------------------------------------------- ------------------- ------------------- ------------------- ------------------

Net increase (decrease) in net assets resulting from operations                                  19                  15                 208                 24
=================================================================================== =================== =================== =================== ==================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          The Alger American Fund - Class O Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Alger Small Cap     Alger Growth       Alger Income &
                                                                                                                            Growth
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Operations
   Investment income (loss) - net                                                           (5)                (6)                  3
   Net realized gains (losses) on investments                                               23                 39                  12
   Net change in unrealized appreciation or depreciation of investments                    108                 16                  28

------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Net increase (decrease) in net assets resulting from operations                            126                 49                  43
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                 --                 --                  --
     Investrac Advantage Variable Universal Life                                            --                 --                  --
     Survivor Variable Universal Life                                                       --                 --                  --
     WealthQuest III Variable Universal Life                                               374                353                 188

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                 --                 --                  --
     Investrac Advantage Variable Universal Life                                            --                 --                  --
     Survivor Variable Universal Life                                                       --                 --                  --
     WealthQuest III Variable Universal Life                                               115               (199)               (103)

------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Increase (decrease) in net assets from                                                     489                154                  85
policy transactions
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Increase (decrease) in net assets                                                          615                203                 128

Net assets at the beginning of year                                                        428                937                 401
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Net assets at the end of year                                                            1,043              1,140                 529
=============================================================================== ================== ================== =================== ===================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          The Alger American Fund - Class O Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Alger Balanced     Alger Mid Cap      Alger Leveraged
                                                                                                        Growth             AllCap
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Operations
   Investment income (loss) - net                                                           6                  (9)                (5)
   Net realized gains (losses) on investments                                              45                 231                 11
   Net change in unrealized appreciation or depreciation of investments                   (16)                (97)               132

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Net increase (decrease) in net assets resulting from operations                            35                 125                138
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                --                  --                 --
     Investrac Advantage Variable Universal Life                                           --                  --                 --
     Survivor Variable Universal Life                                                      --                  --                 --
     WealthQuest III Variable Universal Life                                              282                 480                252

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                --                  --                 --
     Investrac Advantage Variable Universal Life                                           --                  --                 --
     Survivor Variable Universal Life                                                      --                  --                 --
     WealthQuest III Variable Universal Life                                             (101)               (288)               (40)

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Increase (decrease) in net assets from                                                    181                 192                212
policy transactions
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Increase (decrease) in net assets                                                         216                 317                350

Net assets at the beginning of year                                                       688               1,125                632
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Net assets at the end of year                                                             904               1,442                982
=============================================================================== ================= =================== ================== ====================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           Federated Insurance Series - Class II
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                   Federated Capital      Federated US      Federated High     Federated Growth
                                                                                                                        Income Bond -
                                                                                    Income         Gov't Securities       Prim. Sh.          Strategies
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Operations
   Investment income (loss) - net                                                           2                  --                 12                   (1)
   Net realized gains (losses) on investments                                               1                  --                  1                   17
   Net change in unrealized appreciation or depreciation of investments                     4                  --                  4                  (1)

----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Net increase (decrease) in net assets resulting from operations                             7                  --                 17                   15
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                --                  --                 --                   --
     Investrac Advantage Variable Universal Life                                           --                  --                 --                   --
     Survivor Variable Universal Life                                                      --                  --                 --                   --
     WealthQuest III Variable Universal Life                                               10                   7                 32                   74

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                --                  --                 --                   --
     Investrac Advantage Variable Universal Life                                           --                  --                 --                   --
     Survivor Variable Universal Life                                                      --                  --                 --                   --
     WealthQuest III Variable Universal Life                                               --                   5                 (5)                 (64)

----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Increase (decrease) in net assets from                                                     10                  12                 27                   10
policy transactions
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Increase (decrease) in net assets                                                          17                  12                 44                   25

Net assets at the beginning of year                                                        33                  --                142                  178
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Net assets at the end of year                                                              50                  12                186                  203
============================================================================= =================== =================== ================== ====================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Federated      Federated Quality       Federated
                                                                                                            Bond -         Kaufmann -Prim.
                                                                                     Equity Income        Prim. Sh.              Sh.
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Operations
   Investment income (loss) - net                                                               2                  --                  --
   Net realized gains (losses) on investments                                                   3                  --                  --
   Net change in unrealized appreciation or depreciation of investments                        26                  --                   2

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                31                  --                   2
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                    --                  --                  --
     Investrac Advantage Variable Universal Life                                               --                  --                  --
     Survivor Variable Universal Life                                                          --                  --                  --
     WealthQuest III Variable Universal Life                                                   38                   3                  19

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                    --                  --                  --
     Investrac Advantage Variable Universal Life                                               --                  --                  --
     Survivor Variable Universal Life                                                          --                  --                  --
     WealthQuest III Variable Universal Life                                                  (16)                  3                  28

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Increase (decrease) in net assets from                                                         22                   6                  47
policy transactions
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Increase (decrease) in net assets                                                              53                   6                  49

Net assets at the beginning of year                                                           128                   2                  --
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Net assets at the end of year                                                                 181                   8                  49
=================================================================================== ================= =================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                      Fidelity Growth    Fidelity Equity     Fidelity Growth     Fidelity High
                                                                                        & Income            Income                                Income
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Operations
   Investment income (loss) - net                                                              (3)                136               (102)               49
   Net realized gains (losses) on investments                                                  43                 775               (187)              (5)
   Net change in unrealized appreciation or depreciation of investments                        70                 116               1,080               27

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                               110               1,027                 791               71
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                     8                 386                 805               45
     Investrac Advantage Variable Universal Life                                              124                 234               1,193               26
     Survivor Variable Universal Life                                                          --                  13                   7               --
     WealthQuest III Variable Universal Life                                                   --                  --                  --               --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   (55)               (558)             (1,266)             (65)
     Investrac Advantage Variable Universal Life                                             (148)                (46)             (1,448)             (19)
     Survivor Variable Universal Life                                                          --                  (3)                 (9)              --
     WealthQuest III Variable Universal Life                                                   --                  --                  --               --

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Increase (decrease) in net assets from                                                        (71)                 26                (718)             (13)
policy transactions
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Increase (decrease) in net assets                                                              39               1,053                  73               58

Net assets at the beginning of year                                                           968               5,498              14,340              704
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Net assets at the end of year                                                               1,007               6,551              14,413              762
=================================================================================== ================= =================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                    Fidelity Money    Fidelity Overseas       Fidelity          Fidelity Asset
                                                                                                                     Investment Grade
                                                                                   Market                                  Bond                Manager
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Operations
   Investment income (loss) - net                                                         27                 (6)                 16                     26
   Net realized gains (losses) on investments                                             --                145                 (11)                   (10)
   Net change in unrealized appreciation or depreciation of investments                   --                268                  12                     78

----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Net increase (decrease) in net assets resulting from operations                           27                407                  17                     94
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                               18                117                  30                    109
     Investrac Advantage Variable Universal Life                                          36                118                  36                     45
     Survivor Variable Universal Life                                                     --                  1                  --                     --
     WealthQuest III Variable Universal Life                                              --                 --                  --                     --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                              (17)              (193)                (24)                  (207)
     Investrac Advantage Variable Universal Life                                          62                 (5)               (110)                  (109)
     Survivor Variable Universal Life                                                     --                 (4)                 (1)                    --
     WealthQuest III Variable Universal Life                                              --                 --                  --                     --

----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Increase (decrease) in net assets from                                                    99                 34                 (69)                  (162)
policy transactions
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Increase (decrease) in net assets                                                        126                441                 (52)                   (68)

Net assets at the beginning of year                                                      613              2,379                 537                  1,636
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Net assets at the end of year                                                            739              2,820                 485                  1,568
============================================================================= ================== ================== =================== ======================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2006
                                                                    (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                       Fidelity Index        Fidelity         Fidelity Asset
                                                                                            500            Contrafund         Mgr. Growth
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                               121                 23                  14
   Net realized gains (losses) on investments                                                   203              1,490                 (5)
   Net change in unrealized appreciation or depreciation of investments                       2,501              (196)                  68

------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                               2,825              1,317                  77
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   1,140                508                  78
     Investrac Advantage Variable Universal Life                                              1,489                942                  95
     Survivor Variable Universal Life                                                            67                 70                   1
     WealthQuest III Variable Universal Life                                                     --                 --                  --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                  (1,636)              (631)                (98)
     Investrac Advantage Variable Universal Life                                             (1,610)              (752)               (312)
     Survivor Variable Universal Life                                                            42                (58)                 --
     WealthQuest III Variable Universal Life                                                     --                 --                  --

------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                         (508)                79                (236)
policy transactions
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                             2,317              1,396                (159)

Net assets at the beginning of year                                                          19,960             12,470               1,429
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                22,277             13,866               1,270
==================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Fidelity        Fidelity Growth        Fidelity
                                                                                       Balanced             Opp.               MidCap
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                               5                (10)               (142)
   Net realized gains (losses) on investments                                                  28                 (9)              2,888
   Net change in unrealized appreciation or depreciation of investments                        36                100                (901)

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                69                 81               1,845
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                    13                  7                 270
     Investrac Advantage Variable Universal Life                                               81                252               1,336
     Survivor Variable Universal Life                                                           8                  3                  88
     WealthQuest III Variable Universal Life                                                   --                 --                  --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                    (5)               (20)               (532)
     Investrac Advantage Variable Universal Life                                              (71)              (353)             (1,566)
     Survivor Variable Universal Life                                                          (1)                (9)               (146)
     WealthQuest III Variable Universal Life                                                   --                 --                  --

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                         25               (120)               (550)
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                              94                (39)              1,295

Net assets at the beginning of year                                                           624              2,213              16,144
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                 718              2,174              17,439
================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity Variable Insurance Products - Service Class II
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Fidelity        Fidelity Equity       Fidelity        Fidelity Index
                                                                                   Aggressive Growth       Income           Contrafund            500
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Operations
   Investment income (loss) - net                                                              (6)                 2                 14                28
   Net realized gains (losses) on investments                                                  91                  9                470                70
   Net change in unrealized appreciation or depreciation of investments                       (20)                (2)               (60)              451

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                                65                  9                424               549
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                    --                 --                 --                --
     Investrac Advantage Variable Universal Life                                               --                 --                 --                --
     Survivor Variable Universal Life                                                          --                 --                 --                --
     WealthQuest III Variable Universal Life                                                  298                 77              1,752             1,426

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                    --                 --                 --                --
     Investrac Advantage Variable Universal Life                                               --                 --                 --                --
     Survivor Variable Universal Life                                                          --                 --                 --                --
     WealthQuest III Variable Universal Life                                                 (241)                30               (402)             (770)

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Increase (decrease) in net assets from                                                         57                107              1,350               656
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Increase (decrease) in net assets                                                             122                116              1,774             1,205

Net assets at the beginning of year                                                           807                 12              3,227             3,420
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Net assets at the end of year                                                                 929                128              5,001             4,625
================================================================================== ================== ================== ================== =================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2006
                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                           Fidelity        Fidelity Growth    Fidelity Growth
                                                                                         Investment
                                                                                          Grade Bond         & Income              Opp.
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                                  1                 --                 (2)
   Net realized gains (losses) on investments                                                     --                 --                  12
   Net change in unrealized appreciation or depreciation of investments                           --                  5                  17

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                    1                  5                  27
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                       --                 --                  --
     Investrac Advantage Variable Universal Life                                                  --                 --                  --
     Survivor Variable Universal Life                                                             --                 --                  --
     WealthQuest III Variable Universal Life                                                      17                 80                 211

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                       --                 --                  --
     Investrac Advantage Variable Universal Life                                                  --                 --                  --
     Survivor Variable Universal Life                                                             --                 --                  --
     WealthQuest III Variable Universal Life                                                       8                  7                (109)

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                            25                 87                 102
policy transactions
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                                 26                 92                 129

Net assets at the beginning of year                                                               23                  7                 498
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                     49                 99                 627
===================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2006
                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                           Fidelity        Fidelity Value      Fidelity Value    Fidelity Value
                                                                                            MidCap                              Strategies          Leaders
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                                (40)                --                  --               --
   Net realized gains (losses) on investments                                                    826                  4                   2                2
   Net change in unrealized appreciation or depreciation of investments                          (11)                 4                   1                4

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                  775                  8                   3                6
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                       --                 --                  --               --
     Investrac Advantage Variable Universal Life                                                  --                 --                  --               --
     Survivor Variable Universal Life                                                             --                 --                  --               --
     WealthQuest III Variable Universal Life                                                   3,073                 46                  17               21

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                       --                 --                  --               --
     Investrac Advantage Variable Universal Life                                                  --                 --                  --               --
     Survivor Variable Universal Life                                                             --                 --                  --               --
     WealthQuest III Variable Universal Life                                                    (783)               (47)                 (1)              16

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                         2,290                 (1)                 16               37
policy transactions
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                              3,065                  7                  19               43

Net assets at the beginning of year                                                            5,846                 58                  14               23
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                  8,911                 65                  33               66
===================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                       AIM Dynamics           AIM           AIM Technology          AIM
                                                                                                     Global Health Care                     Small Cap Growth
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                             (1)                 (2)                (2)               (1)
   Net realized gains (losses) on investments                                                  3                  10                  4                 3
   Net change in unrealized appreciation or depreciation of investments                       12                   5                 19                13

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                               14                  13                 21                15
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   --                  --                 --                --
     Investrac Advantage Variable Universal Life                                              --                  --                 --                --
     Survivor Variable Universal Life                                                         --                  --                 --                --
     WealthQuest III Variable Universal Life                                                  27                 109                 77                37

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   --                  --                 --                --
     Investrac Advantage Variable Universal Life                                              --                  --                 --                --
     Survivor Variable Universal Life                                                         --                  --                 --                --
     WealthQuest III Variable Universal Life                                                 (10)                (62)               (51)               (8)

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                        17                  47                 26                29
policy transactions
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                             31                  60                 47                44

Net assets at the beginning of year                                                           83                 277                215                97
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                                114                 337                262               141
================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2006
                                                                    (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                      AIM Global Real          AIM                 AIM
                                                                                                                               Financial
                                                                                          Estate           Utilities           Services
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                                8                  31                 --
   Net realized gains (losses) on investments                                                   93                  73                  2
   Net change in unrealized appreciation or depreciation of investments                        356                 101                 10

------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                                457                 205                 12
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                     --                  --                 --
     Investrac Advantage Variable Universal Life                                                --                  --                 --
     Survivor Variable Universal Life                                                           --                  --                 --
     WealthQuest III Variable Universal Life                                                   514                 461                 30

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                     --                  --                 --
     Investrac Advantage Variable Universal Life                                                --                  --                 --
     Survivor Variable Universal Life                                                           --                  --                 --
     WealthQuest III Variable Universal Life                                                   130                (136)                (6)

------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                         644                 325                 24
policy transactions
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                            1,101                 530                 36

Net assets at the beginning of year                                                            800                 678                 67
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                                1,901               1,208                103
==================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    MFS Variable Insurance Trust - Initial Class Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                       MFS Emerging    MFS Capital Opport    MFS Research      MFS Investors
                                                                                        Growth                                                   Trust
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                             (2)                 --                 --                --
   Net realized gains (losses) on investments                                                 10                   5                 --                 1
   Net change in unrealized appreciation or depreciation of investments                       12                  12                  3                18

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                               20                  17                  3                19
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   --                  --                 --                --
     Investrac Advantage Variable Universal Life                                              --                  --                 --                --
     Survivor Variable Universal Life                                                         --                  --                 --                --
     WealthQuest III Variable Universal Life                                                  91                  26                  9                30

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   --                  --                 --                --
     Investrac Advantage Variable Universal Life                                              --                  --                 --                --
     Survivor Variable Universal Life                                                         --                  --                 --                --
     WealthQuest III Variable Universal Life                                                 (39)                (22)                (2)              (15)

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                        52                   4                  7                15
policy transactions
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                             72                  21                 10                34

Net assets at the beginning of year                                                          248                 122                 26               142
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                                320                 143                 36               176
================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       T. Rowe Price
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                      T Rowe Price       T Rowe Price      T Rowe Price Ltd     T Rowe Price
                                                                                                      International
                                                                                   Equity Income          Stock              Term Bond       Mid-Cap Growth
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                           42                     9                 14              (56)
   Net realized gains (losses) on investments                                              297                    41                (1)               864
   Net change in unrealized appreciation or depreciation of investments                    621                   217                  1             (541)

---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                            960                   267                 14               267
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                 55                    15                 --                37
     Investrac Advantage Variable Universal Life                                           207                    66                 --               351
     Survivor Variable Universal Life                                                        6                    16                 --                36
     WealthQuest III Variable Universal Life                                             1,338                   335                100               254

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                (52)                  208                 --                 5
     Investrac Advantage Variable Universal Life                                          (117)                  180                 --              (560)
     Survivor Variable Universal Life                                                       74                    34                 --               (36)
     WealthQuest III Variable Universal Life                                             (460)                    97                (58)             (212)

---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                   1,051                   951                 42             (125)
policy transactions
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Increase (decrease) in net assets                                                        2,011                 1,218                 56               142

Net assets at the beginning of year                                                      4,926                 1,012                392             5,009
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Net assets at the end of year                                                            6,937                 2,230                448             5,151
================================================================================== =============== ===================== ================== =================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        American National Investment Accounts, Inc.
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         AN Growth      AN Equity Income      AN Balanced      AN Money Market
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                              13                167                  45               36
   Net realized gains (losses) on investments                                                 419                589                  81               --
   Net change in unrealized appreciation or depreciation of investments                       761                386                 185               --

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                             1,193              1,142                 311               36
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   718                339                 117               45
     Investrac Advantage Variable Universal Life                                              758                320                 163                9
     Survivor Variable Universal Life                                                           2                  3                   8               14
     WealthQuest III Variable Universal Life                                                  189                462                 324            1,500

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                  (936)              (539)               (142)             (42)
     Investrac Advantage Variable Universal Life                                             (749)              (315)               (196)             (51)
     Survivor Variable Universal Life                                                          --                  6                 (33)              (4)
     WealthQuest III Variable Universal Life                                                 (140)              (170)               (254)          (1,280)

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                       (158)               106                (13)              191
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                           1,035              1,248                 298              227

Net assets at the beginning of year                                                        10,119              6,569               3,025              882
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                              11,154              7,817               3,323            1,109
================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2006
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        American National Investment Accounts, Inc.
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                      AN Government     AN High Yield    AN Small/Mid Cap    AN International
                                                                                        Bond              Bond                                 Stock
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Operations
   Investment income (loss) - net                                                            25                12               (18)                    2
   Net realized gains (losses) on investments                                               (10)               --                48                     6
   Net change in unrealized appreciation or depreciation of investments                       4                 3               178                    16

--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Net increase (decrease) in net assets resulting from operations                              19                15               208                    24
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                  19                 3                22                     1
     Investrac Advantage Variable Universal Life                                             30                 6               125                     8
     Survivor Variable Universal Life                                                        --                --                 3                    --
     WealthQuest III Variable Universal Life                                                138                49                98                    21

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                 (31)                1               206                     5
     Investrac Advantage Variable Universal Life                                            (86)               (5)              220                    (5)
     Survivor Variable Universal Life                                                        (9)               --                19                    --
     WealthQuest III Variable Universal Life                                               (113)              (43)              (13)                  (12)

--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Increase (decrease) in net assets from                                                      (52)               11               680                    18
policy transactions
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Increase (decrease) in net assets                                                           (33)               26               888                    42

Net assets at the beginning of year                                                         775               217             1,254                   112
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Net assets at the end of year                                                               742               243             2,142                   154
================================================================================= ================= ================= ================= =====================

See accompanying notes to separate account financial statements.                                          (continued)
================================================================================================================================================================

                                                 AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          The Alger American Fund - Class O Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Alger Small Cap     Alger Growth       Alger Income &
                                                                                                                            Growth
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Operations
   Investment income (loss) - net                                                          (2)                (4)                  1
   Net realized gains (losses) on investments                                               8                  2                   7
   Net change in unrealized appreciation or depreciation of investments                    44                 80                   2

------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Net increase (decrease) in net assets resulting from operations                            50                 78                  10
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                --                 --                  --
     Investrac Advantage Variable Universal Life                                           --                 --                  --
     Survivor Variable Universal Life                                                      --                 --                  --
     WealthQuest III Variable Universal Life                                              173                445                 185

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                --                 --                  --
     Investrac Advantage Variable Universal Life                                           --                 --                  --
     Survivor Variable Universal Life                                                      --                 --                  --
     WealthQuest III Variable Universal Life                                              (53)              (141)                (58)

------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
Increase (decrease) in net assets from                                                    120                304                 127
policy transactions
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Increase (decrease) in net assets                                                         170                382                 137

Net assets at the beginning of year                                                       258                555                 264
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------
------------------------------------------------------------------------------- ------------------ ------------------ ------------------- -------------------

Net assets at the end of year                                                             428                937                 401
=============================================================================== ================== ================== =================== ===================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          The Alger American Fund - Class O Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                 Net Changes                                     Alger Balanced     Alger Mid Cap      Alger Leveraged
                                                                                                        Growth             AllCap
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Operations
   Investment income (loss) - net                                                          5                  (6)                (4)
   Net realized gains (losses) on investments                                              9                  53                 14
   Net change in unrealized appreciation or depreciation of investments                   33                  43                 63

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Net increase (decrease) in net assets resulting from operations                           47                  90                 73
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                               --                  --                 --
     Investrac Advantage Variable Universal Life                                          --                  --                 --
     Survivor Variable Universal Life                                                     --                  --                 --
     WealthQuest III Variable Universal Life                                             258                 464                203

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                               --                  --                 --
     Investrac Advantage Variable Universal Life                                          --                  --                 --
     Survivor Variable Universal Life                                                     --                  --                 --
     WealthQuest III Variable Universal Life                                            (126)               (194)              (164)

------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
Increase (decrease) in net assets from                                                   132                 270                 39
policy transactions
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Increase (decrease) in net assets                                                        179                 360                112

Net assets at the beginning of year                                                      509                 765                520
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------
------------------------------------------------------------------------------- ----------------- ------------------- ------------------ --------------------

Net assets at the end of year                                                            688               1,125                632
=============================================================================== ================= =================== ================== ====================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           Federated Insurance Series - Class II
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                   Federated Capital      Federated US      Federated High     Federated MidCap
                                                                                                                        Income Bond -          Growth
                                                                                    Income         Gov't Securities       Prim. Sh.          Strategies
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Operations
   Investment income (loss) - net                                                          1                  --                  9                   (1)
   Net realized gains (losses) on investments                                              1                  --                  1                    2
   Net change in unrealized appreciation or depreciation of investments                   (1)                 --                 (8)                  17

----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Net increase (decrease) in net assets resulting from operations                            1                  --                  2                   18
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                               --                  --                 --                   --
     Investrac Advantage Variable Universal Life                                          --                  --                 --                   --
     Survivor Variable Universal Life                                                     --                  --                 --                   --
     WealthQuest III Variable Universal Life                                              13                  --                 38                   72

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                               --                  --                 --                   --
     Investrac Advantage Variable Universal Life                                          --                  --                 --                   --
     Survivor Variable Universal Life                                                     --                  --                 --                   --
     WealthQuest III Variable Universal Life                                             (10)                 --                (22)                  (9)

----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
Increase (decrease) in net assets from                                                     3                  --                 16                   63
policy transactions
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Increase (decrease) in net assets                                                          4                  --                 18                   81

Net assets at the beginning of year                                                       29                  --                124                   97
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------
----------------------------------------------------------------------------- ------------------- ------------------- ------------------ --------------------

Net assets at the end of year                                                             33                  --                142                  178
============================================================================= =================== =================== ================== ====================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Federated      Federated Quality       Federated
                                                                                                            Bond -         Kaufmann -Prim.
                                                                                     Equity Income        Prim. Sh.              Sh.
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Operations
   Investment income (loss) - net                                                              1                  --                  --
   Net realized gains (losses) on investments                                                  1                  --                  --
   Net change in unrealized appreciation or depreciation of investments                       --                  --                  --

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                2                  --                  --
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   --                  --                  --
     Investrac Advantage Variable Universal Life                                              --                  --                  --
     Survivor Variable Universal Life                                                         --                  --                  --
     WealthQuest III Variable Universal Life                                                  33                  --                  --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   --                  --                  --
     Investrac Advantage Variable Universal Life                                              --                  --                  --
     Survivor Variable Universal Life                                                         --                  --                  --
     WealthQuest III Variable Universal Life                                                 (14)                  2                  --

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Increase (decrease) in net assets from                                                        19                   2                  --
policy transactions
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Increase (decrease) in net assets                                                             21                   2                  --

Net assets at the beginning of year                                                          107                  --                  --
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Net assets at the end of year                                                                128                   2                  --
=================================================================================== ================= =================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                      Fidelity Growth    Fidelity Equity     Fidelity Growth     Fidelity High
                                                                                        & Income            Income                                Income
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Operations
   Investment income (loss) - net                                                              1                  32                 (84)              97
   Net realized gains (losses) on investments                                                  2                 238                (289)              (4)
   Net change in unrealized appreciation or depreciation of investments                       55                 (11)              1,006              (81)

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                               58                 259                 633               12
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   11                 413                 911               50
     Investrac Advantage Variable Universal Life                                             144                 268               1,372               35
     Survivor Variable Universal Life                                                         --                  23                  13               --
     WealthQuest III Variable Universal Life                                                  --                  --                  --               --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   (5)               (651)             (1,075)             (93)
     Investrac Advantage Variable Universal Life                                            (155)               (306)             (1,586)             (56)
     Survivor Variable Universal Life                                                         --                  (9)                (46)              --
     WealthQuest III Variable Universal Life                                                  --                  --                  --               --

----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
Increase (decrease) in net assets from                                                        (5)               (262)               (411)             (64)
policy transactions
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Increase (decrease) in net assets                                                             53                  (3)                222              (52)

Net assets at the beginning of year                                                          915               5,501              14,118              756
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------
----------------------------------------------------------------------------------- ----------------- ------------------- ------------------- ----------------

Net assets at the end of year                                                                968               5,498              14,340              704
=================================================================================== ================= =================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                Net Changes                                    Fidelity Money    Fidelity Overseas       Fidelity          Fidelity Asset
                                                                                                                     Investment Grade
                                                                                   Market                                  Bond                Manager
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Operations
   Investment income (loss) - net                                                        12                 (8)                 13                     26
   Net realized gains (losses) on investments                                            --                (10)                 12                     (7)
   Net change in unrealized appreciation or depreciation of investments                  --                372                 (20)                    30

----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Net increase (decrease) in net assets resulting from operations                          12                354                   5                     49
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                              38                138                  28                    114
     Investrac Advantage Variable Universal Life                                         44                111                  44                     53
     Survivor Variable Universal Life                                                     8                  4                  --                     --
     WealthQuest III Variable Universal Life                                             --                 --                  --                     --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                            (149)              (180)                (22)                  (124)
     Investrac Advantage Variable Universal Life                                        (47)               (15)                (12)                   (59)
     Survivor Variable Universal Life                                                    (9)               (18)                 (1)                    --
     WealthQuest III Variable Universal Life                                             --                 --                  --                     --

----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
Increase (decrease) in net assets from                                                 (115)                40                  37                    (16)
policy transactions
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Increase (decrease) in net assets                                                      (103)               394                  42                     33

Net assets at the beginning of year                                                     716              1,985                 495                  1,603
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------
----------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------------

Net assets at the end of year                                                           613              2,379                 537                  1,636
============================================================================= ================== ================== =================== ======================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2005
                                                                    (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                       Fidelity Index        Fidelity         Fidelity Asset
                                                                                            500            Contrafund         Mgr. Growth
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                              125                (91)                 17
   Net realized gains (losses) on investments                                                   64                138                 (16)
   Net change in unrealized appreciation or depreciation of investments                        520              1,593                  37

------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                709              1,640                  38
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                  1,256                511                  81
     Investrac Advantage Variable Universal Life                                             1,663                917                 129
     Survivor Variable Universal Life                                                           51                 61                   1
     WealthQuest III Variable Universal Life                                                    --                 --                  --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                 (1,492)              (283)               (107)
     Investrac Advantage Variable Universal Life                                            (1,653)              (273)               (109)
     Survivor Variable Universal Life                                                          (15)                37                  --
     WealthQuest III Variable Universal Life                                                    --                 --                  --

------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                        (190)               970                  (5)
policy transactions
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                              519              2,610                  33

Net assets at the beginning of year                                                         19,441              9,860               1,396
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------ ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                               19,960             12,470               1,429
==================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Initial Class
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Fidelity        Fidelity Growth        Fidelity
                                                                                       Balanced             Opp.               MidCap
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                              8                 (7)               (166)
   Net realized gains (losses) on investments                                                  3                (11)                563
   Net change in unrealized appreciation or depreciation of investments                       15                173               1,892

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                               26                155               2,289
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   11                 10                 240
     Investrac Advantage Variable Universal Life                                              93                297               1,329
     Survivor Variable Universal Life                                                          3                  5                  91
     WealthQuest III Variable Universal Life                                                  --                 --                  --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                  (13)               (45)               (142)
     Investrac Advantage Variable Universal Life                                             (77)              (243)               (423)
     Survivor Variable Universal Life                                                        (24)                (1)                 27
     WealthQuest III Variable Universal Life                                                  --                 --                  --

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                        (7)                23               1,122
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                             19                178               3,411

Net assets at the beginning of year                                                          605              2,035              12,733
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                624              2,213              16,144
================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity Variable Insurance Products - Service Class II
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         Fidelity        Fidelity Equity       Fidelity        Fidelity Index
                                                                                   Aggressive Growth       Income           Contrafund            500
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Operations
   Investment income (loss) - net                                                             (5)                --                (14)               20
   Net realized gains (losses) on investments                                                 29                 --                 13                 6
   Net change in unrealized appreciation or depreciation of investments                       29                 --                374                95

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                               53                 --                373               121
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                   --                 --                 --                --
     Investrac Advantage Variable Universal Life                                              --                 --                 --                --
     Survivor Variable Universal Life                                                         --                 --                 --                --
     WealthQuest III Variable Universal Life                                                 303                 11              1,204             1,301

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                   --                 --                 --                --
     Investrac Advantage Variable Universal Life                                              --                 --                 --                --
     Survivor Variable Universal Life                                                         --                 --                 --                --
     WealthQuest III Variable Universal Life                                                (127)                 1                (55)             (490)

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
Increase (decrease) in net assets from                                                       176                 12              1,149               811
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Increase (decrease) in net assets                                                            229                 12              1,522               932

Net assets at the beginning of year                                                          578                 --              1,705             2,488
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------ -----------------

Net assets at the end of year                                                                807                 12              3,227             3,420
================================================================================== ================== ================== ================== =================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2005
                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                           Fidelity        Fidelity Growth    Fidelity Growth
                                                                                         Investment
                                                                                          Grade Bond         & Income              Opp.
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                                --                 --                  (1)
   Net realized gains (losses) on investments                                                    --                 --                   5
   Net change in unrealized appreciation or depreciation of investments                          --                 --                  31

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                  --                 --                  35
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                      --                 --                  --
     Investrac Advantage Variable Universal Life                                                 --                 --                  --
     Survivor Variable Universal Life                                                            --                 --                  --
     WealthQuest III Variable Universal Life                                                     19                  6                 199

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                      --                 --                  --
     Investrac Advantage Variable Universal Life                                                 --                 --                  --
     Survivor Variable Universal Life                                                            --                 --                  --
     WealthQuest III Variable Universal Life                                                      4                  1                 (68)

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                           23                  7                 131
policy transactions
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                                23                  7                 166

Net assets at the beginning of year                                                              --                 --                 332
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                    23                  7                 498
===================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2005
                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                           Fidelity        Fidelity Value      Fidelity Value    Fidelity Value
                                                                                            MidCap                              Strategies          Leaders
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                               (30)                --                  --               --
   Net realized gains (losses) on investments                                                    81                 --                  --               --
   Net change in unrealized appreciation or depreciation of investments                         695                  2                   1                1

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                                 746                  2                   1                1
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                      --                 --                  --               --
     Investrac Advantage Variable Universal Life                                                 --                 --                  --               --
     Survivor Variable Universal Life                                                            --                 --                  --               --
     WealthQuest III Variable Universal Life                                                  2,214                 23                   2                3

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                      --                 --                  --               --
     Investrac Advantage Variable Universal Life                                                 --                 --                  --               --
     Survivor Variable Universal Life                                                            --                 --                  --               --
     WealthQuest III Variable Universal Life                                                   (162)                33                  11               19

------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                        2,052                 56                  13               22
policy transactions
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                             2,798                 58                  14               23

Net assets at the beginning of year                                                           3,048                 --                  --               --
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
------------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                                 5,846                 58                  14               23
===================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                       AIM Dynamics           AIM           AIM Technology          AIM
                                                                                                     Global Health Care                     Small Cap Growth
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                            --                  (2)                (1)               (1)
   Net realized gains (losses) on investments                                                 1                  11                  3                 2
   Net change in unrealized appreciation or depreciation of investments                       6                  11                  3                 2

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                               7                  20                  5                 3
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                  --                  --                 --                --
     Investrac Advantage Variable Universal Life                                             --                  --                 --                --
     Survivor Variable Universal Life                                                        --                  --                 --                --
     WealthQuest III Variable Universal Life                                                 28                  98                 69                40

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                  --                  --                 --                --
     Investrac Advantage Variable Universal Life                                             --                  --                 --                --
     Survivor Variable Universal Life                                                        --                  --                 --                --
     WealthQuest III Variable Universal Life                                                (11)                (76)               (30)              (12)

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                       17                  22                 39                28
policy transactions
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                            24                  42                 44                31

Net assets at the beginning of year                                                          59                 235                171                66
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                                83                 277                215                97
================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31, 2005
                                                                    (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                    SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                    Net Changes                                      AIM Global Real          AIM                 AIM
                                                                                                                               Financial
                                                                                          Estate           Utilities           Services
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                               4                  12                  1
   Net realized gains (losses) on investments                                                  58                   5                  4
   Net change in unrealized appreciation or depreciation of investments                        32                  26                 --

------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                                94                  43                  5
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                    --                  --                 --
     Investrac Advantage Variable Universal Life                                               --                  --                 --
     Survivor Variable Universal Life                                                          --                  --                 --
     WealthQuest III Variable Universal Life                                                  306                 240                 28

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                    --                  --                 --
     Investrac Advantage Variable Universal Life                                               --                  --                 --
     Survivor Variable Universal Life                                                          --                  --                 --
     WealthQuest III Variable Universal Life                                                   (4)                268                (21)

------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                        302                 508                  7
policy transactions
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                             396                 551                 12

Net assets at the beginning of year                                                           404                 127                 55
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------
------------------------------------------------------------------------------------ ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                                 800                 678                 67
==================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    MFS Variable Insurance Trust - Initial Class Shares
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                       MFS Emerging    MFS Capital Opport    MFS Research      MFS Investors
                                                                                        Growth                                                   Trust
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                            (1)                 --                 --                --
   Net realized gains (losses) on investments                                                 1                   4                  1                 1
   Net change in unrealized appreciation or depreciation of investments                      20                  (2)                 1                 8

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                              20                   2                  2                 9
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                  --                  --                 --                --
     Investrac Advantage Variable Universal Life                                             --                  --                 --                --
     Survivor Variable Universal Life                                                        --                  --                 --                --
     WealthQuest III Variable Universal Life                                                 75                  36                 10                27

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                  --                  --                 --                --
     Investrac Advantage Variable Universal Life                                             --                  --                 --                --
     Survivor Variable Universal Life                                                        --                  --                 --                --
     WealthQuest III Variable Universal Life                                                (29)                (22)                (5)              (20)

---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                       46                  14                  5                 7
policy transactions
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Increase (decrease) in net assets                                                            66                  16                  7                16

Net assets at the beginning of year                                                         182                 106                 19               126
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------
---------------------------------------------------------------------------------- ----------------- ------------------- ------------------ -----------------

Net assets at the end of year                                                               248                 122                 26               142
================================================================================== ================= =================== ================== =================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       T. Rowe Price
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                      T Rowe Price       T Rowe Price      T Rowe Price Ltd     T Rowe Price
                                                                                                      International
                                                                                   Equity Income          Stock              Term Bond       Mid-Cap Growth
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Operations
   Investment income (loss) - net                                                          29                     8                 11               (50)
   Net realized gains (losses) on investments                                             263                    20                 --               381
   Net change in unrealized appreciation or depreciation of investments                  (154)                   96                 (6)              259

---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Net increase (decrease) in net assets resulting from operations                           138                   124                  5               590
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                41                    10                 --                35
     Investrac Advantage Variable Universal Life                                          206                    55                 --               394
     Survivor Variable Universal Life                                                       2                    12                 --                36
     WealthQuest III Variable Universal Life                                            1,131                   173                119               283

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                76                     8                 --               (60)
     Investrac Advantage Variable Universal Life                                          (16)                  (20)                --              (381)
     Survivor Variable Universal Life                                                      (1)                   21                 --               (13)
     WealthQuest III Variable Universal Life                                             (220)                   91                (47)             (124)

---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
Increase (decrease) in net assets from                                                  1,219                   350                 72               170
policy transactions
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Increase (decrease) in net assets                                                       1,357                   474                 77               760

Net assets at the beginning of year                                                     3,569                   538                315             4,249
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------
---------------------------------------------------------------------------------- --------------- --------------------- ------------------ -----------------

Net assets at the end of year                                                           4,926                 1,012                392             5,009
================================================================================== =============== ===================== ================== =================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================
                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        American National Investment Accounts, Inc.
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                   Net Changes                                         AN Growth      AN Equity Income      AN Balanced      AN Money Market
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Operations
   Investment income (loss) - net                                                             12                 43                  33               17
   Net realized gains (losses) on investments                                                (49)               167                  61               --
   Net change in unrealized appreciation or depreciation of investments                      240               (131)               (109)              --

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Net increase (decrease) in net assets resulting from operations                              203                 79                 (15)              17
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                  747                363                 121               32
     Investrac Advantage Variable Universal Life                                             826                353                 165               11
     Survivor Variable Universal Life                                                         --                  4                  34               56
     WealthQuest III Variable Universal Life                                                 194                376                 320            1,383

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                 (848)              (533)               (147)              68
     Investrac Advantage Variable Universal Life                                            (778)              (407)               (186)            (103)
     Survivor Variable Universal Life                                                         --                 (1)                  3              (44)
     WealthQuest III Variable Universal Life                                                 (98)              (150)               (127)          (1,391)

---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
Increase (decrease) in net assets from                                                        43                  5                 183               12
policy transactions
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Increase (decrease) in net assets                                                            246                 84                 168               29

Net assets at the beginning of year                                                        9,873              6,485               2,857              853
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------
---------------------------------------------------------------------------------- ------------------ ------------------ ------------------- ----------------

Net assets at the end of year                                                             10,119              6,569               3,025              882
================================================================================== ================== ================== =================== ================

See accompanying notes to separate account financial statements.                                           (continued)
================================================================================================================================================================

                                                      AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31, 2005
                                                                   (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   SEGREGATED SUBACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        American National Investment Accounts, Inc.
-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                  Net Changes                                      AN Government     AN High Yield    AN Small/Mid Cap    AN International
                                                                                        Bond              Bond                                 Stock
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Operations
   Investment income (loss) - net                                                           18                11               (13)                   --
   Net realized gains (losses) on investments                                              (11)                4                16                     3
   Net change in unrealized appreciation or depreciation of investments                      4               (20)               38                     3

--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Net increase (decrease) in net assets resulting from operations                             11                (5)               41                     6
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                                                 21                 2                16                    --
     Investrac Advantage Variable Universal Life                                            36                 6               157                     9
     Survivor Variable Universal Life                                                        3                --                 1                    --
     WealthQuest III Variable Universal Life                                               167                57               104                    18

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                                                (37)               (1)               (8)                   --
     Investrac Advantage Variable Universal Life                                           (78)               --              (115)                   (2)
     Survivor Variable Universal Life                                                       --                --                 2                    --
     WealthQuest III Variable Universal Life                                              (148)              (52)              (56)                   (9)

--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
Increase (decrease) in net assets from                                                     (36)               12               101                    16
policy transactions
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Increase (decrease) in net assets                                                          (25)                7               142                    22

Net assets at the beginning of year                                                        800               210             1,112                    90
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------
--------------------------------------------------------------------------------- ----------------- ----------------- ----------------- ---------------------

Net assets at the end of year                                                              775               217             1,254                   112
================================================================================= ================= ================= ================= =====================

See accompanying notes to separate account financial statements.
================================================================================================================================================================

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on
February 20, 1991. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable life insurance products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund,
American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable
Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T.
Rowe Price International Series, Inc. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly owned subsidiary of the Sponsor.

Basis of Presentation... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates... The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)

================================================================================================================================================================

SECURITY PURCHASES AND SALES

For the year ended December 31, 2006, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                $547                        $62
Alger Growth                                              266                       118
Alger Income & Growth                                  129                         41
Alger Balanced                                             263                        39
Alger MidCap Growth                                       519                       166
Alger Leveraged AllCap                                    246                        39
Federated Capital Income                                    15                         2
Federated US Gov't Securities                               12                        --
Federated High Income Bond - Prim. Sh.                      46                         6
Federated MidCap Growth Strategies                          62                        53
Federated Equity Income                                     34                        10
Federated Quality Bond - Prim. Sh.                           7                        --
Federated Kaufmann - Prim. Sh.                              48                         1
Fidelity Growth & Income                               105                       155
Fidelity Equity Income                                   1,396                       520
Fidelity Growth                                            703                     1,523
Fidelity High Income                                        91                        54
Fidelity Money Market                                      197                        71
Fidelity Overseas                                          470                       427
Fidelity Investment Grade Bond                             131                       183
Fidelity Asset Manager                                     113                       249
Fidelity Index 500                                       1,328                     1,714
Fidelity Contrafund                                      2,432                     1,230
Fidelity Asset Manager Growth                              121                       343
Fidelity Balanced                                          142                        91
Fidelity Growth Opportunities                              193                       324
Fidelity Mid Cap                                         3,292                     2,007
Fidelity Aggressive Growth II                              231                       136
Fidelity Equity Income II                                  122                         4
Fidelity Contrafund II                                   1,947                       194
Fidelity Index 500 II                                      966                       281
Fidelity Investment Grade Bond II                           30                         4
Fidelity Growth & Income II                             91                         5
Fidelity Growth Opportunities II                           138                        38
Fidelity Mid Cap II                                      3,173                       163
Fidelity Value II                                           48                        49
Fidelity Value Strategies II                                19                         1
Fidelity Value Leaders II                                   49                        10
AIM Dynamics                                                24                         7
AIM Global Health Care                                      77                        32
AIM Technology                                              61                        37
AIM Small Company Growth                                    38                         9
AIM Global Real Estate                                     792                        81
AIM Utilities                                              575                       196
AIM Financial Services                                      33                         8
MFS Emerging Growth                                         75                        26
MFS Capital Opportunities                                   20                        15

================================================================================================================================================================

                                                     Purchases                    Sales
------------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                $9                        $1
MFS Investors Trust                                         22                         8
T. Rowe Price Equity Income                              1,848                        578
T. Rowe Price International Stock                        1,124                       156
T. Rowe Price Limited-Term Bond                             86                        29
T. Rowe Price Mid-Cap Growth                             1,108                       644
AN Growth                                                1,132                       862
AN Equity Income                                         1,383                       566
AN Balanced                                                450                       368
AN Money Market                                          1,279                     1,051
AN Government Bond                                         151                       178
AN High Yield Bond                                          80                        57
AN Small-Cap/Mid-Cap                                       860                       198
AN International Stock                                      37                        17
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                $ 30,986                  $ 15,437

(3)      POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:

     Investrac Gold Variable Universal Life                                             0.90%
     Investrac Advantage Variable Universal Life                                        1.25%
     Survivorship Advantage Variable Universal Life                                     0.90%
     Wealthquest III Variable Universal Life                                            0.70%

Monthly Administrative Charges...A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable. Also, a monthly maintenance fee varying by product is assessed as follows:

     Investrac Gold Variable Universal Life                                             $2.50
     Investrac Advantage Variable Universal Life                                        $7.50
     Survivorship Advantage Variable Universal Life                                     $5.00
     Wealthquest III Variable Universal Life                                            $7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the
Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:

     Investrac Gold Variable Universal Life - a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to
     4%.
     Investrac Advantage Variable Universal Life - no sales charges or loads
     Survivorship Advantage Variable Universal Life - up to a 3% sales charge
     Wealthquest III Variable Universal Life - up to a 6% sales charge
(4)

================================================================================================================================================================

FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return
(all numbers are percentages):

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

Alger Small Capitalization:
2006          619           $1.68               $1,043              --                  0.70                    19.18
2005          303            1.41                  428               --                 0.70                    16.07
2004          212            1.22                  258               --                 0.70                    15.76
2003           88            1.05                   93              --                  0.70                    41.35
2002           29            0.74                   21               --                 0.70                   -26.74
Alger Growth :
2006       1,010           1.13                 1,140            0.12                   0.70                      4.42
2005         867           1.08                   937            0.19                   0.70                     11.25
2004         572           0.97                   555             --                    0.70                      4.76
2003         341           0.93                   316             --                    0.70                     34.22
2002         146           0.69                   101            0.04                   0.70                    -33.46
Alger Income & Growth:
2006         490           1.08                  529            1.23                    0.70                      8.55
2005         403           0.99                  401            0.93                    0.70                      2.72
2004         273           0.97                  264            0.48                    0.70                      7.09
2003         159           0.90                  144            0.26                    0.70                     28.94
2002          58           0.70                   41            0.57                   0.70                     -31.58
Alger Balanced:
2006         738           1.22                  904            6.14                    0.70                      4.00
2005         584           1.18                  688            1.58                   0.70                       7.67
2004         465           1.09                  509            1.38                   0.70                       3.83
2003         248           1.05                  261            1.64                  0.70                       18.20
2002         102           0.89                   91            0.97                  0.70                     - 12.90
Alger MidCap Growth:
2006       1,001           1.44                1,442             13.28                0.70                       9.38
2005         854           1.32                1,125            3.60                   0.70                     9.06
2004         634           1.21                  765              --                  0.70                      12.25
2003         356           1.08                  383              --                  0.70                    46.76
2002         169           0.73                  124              --                  0.70                     -30.03
Alger Leveraged AllCap:
2006         746           1.32                   982             --                 0.70                       18.44
2005         568           1.11                  632              --                 0.70                       13.65
2004         531           0.98                  520              --                   0.70                      7.43
2003         293           0.91                  267              --                 0.70                       33.79
2002          51           0.68                   35              --                  0.70                     -34.37

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

Federated Capital Income:
2006          45          $1.13                 $50             5.12                 0.70                       14.84
2005          34           0.98                   33            3.23                  0.70                      5.54
2004          31           0.93                   29            3.86                  0.70                       9.15
2003          21           0.85                   18            4.61                   0.70                     19.83
2002          10            0.71                   7            1.18                 0.70                      -24.48
Federated US Gov't Securities:
2006          11          1.04                    12            0.17                  0.70                       3.42
2005         --           1.01                    --              --                  0.70                       0.68
Federated High Income Bond:
2006         127          1.47                  186             7.83                 0.70                       10.04
2005         107           1.33                  142            7.42                  0.70                       1.94
2004          95           1.31                  124            6.73                  0.70                       9.69
2003          87           1.19                  104            5.32                   0.70                    21.36
2002          51           0.98                   50            4.52                  0.70                       0.68
Federated MidCap Growth Strategies:
2006         145          1.40                   203              --                  0.70                       7.48
2005         137           1.30                  178              --                   0.70                    11.42
2004          83           1.17                   97              --                   0.70                    14.62
2003          44           1.02                   45              --                   0.70                    40.17
2002          22           0.73                   16              --                   0.70                    -26.86
Federated Equity Income:
2006         128           1.42                 181             2.03                  0.70                     22.28
2005         111           1.16                  128            1.70                   0.70                      2.61
2004          95           1.13                  107            1.60                   0.70                     12.05
2003          63           1.01                   64            1.35                   0.70                     26.38
2002          30           0.80                   24            0.53                   0.70                    -21.29
Federated Quality Bond:
2006           8           1.04                   8            1.57                   0.70                      3.43
2005           2            1.01                   2              --                  0.70                       0.96
Federated Kaufmann:
2006          36          1.37                  49             0.04                  0.70                       14.08
2005          --            1.20                  --              --                   0.70                     20.23
Fidelity Growth & Income:
2006        757    1.13 to 1.34              1,007              3.41          0.90 to 1.25             11.81 to 12.17
2005        821     1.01 to 1.20                 968            1.41           0.90 to 1.25              6.38 to 6.67
2004        824     0.95 to 1.13                 915            0.83           0.90 to 1.25              4.48 to 4.85
2003        793   0.90 to 15.14                  838            1.07          0.90 to 1.25            22.24 to 22.67
2002        659   0.74 to 12.34                584              1.33          0.90 to 1.25           -17.64 to -17.35
Fidelity Equity Income:
2006       2,573   1.79 to 38.19              6,551            15.11           0.90 to 1.25            18.71 to 19.12
2005      2,521   1.51 to 32.06                 5,498           5.16          0.90 to 1.25               4.55 to 4.92
2004      2,629   1.44 to 30.56                 5,501           1.45          0.90 to 1.25             10.14 to 10.53
2003      2,634   1.31 to 27.65                 5,020           1.65          0.90 to 1.25             28.71 to 29.16
2002      2,446   1.02 to 21.40                 3,709           1.72           0.90 to 1.25          -17.97 to -17.68
Fidelity Growth:
2006      8,742     1.31 to 41.00              14,413             0.38          0.90 to 1.25             5.52 to 5.90
2005      9,131    1.24 to 38.72             14,340             0.48          0.90 to 1.25               4.49 to 4.90
2004      9,386    1.19 to 36.93               14,118           0.25          0.90 to 1.25               2.09 to 2.45
2003      8,871    1.16 to 36.05               13,230           0.25          0.90 to 1.25            31.15 to 31.66
2002      7,910   0.88 to 27.38                 9,207           0.23           0.90 to 1.25          -30.96 to -30.71

================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

Fidelity High Income:
2006        561   $1.10 to 1.60                $762             7.79         0.90 to 1.25               9.86 to 10.33
2005        567     1.01 to 1.45                  704          14.32          0.90 to 1.25               1.43 to 1.78
2004        618     0.99 to 1.43                  756           8.11          0.90 to 1.25               8.23 to 8.61
2003        646     0.92 to 9.82                  737           6.83          0.90 to 1.25             25.69 to 26.15
2002        593     0.73 to 1.04                  544          11.57          0.90 to 1.25               2.17 to 2.52
Fidelity Money Market:
2006        593  1.13 to 1.51                 739             5.21           0.90 to 1.25                3.55 to 3.91
2005        507     1.09 to 1.46                  613           3.02          0.90 to 1.25               1.77 to 2.12
2004        588     1.07 to 1.43                  716           1.18          0.90 to 1.25              -0.05 to 0.30
2003        659     1.06 to 1.42                  806           0.98          0.90 to 1.25              -0.26 to 0.12
2002        691     1.06 to 1.42                  854           1.55          0.90 to 1.25               0.44 to 0.78
Fidelity Overseas:
2006      1,448  1.68 to 29.98               2,820              1.39         0.90 to 1.25              16.64 to 17.03
2005      1,410   1.44 to 25.62                 2,379           1.05          0.90 to 1.25             18.02 to 18.47
2004      1,367   1.22 to 21.71                 1,985           1.10          0.90 to 1.25             12.22 to 12.62
2003      1,298   1.09 to 19.28                 1,672           0.74          0.90 to 1.25             41.03 to 42.05
2002      1,209   0.77 to 13.57                 1,113           0.79           0.90 to 1.25          -21.26 to -20.21
Fidelity Investment Grade Bond:
2006        288  1.43 to 17.80                 485             4.36          0.90 to 1.25                3.06 to 3.42
2005        338    1.39 to 17.21                  537           6.06          0.90 to 1.25               0.92 to 1.28
2004        312    1.38 to 16.99                  495           6.75          0.90 to 1.25               3.15 to 3.52
2003        310    1.33 to 16.42                  479           6.04          0.90 to 1.25               4.10 to 4.26
2002        353    1.28 to 15.75                  547           2.83          0.90 to 1.25               8.78 to 9.37
Fidelity Asset Manager:
2006        918   1.29 to 1.99               1,568             2.64          0.90 to 1.25                5.99 to 6.36
2005      1,021    1.22 to 1.87                 1,636           2.63          0.90 to 1.25               2.75 to 3.11
2004      1,031    1.19 to 1.81                 1,603           2.63          0.90 to 1.25               4.15 to 4.52
2003      1,045   1.14 to 17.86                 1,562           3.43          0.90 to 1.25            16.32 to 16.92
2002      1,009   0.98 to 15.27                 1,301           3.76          0.90 to 1.25             -9.70 to -9.54
Fidelity Index 500:
2006      11,543 1.45 to 185.49             22,277            1.64           0.90 to 1.25              14.31 to 14.70
2005     11,806   1.27 to 161.72               19,960           1.71          0.90 to 1.25               3.52 to 3.88
2004     11,884   1.23 to 155.67               19,441           1.23          0.90 to 1.25               9.24 to 9.62
2003     11,193   0.82 to 142.01               17,002           1.36          0.90 to 1.25             26.81 to 27.26
2002     10,173   0.64 to 111.59               12,419           1.24           0.90 to 1.25          -23.21 to -22.94
Fidelity Contrafund:
2006      5,473  2.12 to 39.38              13,866             9.66          0.90 to 1.25              10.34 to 10.72
2005      5,412    1.92 to 35.57               12,470           0.28          0.90 to 1.25             15.50 to 15.89
2004      4,967   1.67 to 30.69                 9,860           0.31          0.90 to 1.25             14.04 to 14.44
2003      4,611   1.01 to 26.82                 8,087           0.42          0.90 to 1.25             26.87 to 27.31
2002      4,164   0.80 to 21.06                 5,797           0.81           0.90 to 1.25          -10.47 to -10.15
Fidelity Asset Manager: Growth:
2006         870 1.26 to 17.16               1,270             2.13          0.90 to 1.25                5.67 to 6.03
2005      1,057   1.19 to 16.18                 1,429           2.28          0.90 to 1.25               2.60 to 2.96
2004      1,053   1.16 to 15.72                 1,396           2.22          0.90 to 1.25               4.66 to 5.03
2003      1,011   1.11 to 14.96                 1,304           2.67          0.90 to 1.25             21.93 to 22.23
2002        916    0.91 to 12.24                  978           2.60         0.90 to 1.25            -16.56 to -16.28

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

Fidelity Balanced:
2006        553  $1.18 to 18.94               $718             5.10          0.90 to 1.25              10.33 to 10.71
2005        535    1.07 to 17.11                  624           2.46          0.90 to 1.25               4.45 to 4.82
2004        525    1.02 to 16.32                  605           1.94          0.90 to 1.25               4.16 to 4.52
2003        459    0.98 to 15.61                  513           2.43          0.90 to 1.25             16.21 to 16.67
2002        376    0.84 to 13.38                  345           2.71          0.90 to 1.25             -9.80 to -9.53
Fidelity Growth Opportunities:
2006      2,080  0.82 to 19.26               2,174             0.68          0.90 to 1.25                4.15 to 4.52
2005      2,204   0.79 to 18.43                 2,213           0.86          0.90 to 1.25               7.54 to 7.92
2004      2,194   0.73 to 17.08                 2,035           0.51          0.90 to 1.25               5.86 to 6.23
2003      2,144   0.67 to 16.08                 1,876           0.71          0.90 to 1.25             28.26 to 29.72
2002      1,949   0.52 to 12.49                 1,322           0.97           0.90 to 1.25          -23.14 to -22.55
Fidelity Mid Cap:
2006      5,160  3.27 to 38.41               17,439           12.12          0.90 to 1.25              11.30 to 11.70
2005      5,305    2.94 to 34.39               16,144           1.52          0.90 to 1.25             16.84 to 17.25
2004      4,922    2.52 to 29.33              12,733               --         0.90 to 1.25             23.36 to 23.80
2003      4,490   2.04 to 23.69                 9,394           0.37          0.90 to 1.25             36.91 to 37.40
2002      3,987   1.49 to 17.25                 6,085           0.89           0.90 to 1.25          -10.91 to -10.62
Fidelity Aggressive Growth II:
2006         764         1.22                  929             5.05                  0.70                        7.54
2005         713           1.13                   807           3.38                   0.70                      6.99
2004         547           1.06                  578              --                   0.70                      9.19
2003         359           0.97                  347              --                  0.70                      29.38
2002         148           0.75                  111              --                  0.70                     -27.13
Fidelity Equity Income II:
2006          98         1.31                   128           15.59                 0.70                       19.10
2005          11          1.10                    12              --                   0.70                      9.83
Fidelity Contrafund II:
2006      2,965          1.69                 5,001           10.50                 0.70                        10.66
2005       2,118            1.52                3,227           0.10                  0.70                      15.83
2004       1,296            1.32                1,705           0.16                  0.70                      14.35
2003         772           1.15                   888           0.18                  0.70                      27.30
2002         302           0.90                   273           0.13                  0.70                     -10.23
Fidelity Index 500 II:
2006       3,572         1.29                4,625            1.36                  0.70                        14.64
2005       3,028            1.13                3,420           1.37                   0.70                      3.82
2004       2,286            1.09                2,488           0.96                   0.70                      9.57
2003       1,480            0.99                1,470           0.83                   0.70                     27.20
2002         608            0.78                  475            0.31                 0.70                     -22.99
Fidelity Investment Grade Bond II:
2006          47        1.04                    49             2.43                  0.70                        3.41
2005          23          1.01                    23              --                   0.70                      0.90
Fidelity Growth & Income II:
2006          79         1.25                    99              --                  0.70                       12.07
2005           6            1.12                   7              --                 0.70                       11.59
Fidelity Growth Opportunities II:
2006         518       1.21                     627             0.40                  0.70                       4.39
2005         429           1.16                   498           0.53                   0.70                      7.92
2004         309           1.08                   332            0.26                  0.70                      6.14
2003         205            1.01                  207            0.30                  0.70                     28.50
2002          90            0.79                   71             0.19                0.70                     -22.55

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

Fidelity Mid Cap II:
2006       4,305         $2.07                $8,911            10.45                 0.70                      11.62
2005       3,153            1.85                5,846           1.24                  0.70                      17.25
2004       1,927            1.58               3,048              --                  0.70                      23.78
2003       1,059            1.28                 1,353          0.16                  0.70                      37.29
2002         483           0.93                 450             0.13                  0.70                     -10.65
Fidelity Value II:
2006          52         1.25                    65            0.75                 0.70                        13.61
2005          52          1.10                     58           0.61                  0.70                      10.12
Fidelity Value Strategies II:
2006          25         1.35                   33            10.37                 0.70                        15.20
2005          12          1.18                    14              --                  0.70                      17.56
Fidelity Value Leaders II:
2006          51         1.29                   66             3.16                 0.70                        14.07
2005          20          1.13                     23           0.84                  0.70                      12.90
AIM Dynamics:
2006         85          1.34                    114             --                 0.70                        15.31
2005          71          1.16                    83             --                  0.70                        9.95
2004          56          1.06                    59             --                   0.70                      12.55
2003          43          0.94                    40             --                   0.70                     36.86
2002           6            0.69                  4              --                   0.70                     -32.37
AIM Global Health Care:
2006         289         1.16                   337              --                 0.70                         4.50
2005         249           1.11                  277             --                  0.70                        7.39
2004         227           1.04                  235             --                  0.70                        6.82
2003         158           0.97                  154             --                   0.70                      26.89
2002          78          0.76                    60             --                   0.70                     -25.07
AIM Technology:
2006         292         0.90                   262              --                 0.70                         9.71
2005         262           0.82                  215             --                  0.70                        1.46
2004         212           0.81                  171             --                  0.70                        3.90
2003         123          0.78                    96             --                   0.70                      44.28
2002          54          0.54                    29             --                   0.70                     -47.22
AIM Small Company Growth:
2006         112         1.26                   141              --                 0.70                        13.34
2005          87            1.11                  97             --                    0.70                      4.46
2004          62            1.06                  66              --                   0.70                     13.10
2003           29           0.94                  27               --                  0.70                     32.50
2002          10           0.71                    7              --                   0.70                    -31.60
AIM Global Real Estate:
2006         590         3.22                 1,901             5.73                 0.70                       41.61
2005         352             2.27                 800            4.79                  0.70                     13.44
2004         202           2.00                  404             2.90                 0.70                      35.63
2003          85           1.48                  125             2.54                  0.70                    37.85
2002          19            1.07                   20             2.08                 0.70                      5.63
AIM Utilities:
2006         808         1.49                  1,208           6.35                 0.70                        24.59
2005         565           1.20                  678            3.69                  0.70                      16.02
2004         123           1.03                  127            2.06                  0.70                      22.69
2003          79            0.84                  67            1.29                  0.70                     16.65
2002          59            0.72                43              0.51                  0.70                     -20.88

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

AIM Financial Services:
2006          71        $1.45                  $103              1.84                0.70                       15.63
2005          54            1.25                  67            1.43                  0.70                       5.17
2004          46            1.19                  55            0.85                 0.70                       7.92
2003          27            1.10                  30            0.63                  0.70                      28.68
2002          14            0.86                 12             0.83                  0.70                     -15.49
MFS Emerging Growth:
2006         280         1.14                   320              --                 0.70                         7.14
2005         232           1.07                  248             --                  0.70                        8.43
2004         185           0.98                  182             --                   0.70                      12.17
2003         106            0.88                  93             --                   0.70                     29.32
2002          45            0.68                  30              --                  0.70                     -34.22
MFS Capital Opportunities:
2006         126           1.14                 143             0.73                 0.70                       13.01
2005         121           1.01                  122            0.76                 0.70                        0.98
2004         106           1.00                  106            0.35                  0.70                      11.68
2003          84            0.89                  75            0.22                  0.70                     26.50
2002          49            0.70                  35            0.03                  0.70                     -30.18
MFS Research:
2006          28          1.27                  36             0.48                  0.70                        9.71
2005          22            1.16                  26            0.44                 0.70                        7.05
2004          18            1.08                  19            0.96                  0.70                      15.04
2003          17            0.94                  16            0.60                  0.70                      23.84
2002          13            0.76                10              0.25                  0.70                     -25.06
MFS Investors Trust:
2006         139         1.27                   176            0.47                   0.70                      12.21
2005         126           1.13                  142            0.75                  0.70                       6.56
2004         119           1.06                  126            0.70                  0.70                      10.58
2003         106           0.96                  101             0.56                 0.70                    21.30
2002          75            0.79                 59             0.47                  0.70                     -21.52
T. Rowe Price Equity Income:
2006      4,309  1.49 to 29.27                 6,937            4.53          0.70 to 1.25             17.50 to 18.14
2005      3,619   1.27 to 24.83                4,926             6.80         0.70 to 1.25               2.63 to 3.20
2004      2,663   1.23 to 24.11                3,569             4.01          0.70 to 1.25            13.49 to 14.12
2003      2,018    1.07 to 21.17               2,419             1.67          0.70 to 1.25          23.86 to 24.63
2002      1,455   0.86 to 17.02                1,434             1.84          0.70 to 1.25          -14.19 to -13.73
T. Rowe Price International Stock:
2006      1,465  1.27 to 18.44               2,230              1.94          0.70 to 1.25             17.62 to 18.27
2005        780   1.07 to 15.63                1,012             2.34         0.70 to 1.25             14.59 to 15.23
2004         503    0.93 to 13.59                538             1.18         0.70 to 1.25             12.36 to 12.98
2003        427    0.83 to 12.05                 400             1.44         0.70 to 1.25             28.90 to 29.61
2002        332     0.64 to 9.32                 239             1.24          0.70 to 1.25          -19.29 to -18.86
T. Rowe Price Limited-Term Bond:
2006         389          1.15                 448             4.02                  0.70                        3.36
2005         352           1.11                  392            3.68                  0.70                       0.95
2004         285           1.10                  315            3.27                  0.70                       0.38
2003         223           1.10                  245            4.06                  0.70                       3.21
2002         126           1.06                  135            4.31                  0.70                       4.99

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

T. Rowe Price Mid-Cap Growth:
2006      2,216  $1.62 to 27.04              $5,151            12.70          0.70 to 1.25               5.29 to 5.90
2005      2,249   1.53 to 25.58                5,009             5.93         0.70 to 1.25             13.32 to 13.94
2004      2,143   1.34 to 22.50                4,249              --          0.70 to 1.25             16.87 to 17.51
2003      1,852    1.14 to 19.18                3,197              --         0.70 to 1.25             36.80 to 37.42
2002      1,469   0.83 to 13.99                1,908              --           0.70 to 1.25          -22.27 to -21.80
2001       1,011   1.06 to 17.92               1,781              --           0.70 to 1.25             -2.14 to 6.41
AN Growth:
2006      6,935    1.15 to 2.59              11,154             5.05           0.70 to 1.25            11.69 to 12.31
2005      6,970    1.02 to 2.31               10,119             1.16          0.70 to 1.25              1.85 to 2.41
2004      6,873    1.00 to 2.26                9,873             1.22          0.70 to 1.25              6.12 to 6.49
2003      6,460    0.93 to 2.13                8,915             0.89          0.70 to 1.25           25.56 to 26.19
2002      5,750    0.74 to 1.69                6,503             0.64          0.70 to 1.25          -28.53 to -28.12
AN Equity Income:
2006      3,640   1.32 to 3.69                7,817           10.83            0.70 to 1.25            16.84 to 17.48
2005      3,444    1.12 to 3.14                6,569             3.97          0.70 to 1.25              1.01 to 1.57
2004      3,331    1.11 to 3.10                6,485             1.80          0.70 to 1.25              7.95 to 8.55
2003      2,885    1.02 to 2.86                5,469             1.50          0.70 to 1.25            23.18 to 24.31
2002      2,553     0.82 to 2.32               4,126             1.62          0.70 to 1.25          -15.19 to -14.90
AN Balanced:
2006      1,955   1.27 to 2.87                3,323              3.98          0.70 to 1.25            9.99 to 10.60
2005       1,944    1.15 to 2.60               3,025             3.99          0.70 to 1.25            -0.79 to -0.24
2004      1,780     1.16 to 2.61               2,857             3.22          0.70 to 1.25              4.71 to 5.29
2003      1,552     1.10 to 2.48               2,493             2.44          0.70 to 1.25            18.78 to 19.21
2002      1,281    0.92 to 2.09              1,828               4.25         0.70 to 1.25             -7.96 to -7.29
AN Money Market:
2006         993   1.06 to 1.46                1,109           4.44            0.70 to 1.25             3.13 to 3.64
2005         807   1.02 to 1.41                  882             2.91          0.70 to 1.25              1.34 to 2.17
2004         815   1.00 to 1.38                  853             0.77          0.70 to 1.25             -0.48 to 0.07
2003         736   1.00 to 1.38                  780             0.53          0.70 to 1.25           -0.52 to -0.11
2002         644   1.01 to 1.39                694               1.04          0.70 to 1.25             -0.53 to 0.28
AN Government Bond:
2006         625   1.16 to 1.27                 742            4.07            0.70 to 1.25              2.04 to 2.60
2005         664    1.13 to 1.27                  775             3.12          0.70 to 1.25             1.01 to 1.57
2004         692   1.11 to 1.25                  800             2.77          0.70 to 1.25              0.46 to 1.02
2003         622   1.10 to 1.24                   717            6.72          0.70 to 1.25              0.70 to 1.42
2002         388    1.09 to 1.23                449              6.23          0.70 to 1.25              6.89 to 7.55
AN High Yield Bond:
2006         195  1.24 to 1.35                 243              6.22           0.70 to 1.25              6.19 to 6.77
2005         186   1.16 to 1.27                  217             5.63          0.70 to 1.25            -3.56 to -3.03
2004         175   1.20 to 1.31                  210             6.70          0.70 to 1.25            10.22 to 10.83
2003         102   1.08 to 1.18                  111             7.92          0.70 to 1.25            17.00 to 17.65
2002          44   0.92 to 0.95                    41           11.06          0.70 to 1.25            -3.99 to 0.68
AN Small-Cap/Mid-Cap:
2006       6,204   0.29 to 1.00              2,142                --           0.70 to 1.25            13.24 to 14.02
2005       4,036    0.26 to 0.87               1,254               --          0.70 to 1.25              2.71 to 3.12
2004       3,753    0.25 to 0.85               1,112               --          0.70 to 1.25              6.97 to 7.58
2003       2,939   0.23 to 0.79                  777               --          0.70 to 1.25            82.30 to 83.33
2002       1,964   0.13 to 0.43                  267               --         0.70 to 1.25           -57.20 to -56.97

================================================================================================================================================================

                             At December 31                           For the year ended December 31,

              Units     Unit FairValue       Net Assets        Investment *      Expense Ratio **        Total Return***

             (000s)    Lowest to Highest       (000s)          Income Ratio      Lowest to Highest      Lowest to Highest

AN International Stock:
2006         133 $0.97 to 1.49                 $154             2.09           0.70 to 1.25           18.24 to 18.89
2005         115   0.82 to 1.25                  112             1.35          0.70 to 1.25              5.32 to 5.89
2004          98   0.78 to 1.18                   90             1.01          0.70 to 1.25            13.10 to 13.73
2003          60   0.66 to 1.04                   48             1.19          0.70 to 1.25            34.12 to 34.87
2002          30   0.51 to 0.77                   17             1.02         0.70 to 1.25           -20.04 to -19.63
2001           12  0.61 to 0.96                  8               1.28         0.70 to 1.25            -24.07 to -4.29

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(5)      UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                    Alger Small Cap        Alger Growth       Alger Inc & Gr

Number of units, beginning of year                      302,908               867,327                403,358

Units purchased                                         354,475               254,843                127,023

Units redeemed                                        (38,162)              (111,785)               (40,088)

Number of units, end of year                            619,221             1,010,385                490,293

                                                    Alger Balanced       Alger Mid Cap Gr    Alger Lev All Cap

Number of units, beginning of year                       584,231               853,963               568,051

Units purchased                                         186,372               266,381                209,961

Units redeemed                                        (32,149)              (119,152)               (32,332)

Number of units, end of year                            738,454             1,001,192                745,680

================================================================================================================================================================

                                                        Fed Cap Inc         Fed US Gov't Bond       Fed High Inc

Number of units, beginning of year                        33,734                   81                106,739

Units purchased                                         12,494                 11,352                 24,267

Units redeemed                                          (1,551)                 (42)                 (4,128)

Number of units, end of year                            44,677                 11,391                126,878

                                                    Fed MC Gr Strat       Fed Equity Inc     Fed Quality Bond

Number of units, beginning of year                      136,909               110,597                  1,751

Units purchased                                          46,408                 24,830                 6,328

Units redeemed                                         (38,460)                (7,842)                  (43)

Number of units, end of year                           144,857                 127,585                 8,036

                                                     Fed Kauf Fund         Fid Gr & Inc       Fid Equity Inc

Number of units, beginning of year                          187               820,649              2,521,086

Units purchased                                         36,426                 65,908                265,726

Units redeemed                                           (592)              (129,575)              (213,728)

Number of units, end of year                             36,021               756,982              2,573,084

                                                      Fid Growth           Fid High Inc         Fid Mon Mkt

Number of units, beginning of year                    9,130,610               567,421                506,837

Units purchased                                        480,846                 31,513                140,397

Units redeemed                                        (869,628)               (37,980)              (54,079)

Number of units, end of year                          8,741,828               560,954                593,155

================================================================================================================================================================

                                                     Fid Overseas          Fid Inv Bond        Fid Asset Mgr

Number of units, beginning of year                    1,409,864               337,527              1,021,487

Units purchased                                        264,317                 64,903                 50,288

Units redeemed                                        (225,765)             (114,303)              (153,905)

Number of units, end of year                          1,448,416                288,127               917,870

                                                     Fid Index 500        Fid Contra Fund    Fid Asset Mgr Gr

Number of units, beginning of year                   11,805,662             5,411,864              1,056,995

Units purchased                                         553,969               488,041                 70,225

Units redeemed                                       (816,405)              (426,845)              (257,133)

Number of units, end of year                          11,543,226            5,473,060                870,087

                                                     Fid Balanced           Fid Gr Opp          Fid Mid Cap

Number of units, beginning of year                      534,727             2,204,065              5,304,535

Units purchased                                          89,855               197,307                403,566

Units redeemed                                         (71,842)             (321,808)              (548,322)

Number of units, end of year                            552,740             2,079,564              5,159,779

                                                    Fid Aggr Gr II       Fid Equity Inc II  Fid Contra Fund II

Number of units, beginning of year                     713,413                 10,788              2,117,558

Units purchased                                         167,701                 90,355               968,471

Units redeemed                                        (117,136)               (2,996)              (120,537)

Number of units, end of year                            763,978                98,147              2,965,492

================================================================================================================================================================

                                                   Fid Index 500 II       Fid Inv Bond II     Fid Gr & Inc II

Number of units, beginning of year                   3,027,573                 22,675                  6,322

Units purchased                                        779,197                 28,203                 76,570

Units redeemed                                        (234,637)               (4,310)                (4,114)

Number of units, end of year                         3,572,133                46,568                  78,778

                                                     Fid Gr Opp II        Fid Mid Cap II      Fid Val Ser II

Number of units, beginning of year                      429,310             3,152,601                 52,409

Units purchased                                         121,165            1,233,515                  41,261

Units redeemed                                          (32,975)              (80,907)              (41,697)

Number of units, end of year                             517,500            4,305,209                 51,973

                                                   Fid Val Strat II       Fid Val Lead II      AIM Dynamics

Number of units, beginning of year                      11,893                 20,412                 71,028

Units purchased                                          13,569                39,603                 19,526

Units redeemed                                           (749)                 (8,579)               (5,911)

Number of units, end of year                             24,713                51,436                 84,643

                                                    AIM Glob Health       AIM Technology       AIM Sm Co Gr

Number of units, beginning of year                       248,548              262,430                 87,134

Units purchased                                          69,968                 72,277                32,584

Units redeemed                                        (29,090)               (43,171)                (7,699)

Number of units, end of year                            289,426               291,536                112,019

================================================================================================================================================================

                                                      AIM Glob RE          AIM Utilities        AIM Fin Ser

Number of units, beginning of year                      351,961               565,040                 53,670

Units purchased                                         267,712               394,774                 23,679

Units redeemed                                         (29,421)             (151,692)                (6,105)

Number of units, end of year                             590,252              808,122                 71,244

                                                    MFS Emer Mk Gr          MFS Cap Opp        MFS Research

Number of units, beginning of year                       232,237              120,856                 22,303

Units purchased                                          70,064                19,164                  7,157

Units redeemed                                         (22,538)              (13,965)                (1,040)

Number of units, end of year                            279,763               126,055                 28,420

                                                     MFS Invest Tr       Trowe Equity Inc     Trowe Int'l St

Number of units, beginning of year                      125,656             3,618,824                779,875

Units purchased                                          18,970              1,074,466               788,288

Units redeemed                                          (6,101)             (384,435)              (103,011)

Number of units, end of year                             138,525            4,308,855              1,465,152

                                                     Trowe Ltm Tm        Trowe Mid Cap Gr        AN Growth

Number of units, beginning of year                       351,581            2,248,574              6,970,116

Units purchased                                          63,073               237,690                517,105

Units redeemed                                          (25,392)            (270,076)              (552,592)

Number of units, end of year                             389,262            2,216,188              6,934,629

================================================================================================================================================================

                                                     AN Equity Inc          AN Balanced        AN Money Mkt

Number of units, beginning of year                    3,444,402             1,943,641                807,134

Units purchased                                          445,481               254,413               1,170,893

Units redeemed                                         (250,245)             (243,186)             (984,729)

Number of units, end of year                           3,639,638             1,954,868               993,298

                                                     AN Gov't Bond         AN High Yield       AN Sm/Mid Cap

Number of units, beginning of year                       664,081              185,834              4,036,128

Units purchased                                         108,156                 54,899             2,763,135

Units redeemed                                       (147,569)               (45,722)              (594,774)

Number of units, end of year                            624,668               195,011              6,204,489

                                                      AN Int'l St

Number of units, beginning of year                       115,336

Units purchased                                           32,898

Units redeemed                                          (15,465)

Number of units, end of year                             132,769

Independent Auditors' Report
To the Stockholders and Board of Directors of American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of
December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National
Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 19, 2007

Houston, Texas

CONSOLIDATED
STATEMENTS OF INCOME
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premiums:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Life...............................................................      $   336,690      $   333,496       $  337,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................          112,455           64,660           35,429
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................          303,285          338,437          350,939
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Property and casualty............................................        1,234,300        1,248,153        1,182,310
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other policy revenues.............................................          139,605          131,309          123,253
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net investment income.............................................          836,665          788,523          739,321
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Realized gains on investments.....................................          100,295           85,077           54,404
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other income......................................................           51,136           55,819           56,182
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total revenues..................................................        3,114,431        3,045,474        2,879,336
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Death and other benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Life.............................................................          251,097          247,557          242,866
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................          130,830          112,523           92,340
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................          227,329          249,877          253,877
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Property and casualty............................................          881,806          947,438          817,606
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in liability for future policy benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Life.............................................................           32,209           22,683           33,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Annuity..........................................................             4,554           (25,269)         (32,617)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accident and health..............................................           (10,554)           (7,307)          (2,062)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Interest credited to policy account balances......................          297,551          292,074          296,319
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Commissions for acquiring and servicing policies..................          423,291          437,614          450,451
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other operating costs and expenses................................          389,217          373,299          356,163
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Taxes, licenses and fees..........................................           61,838           59,798           59,470
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in deferred policy acquisition costs..........             8,501           (25,066)         (71,135)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minority interest and participating policyholders share of operations        19,085           23,146           13,524
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses.....................................        2,716,754        2,708,367        2,510,669
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Income from operations before equity in earnings of
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    unconsolidated affiliates and federal income taxes.............          397,677          337,107          368,667
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Equity in earnings of unconsolidated affiliates...................            7,220            5,762            6,339
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Income from operations before federal income taxes................          404,897          342,869          375,006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Provision (benefit) for federal income taxes:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Current..........................................................          121,082          114,772          138,074
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferred.........................................................            10,584            (7,782)         (18,661)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income.........................................................      $   273,231      $   235,879       $  255,593
============================================================================================================================
============================================================================================================================
Net income per common share - basic................................      $     10.32      $      8.91       $     9.65
============================================================================================================================
============================================================================================================================
Net income per common share - diluted..............................      $     10.27      $      8.87       $     9.63
============================================================================================================================
See accompanying notes to consolidated financial statements.
----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                            2006               2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Investments, other than investments in unconsolidated affiliates:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Debt securities:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Bonds held-to-maturity, at amortized cost....................................      $   6,789,250       $   7,215,825
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Bonds available-for-sale, at fair value......................................          3,465,405           3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities, at fair value:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Preferred stocks.............................................................             70,931              52,062
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Common stocks................................................................          1,156,147           1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans on real estate.................................................          1,379,344           1,336,392
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans..................................................................            338,855             333,967
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Investment real estate, net of accumulated depreciation of $166,140 and $134,763          505,623             548,960
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Short-term investments........................................................            714,200             155,622
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets.........................................................            106,478              66,955
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total investments............................................................         14,526,233          14,256,603
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Cash...........................................................................            214,877              59,427
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Investments in unconsolidated affiliates.......................................             69,083              69,998
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Accrued investment income......................................................            174,287             185,810
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Reinsurance ceded receivables..................................................            468,615             493,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Prepaid reinsurance premiums...................................................             76,070              76,515
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Premiums due and other receivables.............................................            296,152             279,070
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs..............................................          1,187,879           1,182,713
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Property and equipment, net....................................................             81,433              90,790
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other assets...................................................................            187,971             255,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Separate account assets........................................................            649,571             543,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total assets.................................................................      $  17,932,171       $  17,493,136
============================================================================================================================
============================================================================================================================
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Future policy benefits:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Life.........................................................................      $   2,341,420       $   2,303,375
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Annuity......................................................................            524,119             469,822
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Accident and health..........................................................             98,036             108,282
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policy account balances........................................................          7,513,006           7,457,057
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policy and contract claims.....................................................          1,396,414           1,390,178
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Participating policyholder share...............................................            167,010             157,762
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other policyholder funds.......................................................            987,092             989,229
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total policyholder liabilities...............................................         13,027,097          12,875,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Current federal income taxes...................................................             14,613              20,276
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income taxes..................................................             69,234              52,584
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Liability for retirement benefits..............................................             122,191              73,244
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Notes payable..................................................................            124,075             139,034
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Other liabilities..............................................................            343,755             408,821
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minority interests in subsidiaries.............................................              6,012               2,232
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Separate account liabilities...................................................            649,571             543,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total liabilities............................................................         14,356,548          14,115,089
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Capital stock..................................................................             30,832              30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital.....................................................              4,160               2,212
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Accumulated other comprehensive income.........................................            141,869             139,024
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Retained earnings..............................................................          3,498,306           3,305,523
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Treasury stock, at cost........................................................              (99,544)           (99,544)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total stockholders' equity......................................................          3,575,623           3,378,047
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholders' equity......................................      $  17,932,171       $  17,493,136
============================================================================================================================

See accompanying notes to consolidated financial statements.

----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year...........................       $   30,832       $   30,832        $    30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................            2,212            1,698              7,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Issuance of treasury shares as restricted stock...................                --          (1,139)            (7,177)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of restricted stock..................................             1,948            1,653              1,034
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................            4,160            2,212              1,698
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................          139,024          214,755            208,712
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains on marketable securities (net).........            28,935            (66,956)          6,612
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Foreign exchange adjustments......................................                36               87                (33)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Minimum pension liability adjustment..............................             8,497             (8,862)            (536)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Effect of FAS158 Implementation on Pension Liability, net of tax..            (34,623)              --                 --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................          141,869          139,024            214,755
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................        3,305,523        3,149,156          2,972,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................          273,231          235,879            255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash dividends to common stockholders ($3.01, $2.97 and $2.96 per             (80,448)          (79,315)         (78,848)
share)............................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash dividends to minority stockholders of subsidiaries...........                 --                (37)             (87)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Redemption premium on subsidiary preferred stock..................                 --               (160)              --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................        3,498,306        3,305,523          3,149,156
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of year......................................            (99,544)         (100,683)         (99,097)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net issuance of restricted stock..................................                --            1,139              (1,586)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................            (99,544)          (99,544)        (100,683)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Balance at end of year.........................................       $3,575,623       $3,378,047        $ 3,295,758
============================================================================================================================
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                              2006             2005              2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................       $  273,231       $  235,879        $   255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss):
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Change in unrealized gains on marketable securities (net)........            28,935            (66,956)          6,612
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange adjustments.....................................                36               87                (33)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Minimum pension liability adjustment.............................             8,497             (8,862)            (536)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Total other comprehensive income (loss).........................            37,468            (75,731)          6,043
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Total comprehensive income .....................................       $  310,699       $  160,148        $   261,636
============================================================================================================================

See accompanying notes to consolidated financial statements.

----------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net income........................................................   $       273,231   $       235,879    $      255,593
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Increase in liabilities for policyholders' funds.................            95,443           216,075           155,738
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in reinsurance ceded receivable..............             25,320             4,461           68,192
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Charges to policy account balances...............................            (137,802)         (130,219)        (108,643)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Interest credited to policy account balances.....................           297,551           292,074           296,319
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferral of policy acquisition costs.............................            (411,141)         (424,550)        (425,414)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Amortization of deferred policy acquisition costs................           419,642           399,481           354,279
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Deferred federal income tax expense (benefit)....................             10,584             (7,782)         (18,661)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Depreciation.....................................................            38,146            15,046            34,969
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Accrual and amortization of discounts and premiums...............               983             6,063             6,777
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Gain from sale or disposal of investments, net...................            (100,295)          (85,077)         (54,404)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Equity in earnings of unconsolidated affiliates..................              (7,220)           (5,762)          (6,339)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in premiums receivable.......................             (17,082)          (28,184)          6,142
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Decrease (increase) in accrued investment income.................             11,523             (2,985)         (14,694)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Increase to liability for retirement benefits....................             22,774            20,448            21,789
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other changes (net)..............................................          (18,164)             (57,871)         96,604
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities.......................           503,493           447,097           668,247
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Proceeds from sale or maturity of investments:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds............................................................         1,002,301         1,317,935           813,248
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Stocks...........................................................           196,131           242,015           229,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Real estate......................................................           153,101            67,155            17,306
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets............................................            94,562            69,266           144,424
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Principal payments received on:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans...................................................           157,474           207,065           226,087
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans.....................................................            13,085            11,039             8,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Purchases of investments:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds............................................................            (599,406)       (1,843,744)      (2,074,345)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Stocks...........................................................            (233,422)         (215,231)        (297,687)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Real estate......................................................              (2,157)          (15,686)         (11,788)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage loans...................................................            (323,207)         (311,768)        (360,958)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Policy loans.....................................................             (20,589)          (19,278)         (19,254)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Other invested assets............................................             (22,294)         (101,180)        (117,399)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in short-term investments (net)...............            (558,578)         (106,786)         61,859
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Decrease (increase) in investment in unconsolidated affiliates (net)             915                (679)          7,787

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase in property and equipment (net)..........................              (6,752)          (17,730)         (22,961)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities...........................            (148,836)         (717,607)      (1,396,419)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholders' deposits to policy account balances................         1,091,608         1,211,864         1,553,930
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Policyholders' withdrawals from policy account balances...........          (1,195,408)         (925,664)        (747,339)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in notes payable..............................          (14,959)            10,531             9,459
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Dividends to stockholders.........................................             (80,448)          (79,352)         (78,935)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities.............         (199,207)           217,379           737,115
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH....................................            155,450            (53,131)          8,943
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Cash:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Beginning of the year............................................            59,427           112,558           103,615
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  End of the year..................................................   $       214,877   $        59,427   $       112,558
============================================================================================================================
See accompanying notes to consolidated financial statements.

   1  NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries
(collectively "American National") operate primarily in the insurance industry.
Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (95%) of revenues is generated by the insurance business. Business is conducted in all states and the District of
Columbia, as well as Puerto Rico, Guam and American Samoa. Through a subsidiary,
American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third-party marketing organizations and direct sales to the public.

   2  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National
Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of U.S.
Generally Accepted Accounting Principles (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 15.)

Certain reclassifications have been made to the 2005 and 2004 financial information to conform to the 2006 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from results reported using those estimates.

ACCOUNTING CHANGES
Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the
FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. On November 3, 2005 FASB Staff Position 115-1 provided further guidance on the application of the unrealized loss disclosures.
The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation
FAS No. 123 (revised), "Share-Based Payment" was issued in December of 2004.
This statement revises the original requirements of FAS No. 123 "Accounting for
Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995 and the adoption of the revision on January 1, 2006 did not have a material impact on American National's consolidated financial statements.

Accounting changes and error corrections
FAS No. 154, "Accounting Changes and Error Corrections, a Replacement of APB
Opinion No. 20 and FASB Statement No. 3" was issued in May of 2005. FAS 154 establishes, unless impracticable, retrospective application as the required method for reporting a voluntary change in accounting principle or in the absence of explicit transition requirements for a newly adopted accounting principle. The adoption of this statement on January 1, 2006 did not have a material impact on American National's consolidated financial statements.

Pension plan accounting and reporting
FAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other
Postretirement Plans" was issued in September of 2006. This statement requires employers to recognize, on the statement of financial position, the overfunded or underfunded status of a defined benefit postretirement plan, measured as the difference between the fair value of plan assets and the benefit obligation.
Employers must also recognize as a component of other comprehensive income, net of tax, the actuarial and experience gains and losses and the prior service costs and credits. This statement was effective for public entities for years ending after December 15, 2006. American National adopted this statement as of
December 31, 2006. The adoption of this statement did not have a material impact on American National's consolidated financial statements.

Accounting for deferred acquisition costs
In September of 2005, the Accounting Standards Executive Committee issued
Statement of Position (SOP) No. 05-01, "Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of
Insurance Contracts." This SOP provides guidance on accounting for deferred acquisition costs on internal replacements of insurance contracts. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after
December 15, 2006. American National adopted SOP 05-01 on January 1, 2007. The effect of adopting SOP 05-01 is not yet certain, but it is not expected to be material to American National's consolidated financial statements.

Accounting for hybrid financial instruments
FAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" was issued in February of 2006. FAS 155 amends FAS 133, "Accounting for Derivative Instruments and Hedging Activities"
and FAS 140, "Accounting for Transfers and Servicing of Financial Assets and
Extinguishments of Liabilities." FAS 155 (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, (iii)
establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation,
(iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of FAS 155 on January 1, 2007 did not have a material impact on American National's consolidated financial statements.

Accounting for uncertainty in income taxes
In June of 2006, the Financial Accounting Standards Board issued FASB
Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes - an
interpretation of FASB Statement No. 109." This statement clarifies the criteria for recognizing tax benefits under FASB Statement No. 109, "Accounting for
Income Taxes." It also requires additional disclosures about uncertain tax positions. This statement is effective for fiscal years beginning after December
15, 2006. American National adopted FIN 48 on January 1, 2007. The effect of adopting FIN 48 is not yet certain, but it is not expected to be material to
American National's consolidated financial statements.

INVESTMENTS
Marketable securities
Bonds that are intended to be held-to-maturity are carried at amortized cost.
The carrying value of these debt securities is expected to be realized, due to
American National's ability and intent to hold these securities until maturity.
Bonds held as available-for-sale are carried at fair value.

Preferred stocks are classified as available-for-sale and are carried at fair value.

Common stocks are classified as available-for-sale and are carried at fair value.

For all investments carried at fair value, the unrealized gains or losses
(differences between amortized cost and fair value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Realized gains and losses are derived as the difference between the amortized cost and the proceeds of each security sold.

All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those on which, based on current information and events, it is probable that
American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2006 and 2005 was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent-year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment-type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies'
experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due.
Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest, less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation.
Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2006. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis.
Participating business comprised approximately 7.9% of the life insurance in force at December 31, 2006 and 5.7% of life premiums in 2006. Of the total participating business, 67.6% was written by Farm Family Life Insurance Company
(Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force.
Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above), as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2006. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American
National. The assets of these accounts are carried at fair value. Deposits, net investment income, and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

   3  INVESTMENTS

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds held-to-maturity:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........        $249,294               $  124             $(6,387)             $243,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         213,993                   3,512             (1,166)            216,339
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................           5,910                     568                 --                6,478
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         456,818                5,958                (7,684)            455,092
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       5,122,533                  67,439           (101,608)          5,088,364
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         740,702                   2,501            (13,702)            729,501
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds held-to-maturity .......       6,789,250                  80,102           (130,547)          6,738,805
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds available-for-sale:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........          61,540                     259               (721)             61,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions ...         293,136                   2,062             (1,734)            293,464
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments .................             811                       --                (22)                789
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities ....................         196,913                   8,391             (3,685)            201,619
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       2,503,262                  21,941            (57,954)          2,467,249
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         450,594                   1,775            (11,163)            441,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds available-for-sale .....       3,506,256                  34,428            (75,279)          3,465,405
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total debt securities .............      10,295,506                 114,530           (205,826)         10,204,210
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Preferred stock .....................          69,924                   1,892               (885)             70,931
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Common stock.........................         838,697                 344,091            (26,641)          1,156,147
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         908,621                 345,983            (27,526)          1,227,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........        $11,204,127            $460,513           $(233,352)           $11,431,288
============================================================================================================================
============================================================================================================================

============================================================================================================================
============================================================================================================================
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds held-to-maturity:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies ........        $243,968               $  296             $(5,569)             $238,695
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         221,764                   5,031             (1,634)            225,161
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................           5,952                     772                 --                6,724
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         567,666               12,118                (4,128)            575,656
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       5,415,436                 116,662            (71,231)          5,460,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         761,039                   4,454            (11,467)            754,026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds held-to-maturity........       7,215,825                 139,333            (94,029)          7,261,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Bonds available-for-sale:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and agencies.........          64,337                     389               (499)             64,227
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  States and political subdivisions....         244,637                   2,349             (2,567)            244,419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Foreign governments..................             821                       --                (30)                791
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Public utilities.....................         344,729                  14,064             (1,087)            357,706
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  All other corporate bonds ...........       2,390,053                  27,798            (34,368)          2,383,483
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Mortgage-backed securities ..........         437,973                     918             (9,756)            429,135
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Total bonds available-for-sale .....       3,482,550                  45,518            (48,307)          3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total debt securities..............      10,698,375                 184,851           (142,336)         10,740,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Preferred stock .....................          51,205                   2,173             (1,316)             52,062
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Common stock ........................         820,130                 274,644            (27,715)          1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         871,335                 276,817            (29,031)          1,119,121
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........        $11,569,710            $461,668           $(171,367)           $11,860,011
============================================================================================================================

DEBT SECURITIES
The amortized cost and estimated fair value, by contractual maturity, of debt securities at December 31, 2006, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                            Cost          Fair Value           Cost          Fair Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................       $286,276          $287,580         $101,561          $102,032
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after one year through five years............           1,208,438        1,232,607           818,670          824,371
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after five years through ten years...........           3,875,774        3,824,587         1,895,788        1,849,314
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due after ten years..............................             686,092          672,579           229,675          238,476
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            6,056,580        6,017,353         3,045,694        3,014,193
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Without single maturity date.....................             732,670          721,452           460,562          451,212
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        $6,789,250        $6,738,805       $3,506,256        $3,465,405
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $425,033          $308,763         $221,520
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross gains realized.............................................           73,541            67,384           62,474
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross losses realized............................................            8,040             4,408            2,795
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from bonds called or otherwise redeemed by the issuer....       $773,399          $1,251,187       $696,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross gains realized.............................................            9,781             7,255            3,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Gross losses realized............................................              557               420              640
============================================================================================================================

In 2006, securities with an amortized cost of $69,631,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $6,822,000 was established at the time of the transfer.

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale, due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $11,766,000 with net realized gains of $15,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS AND LOSSES ON SECURITIES
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $101,114,000,
$84,925,000, and $121,817,000 for 2006, 2005, and 2004 respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................        $(38,062)        $(79,308)         $(7,616)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..................................................            150            1,748              (1,358)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks.....................................................          70,520           (52,753)         30,898
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Index options.....................................................               --              75                 (38)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Amortization of deferred policy acquisition costs.................         13,675           24,544              (7,173)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                            46,283          (105,694)         14,713
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Provision for federal income taxes...............................       (16,189)           36,894              (4,844)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                          $ 30,094         $(68,800)         $ 9,869
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized gains of investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 attributable to participating policyholders' interest............        (1,159)            1,844              (3,257)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Total............................................................        $ 28,935         $(66,956)         $ 6,612
=============================================================================================================================

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of
December 31, 2006, are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                               Less than 12 months         12 Months or more                Total
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                             Unrealized       Fair      Unrealized      Fair       Unrealized      Fair
                                               Losses        Value        Losses        Value        Losses        Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government and agencies...........      $2,860      $85,999         $3,527     $ 140,028     $ 6,387      $ 226,027
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 States and political subdivisions......             42         160,064      1,124         54,089        1,166       214,153
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Public utilities.......................            809          84,292      6,875        177,338        7,684       261,630
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 All other corporate bonds..............          4,951         589,254     96,657      2,876,138      101,608     3,465,392
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed securities.............            730         109,273     12,972        513,568       13,702       622,841
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total held-to-maturity................          9,392       1,028,882    121,155      3,761,161      130,547     4,790,043
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government and agencies...........            484          46,448        237         14,527          721        60,975
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 States and political subdivisions......            110         135,118      1,624        141,488        1,734       276,606
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Foreign governments....................              --               --         22            789           22           789
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Public utilities.......................    (1,692)               1,417      5,377        123,381        3,685       124,798
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 All other corporate bonds..............          4,296         428,920     53,658      1,665,177       57,954     2,094,097
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed securities.............             52          34,967     11,111        359,931       11,163       394,898
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total available-for-sale..............          3,250         646,870     72,029      2,305,293       75,279     2,952,163
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
   Total debt securities................         12,642       1,675,752    193,184      6,066,454      205,826     7,742,206
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Preferred stock........................            885          60,226          --              --          885        60,226
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Common stock...........................         26,641         360,457          --              --       26,641       360,457
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities....         27,526         420,683          --              --       27,526       420,683
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
   Total investments in securities......      $40,168     $2,096,435      $193,184   $6,066,454    $233,352     $8,162,889
=============================================================================================================================

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American
National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where fair value is less than 80% of book value for nine consecutive months or more.
All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American
National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2006, mortgage loans have fixed rates from 5.15% to 12.00% and variable rates from 6.00% to 9.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 1 year to 30 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,379,344,000 and $1,336,392,000 at December 31, 2006
and 2005, respectively. Problem loans, on which valuation allowances were established, totaled $9,693,000 and $9,877,000 at December 31, 2006 and 2005,
respectively. The valuation allowances on those loans totaled $1,053,000 at both
December 31, 2006 and 2005.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from
4.00% to 8.00% at December 31, 2006.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2006         2005          2004          2006         2005          2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................      $591,666      $590,117     $562,287      $  3,192      $(8,737)     $   227
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks......................        3,356         3,107        2,879           (6)           110          100
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks.........................       29,038        23,457       25,909        62,872        64,805       56,031
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mortgage loans........................      104,052       100,727       78,162             --             --         (1,016)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Real estate...........................      151,099       107,725      113,429        26,888         9,510        6,156
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other invested assets.................       75,239        63,386       52,421            92        17,480          471
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment in unconsolidated affiliates            --             --            --            --             --           37
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            954,450       888,519      835,087        93,038        83,168       62,006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment expenses...................       (117,785)     (99,996)      (95,766)           --             --            --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Decrease (increase) in valuation                   --             --            --        7,257         1,909         (7,602)
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            $836,665      $788,523     $739,321      $100,295      $85,077      $54,404
=============================================================================================================================

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $8,667,000 in 2006, $13,633,000 in 2005, and $6,678,000 in
2004.

   4  CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return
-possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as follows:

------------------------------------
                     2006      2005
------------------------------------
------------------------------------
AAA........           20%       18%
------------------------------------
------------------------------------
AA.........           10%        6%
------------------------------------
------------------------------------
A..........           40%       43%
------------------------------------
------------------------------------
BBB........           26%       28%
------------------------------------
------------------------------------
BB.........            2%        2%
------------------------------------
------------------------------------
Below BB...            2%        3%
------------------------------------
------------------------------------
                     100%      100%
====================================

COMMON STOCK
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

------------------------------------------------------------------------
                                          2006              2005
------------------------------------------------------------------------
------------------------------------------------------------------------
Materials......................              3%                3%
------------------------------------------------------------------------
------------------------------------------------------------------------
Industrials....................              9%               10%
------------------------------------------------------------------------
------------------------------------------------------------------------
Consumer goods.................             18%               19%
------------------------------------------------------------------------
------------------------------------------------------------------------
Energy and utilities...........             11%               11%
------------------------------------------------------------------------
------------------------------------------------------------------------
Financials.....................             28%               26%
------------------------------------------------------------------------
------------------------------------------------------------------------
Information technology.........             11%               11%
------------------------------------------------------------------------
------------------------------------------------------------------------
Health care....................             10%               10%
------------------------------------------------------------------------
------------------------------------------------------------------------
Communications.................              4%                4%
------------------------------------------------------------------------
------------------------------------------------------------------------
Mutual funds...................              6%                6%
------------------------------------------------------------------------
------------------------------------------------------------------------
                                           100%              100%
========================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at
December 31 are summarized as follows:

-------------------------------------------------------------------------------------------------------------
                                               Mortgage Loans                   Investment Real Estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          2006               2005               2006             2005
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Office buildings..............             31%                 25%               20%              22%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Shopping centers..............             30%                 32%               21%              24%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Commercial....................              4%                  2%                2%               2%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Hotels/Motels.................             17%                 14%                2%               3%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Industrial....................              7%                 14%               44%              47%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Amusement.....................              5%                  7%                 --                --
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Other.........................              6%                  6%               11%               2%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           100%                100%              100%             100%
=============================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

-----------------------------------------------------------------------------------------------------------
                                             Mortgage Loans                  Investment Real Estate
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                          2006             2005              2006              2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
New England....................              7%               7%                 --                1%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Middle Atlantic................             10%              10%                 --                 --
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
East North Central.............             13%              11%               10%                9%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
West North Central.............              2%               2%                1%                5%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
South Atlantic.................             12%              12%               17%               22%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
East South Central.............              5%               4%               11%               12%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
West South Central.............             28%              34%               58%               46%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mountain.......................              6%               5%                1%                3%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Pacific........................             17%              15%                2%                2%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                           100%             100%              100%              100%
===========================================================================================================

   5  FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value.
Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans.
Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS
American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2006 or 2005.

VALUES
The carrying amounts and estimated fair values of financial instruments at
December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2006                                2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Bonds:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Held-to-maturity...............................        $ 6,789,250     $ 6,738,805        $ 7,215,825      $ 7,261,129
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Available-for-sale.............................          3,465,405       3,465,405          3,479,761        3,479,761
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Preferred stock.................................             70,931          70,931             52,062           52,062
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Common stock....................................          1,156,147       1,156,147          1,067,059        1,067,059
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Mortgage loans on real estate...................          1,379,344       1,390,372          1,336,392        1,361,724
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policy loans....................................            338,855         338,855            333,967          333,967
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Short-term investments..........................            714,200         714,200            155,622          155,622
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment contracts............................          5,841,358       5,841,358          5,750,391        5,750,391
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Notes payable...................................            124,075         124,075            139,034          139,034
-----------------------------------------------------------------------------------------------------------------------------

   6  DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31,
2006, 2005, and 2004 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003............................      $ 878,791       $  97,611       $  89,556      $1,065,958
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additions..............................................        198,639          14,097         212,678        425,414
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (138,151)        (19,182)      (196,946)       (354,279)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale        (7,173)            --               --           (7,173)
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................         53,315            (5,085)       15,732         63,962
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Acquisitions...........................................          2,755             357                --         3,112
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................               (1)            --               --               (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Additions..............................................        170,016          17,830         236,704        424,550
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (154,296)        (18,917)      (226,268)       (399,481)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale      24,544               --               --         24,544
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................         40,264            (1,087)       10,436         49,613
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................             69               --               --             69
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
============================================================================================================================
============================================================================================================================
 Additions..............................................        151,023          16,799         243,319        411,141
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Amortization...........................................         (158,848)        (22,929)      (237,865)       (419,642)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Effect of change in unrealized gains on available-for-sale      13,675               --               --         13,675
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Net change.............................................          5,850            (6,130)        5,454          5,174
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Foreign exchange effect ...............................            (8)               --               --            (8)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2006............................      $ 981,035       $  85,666       $ 121,178      $1,187,879
============================================================================================================================
============================================================================================================================
2006 premiums...........................................      $ 449,145       $ 303,285       $1,234,300     $1,986,730
============================================================================================================================
============================================================================================================================
2005 premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================
============================================================================================================================
2004 premiums...........................................      $ 372,927       $ 350,939       $1,182,310     $1,906,176
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year. Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders'
equity section of the consolidated balance sheet.

   7  FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                            Percentage of Future
                                                                                                        Policy Benefits So
                                                                                                              Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 2006+                              Level rate of 6%                                                  ...              1%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1996-2005.....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...              8%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1981-1995.....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ...             18%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1976-1980.....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...              5%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1972-1975.....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...              4%
                                    level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1969-1971.....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...              3%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1962-1968.....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...              6%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1948-1961.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              4%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1947 and prior................     Statutory rates of 3% or 3.5%                                     ...              1%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Participating business acquired    Level rates of 3% to 5.5%                                         ...              9%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Industrial
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1948-1967.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              3%
                                    and level thereafter
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 1947 and prior................     Statutory rates of 3%                                             ...              2%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Universal Life
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                    Future policy benefits for universal life are equal to the        ...             36%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on
American National's experience.

ANNUITIES
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American
National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from 3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

   8  LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

--------------------------------------------------------------------------------------------------
                                                   2006              2005             2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at January 1.....................     $1,359,452        $1,275,405        $ 1,245,350
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Less reinsurance recoverables...........        454,872           455,395            500,583
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net beginning balance....................        904,580           820,010            744,767
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Incurred related to:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Current year............................      1,085,736         1,191,939          1,085,422
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Prior years.............................           (29,238)          (70,435)         (29,546)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total incurred...........................      1,056,498         1,121,504          1,055,876
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Paid related to:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Current year............................        645,777           706,105            648,984
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Prior years.............................        428,435           330,829            331,649
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total paid...............................      1,074,212         1,036,934            980,633
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net balance at December 31...............        886,866           904,580            820,010
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Plus reinsurance recoverables...........        421,737           454,872            455,395
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at December 31...................     $1,308,603        $1,359,452        $ 1,275,405
==================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

   9  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be
$700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,378,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies,
American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2006, amounts recoverable from reinsurers with a carrying value of $40,102,315 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands.
American National holds collateral related to these reinsurers totaling
$43,132,753. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than
90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $468,615,000 at December 31, 2006. Of this total, $15,536,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American
National's financial position.

As a result of the September 11, 2001 terrorist attack on the United States,
American National accrued losses (primarily on reinsurance assumed) as of
December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $210,062,000, with $186,782,000 of reinsurance in place as of December 31, 2006. American
National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2006                  2005                  2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct premiums.......................................        $2,117,722            $2,123,294            $2,010,400
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance premiums assumed from other companies.....          198,116               199,835               262,786
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded to other companies.........          (329,108)             (338,383)             (367,010)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net premiums..........................................        $1,986,730            $1,984,746            $1,906,176
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance recoveries................................        $ 591,731             $ 373,579             $ 229,816
=============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2006                  2005                  2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................        $65,008,408           $63,194,458           $60,676,603
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance risks assumed from other companies........         982,412               856,414               726,927
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................      65,990,820            64,050,872            61,403,530
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reinsurance risks ceded to other companies............       (26,557,877)          (23,903,319)          (21,539,440)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................        $39,432,943           $40,147,553           $39,864,090
=============================================================================================================================

  10  NOTES PAYABLE

At December 31, 2006, American National's subsidiaries had notes payable to third-party lenders totaling $124,075,000. Of this balance, $4,236,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2007. The remaining notes payable balance, totaling $119,839,000 is comprised of eight notes owed by various consolidated affiliates, in which
American National's real estate holding companies are partners. These notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027.
Each of these notes are secured by the real estate owned through the respective affiliated entity, and American National's liability for these notes is limited to the amount of its investment in the respective affiliate, which totaled
$32,793,000 at December 31, 2006.

  11  FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2006                           2005                           2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $141,714        35.00%    $120,004        35.00%     $131,252        35.00%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tax-exempt investment income        (5,187)       (1.28)           (4,652)      (1.36)            (4,027)      (1.07)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Dividend exclusion..........        (7,028)       (1.74)           (5,797)      (1.69)            (5,908)      (1.58)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous tax credits, net      (2,284)       (0.56)           (1,099)      (0.32)            (1,435)      (0.38)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Losses on foreign operations       1,967        0.49              2,526        0.74              2,373        0.63
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other items, net............        2,484        0.61              (3,992)      (1.16)            (2,842)      (0.76)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $131,666       32.52%    $106,990       31.21%     $119,413       31.84%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2006 and
December 31, 2005 are as follows (in thousands):

--------------------------------------------------------------------------------------------------
                                                                      2006             2005
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Marketable securities, principally due to impairment losses    $  28,472         $  31,223
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Investment in real estate and other invested assets,
principally due to
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   investment valuation allowances.........................          9,187            11,539
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Policyholder funds, principally due to policy reserve            205,649           217,612
discount...................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Policyholder funds, principally due to unearned premium           36,638            37,434
reserve....................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Interest expense on note.................................              --            10,891
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Non-qualified pension....................................         23,377            21,274
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Participating policyholders' surplus.....................         30,356            27,500
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Non-taxable pension......................................           9,757             1,443
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Other assets.............................................         21,758            13,781
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax assets..................................      $  365,194        $  372,697
==================================================================================================
==================================================================================================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Marketable securities, principally due to net unrealized       $(103,352)        $ (93,604)
gains......................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Investment in bonds, principally due to accrual of discount        (12,701)         (13,430)
on bonds...................................................
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Deferred policy acquisition costs, due to difference
between GAAP
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   and tax amortization methods............................         (311,654)        (309,810)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Property, plant and equipment, principally due to
difference between
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   GAAP and tax depreciation method........................           (6,721)          (8,437)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax liabilities.............................         (434,428)        (425,281)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
   Total deferred tax......................................      $ (69,234)        $ (52,584)
==================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as "policyholders' surplus") to stockholders without taxation as long as it is distributed by December 31, 2006. In 2005, approximately $56,909,000 of policyholders' surplus was distributed to stockholders. During 2006, the remaining balance of the policyholders' surplus, or $5,721,000, was distributed to stockholders. Accordingly, no provision for deferred federal income taxes applicable to such untaxed policyholder's surplus has been recorded.

Federal income taxes totaling approximately $126,494,000, $81,921,000 and
$112,853,000 were paid to the Internal Revenue Service in 2006, 2005 and 2004, respectively. The statute of limitations for the examination of federal income tax returns through 2001 for American National and its subsidiaries by the
Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 2002. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

  12  COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and pension liability adjustment. The details on the unrealized gains and losses included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $   (21,145)         $    (7,401)         $   (13,744)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           65,660               22,981               42,679
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $     44,515         $     15,580         $     28,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $  (159,187)         $   (55,715)         $  (103,472)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           56,178               19,662               36,516
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $  (103,009)         $   (36,053)         $   (66,956)
============================================================================================================================
============================================================================================================================
December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrealized losses...........................................    $   (46,171)         $   (16,160)         $   (30,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Less reclassification adjustment for net gains realized in           56,343               19,720               36,623
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $    10,172          $     3,560          $     6,612
============================================================================================================================

  13  STOCKHOLDERS' EQUITY AND MINORITY INTERESTS

COMMON STOCK

American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December
31, were as follows:

---------------------------------------------------------------------------------
Common stock                     2006              2005              2004
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Shares issued.........        30,832,449        30,832,449        30,832,449
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Treasury shares.......         4,105,617         4,105,617         4,191,617
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Restricted shares.....           247,000           247,000           161,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Outstanding shares....        26,479,832        26,479,832        26,479,832
=================================================================================

STOCK-BASED COMPENSATION
American National has one stock-based compensation plan. Under this plan,
American National can grant Non-Qualified Stock Options, Stock Appreciation
Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any
combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Four awards of restricted stock have been granted, with a total of 228,000 shares granted at an exercise price of zero. These awards result in compensation expense to American
National over the vesting period. The amount of compensation expense recorded was $1,948,000 in 2006, $1,654,000 in 2005, and $1,034,000 in 2004.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date.
The SARs vest at a rate of 20% per year for five years and expire five years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $2,044,000 and
$2,151,000 at December 31, 2006 and 2005 respectively. Compensation expense was recorded totaling $560,000, $1,600,000, and $1,655,000 for the years ended
December 31, 2006, 2005, and 2004, respectively.

SAR and Restricted Stock (RS) information for 2006, 2005 and 2004 follows:

----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares     SAR Weighted-Average      RS Shares     RS Weighted-Average
                                                                  Price per Share                        Price per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2003........          146,125               $ 78.39            155,000              $ 7.18
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................                --                     --              6,000                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (48,591)                66.84                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (3,184)                86.59                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350               $ 84.06            161,000              $ 6.92
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500                100.46             86,000                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (26,109)                81.27                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (3,309)                89.73                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,432               $ 94.04            247,000              $ 4.51
============================================================================================================================
============================================================================================================================
Granted.................................            2,500                119.25                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Exercised...............................          (22,713)                90.18                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cancelled...............................           (4,520)                97.81                  --                   --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2006........          132,699               $ 95.05            247,000              $ 4.51
============================================================================================================================

The weighted-average contractual remaining life for the 132,699 SAR shares outstanding as of December 31, 2006, is 6.8 years. The weighted-average exercise price for these shares is $95.05 per share. Of the shares outstanding, 39,692 are exercisable at a weighted-average exercise price of $87.38 per share.

The weighted-average contractual remaining life for the 247,000 Restricted Stock shares outstanding as of December 31, 2006, is 6.0 years. The weighted-average exercise price for these shares is $4.51 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted-average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

-----------------------------------------------------------------------------------------
                                          2006              2005             2004
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Unrestricted shares outstanding         26,479,832        26,479,832       26,479,832
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Incremental shares from restricted         132,632           109,379           72,762
stock
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total shares for diluted                26,612,464        26,589,211       26,552,594
calculations
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Diluted earnings per share                 $ 10.27            $ 8.87           $ 9.63
=========================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2006, approximately $1,305,271,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently,
TMNY purchased five percent of the common stock of Farm Family Holdings, Inc.
from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock, representing 66% of the value of the company, were granted to various officers of American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $4,739,000 and $3,372,000 at December 31, 2006 and
2005, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2006 and 2005.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $5,477,000 and $7,888,000 at December 31, 2006 and 2005, respectively.

  14  SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

CAREER SALES & SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity, and accident and health insurance. In this segment, the agent collects the premiums.
This segment includes business in the United States and Mexico. In prior years, this segment was referred to as "Home Service Division."

MULTIPLE LINE
This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through
American National, American National Life Insurance Company of Texas, the
American National Property and Casualty Companies and the Farm Family Companies.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment.
Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed-income assets at the time such funds become available.
o  Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o  Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o Gain or loss on the sale of investments is allocated to capital and surplus.
o Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate. o Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the
   amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2006, 2005, and 2004 (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                               Premiums and      Net     Expenses and   Equity in     Gain From     Federal        Net
                                             Investment                nconsolidated Operations
                                ther Policy  Income and                 Affiliates     before     Income Tax
                                  Revenue     Realized                                 Federal      Expense
                               O                Gains      Benefits   U             Income Taxes   (Benefit)      Income
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $ 148,517    $ 337,494    $ 460,698    $       --     $   25,313   $    8,353   $   16,960
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      207,145      101,890      292,086             --     16,949        5,593       11,356
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,275,306  174,765    1,325,557            --        124,514       41,090       83,424
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         161,409       19,421      164,645             --    16,185        5,341       10,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          40,699        3,466       45,193             --   (1,028)        (339)        (689)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         170,310       18,165      190,296             --   (1,821)        (601)      (1,220)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         135,063        3,562      141,369             --   (2,744)        (906)      (1,838)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........           3,329      224,163       27,448         6,496   206,540       66,209      140,331
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          35,693       54,034       69,462           724     20,989        6,926       14,063
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,177,471   $ 936,960    $2,716,754   $   7,220     $  404,897   $  131,666   $  273,231
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  97,212    $ 330,997    $ 392,779    $       --     $   35,430   $   11,692   $   23,738
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      208,162      105,477      295,234             --    18,405        6,074       12,331
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,297,013      173,010    1,382,930             --    87,093       28,741       58,352
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         184,195       17,949      184,728             --    17,416        5,747       11,669
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          39,706        3,343       40,236             --     2,813          928        1,885
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         163,929       18,778      170,783             --    11,924        3,935        7,989
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         141,008        3,827      144,779             --        56           18           38
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........             993      186,775       22,631         5,551   170,688       50,170      120,518
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          39,656       33,444       74,267           211        (956)        (315)         (641)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874   $ 873,600    $2,708,367   $   5,762     $  342,869   $  106,990   $  235,879
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  67,070    $ 302,601    $ 344,603    $       --     $   25,068   $    8,272   $   16,796
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Career Sales & Service Division      210,407      107,072      292,416             --    25,063        8,271       16,792
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Multiple Line...............       1,244,260  173,602    1,241,349            --        176,513       58,249      118,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Senior Age Marketing........         199,665       18,654      197,635             --    20,684        6,826       13,858
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct Marketing............          37,817        3,308       37,615             --     3,510        1,158        2,352
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Credit Insurance Division...         144,495       19,747      165,642             --      (1,400)        (462)         (938)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Health Division.............         139,132        4,125      143,764             --        (507)        (167)         (340)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital and Surplus.........             900      131,081       12,885         6,143   125,239       36,990       88,249
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
All Other...................          41,865       33,535       74,760           196       836          276          560
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,085,611   $ 793,725    $2,510,669   $   6,339     $  375,006   $  119,413   $  255,593
=============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products.
The following table provides revenues within each segment by line of business for the years ended December 31, 2006, 2005, and 2004 (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                       Life       Annuity   Accident and Property and    Credit         All         Total
                                                               Health      Casualty                    Other       Revenues
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $57,453     $428,558     $     --    $       --      $     --      $     --      $486,011
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       294,890       10,551        3,594            --            --             --     309,035
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        205,433       38,822       14,834    1,190,982            --             --   1,450,071
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         25,310        6,071      145,138            --            --         4,311     180,830
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         43,809           90          266            --            --             --      44,165
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      188,475             --     188,475
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          2,708       52,686       83,231            --            --             --     138,625
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       227,492     227,492
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         24,527       12,404        2,184            --            --        50,612      89,727
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $654,130    $549,182     $249,247   $1,190,982     $188,475     $282,415     $3,114,431
==============================================================================================================================
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $57,831     $370,378     $     --    $       --      $     --      $     --      $428,209
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       298,627        4,094       10,918            --            --             --     313,639
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        204,862       37,326       15,578    1,212,257            --             --   1,470,023
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         25,403        3,556      172,405            --            --           780     202,144
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         42,683          103          263            --            --             --      43,049
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      182,707             --     182,707
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          1,954            --      142,881            --            --             --     144,835
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       187,768     187,768
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         26,624       12,941        2,831            --            --        30,704      73,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $657,984    $428,398     $344,876   $1,212,257     $182,707     $219,252     $3,045,474
==============================================================================================================================
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  2004
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group...     $52,182     $317,489     $     --    $       --      $     --      $     --      $369,671
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Career Sales & Service Division       302,838        3,652       10,989            --            --             --     317,479
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Multiple Line.................        204,560       33,657       16,728    1,162,917            --             --   1,417,862
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Senior Age Marketing..........         26,912        3,003      188,394            --            --            10     218,319
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Direct Marketing..............         40,739           92          294            --            --             --      41,125
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Credit Insurance Division.....              --            --            --            --      164,242             --     164,242
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Health Division...............          2,585            --      140,672            --            --             --     143,257
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital and Surplus...........              --            --            --            --            --       131,981     131,981
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  All Other.....................         28,180       19,323        3,340            --            --        24,557      75,400
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     $657,996    $377,216     $360,417   $1,162,917     $164,242     $156,548     $2,879,336
==============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the
All Other segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended
December 31, 2006 and 2005 (in thousands):

------------------------------------------------------------------------
                                           2006              2005
------------------------------------------------------------------------
------------------------------------------------------------------------
  Independent Marketing Group..      $6,915,329        $6,826,403
------------------------------------------------------------------------
------------------------------------------------------------------------
  Career Sales & Service Division         1,912,687         1,906,420
------------------------------------------------------------------------
------------------------------------------------------------------------
  Multiple Line................           4,166,628         4,097,643
------------------------------------------------------------------------
------------------------------------------------------------------------
  Senior Age Marketing.........             405,756           417,385
------------------------------------------------------------------------
------------------------------------------------------------------------
  Direct Marketing.............             127,335           119,553
------------------------------------------------------------------------
------------------------------------------------------------------------
  Credit Insurance Division....             503,310           490,652
------------------------------------------------------------------------
------------------------------------------------------------------------
  Health Division..............             431,904           451,407
------------------------------------------------------------------------
------------------------------------------------------------------------
  Capital and Surplus..........           2,603,611         2,296,505
------------------------------------------------------------------------
------------------------------------------------------------------------
  All Other....................             865,611           887,168
------------------------------------------------------------------------
------------------------------------------------------------------------
                                     $17,932,171       $17,493,136
========================================================================

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through large third-party marketing organizations. During
2006, no single customer or organization was responsible for more than 4% of total premium revenue and policy deposits. This compares with 8% in 2005 and 8%
in 2004. Of the total business written by these organizations, the majority was policy account deposits for annuities.

  15  RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory net income of insurance companies.......................        $ 209,218        $ 217,819         $ 271,043
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) of non-insurance companies........................           64,578           38,660            37,099
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined net income...............................................        $ 273,796        $ 256,479         $ 308,142
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Increases (decreases):
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs................................          (8,501)           27,156            71,135
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds...............................................            48,530           (13,678)         (104,653)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income tax benefit..............................         (10,584)           12,727            16,792
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Premiums deferred and other receivables..........................          (1,188)            7,055                75
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Gain on sale of investments......................................          (1,180)              387              (5,785)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Change in interest maintenance reserve...........................            (4,039)           (2,455)           (3,047)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Asset valuation allowances.......................................               581            (3,040)           (1,991)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment income................................................            (7,820)           (9,287)           (1,954)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other adjustments, net............................................         (17,534)               15              (5,323)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Consolidating eliminations and adjustments........................             1,170           (39,480)          (17,798)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net income reported herein........................................        $ 273,231        $ 235,879         $ 255,593
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory capital and surplus of insurance companies..............        $3,392,794       $3,165,093        $2,948,000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity of non-insurance companies...................          444,975          374,410           310,285
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined capital and surplus......................................        $3,837,769       $3,539,503        $3,258,285
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Increases (decreases):
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred policy acquisition costs................................        1,187,879        1,146,714         1,133,031
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Policyholder funds...............................................           81,710           32,436            36,259
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Deferred federal income taxes....................................          (149,847)         (158,571)         (184,956)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Premiums deferred and other receivables..........................           (92,183)          (90,697)          (90,974)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Reinsurance in "unauthorized companies"..........................           15,757           30,876            42,566
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Statutory asset valuation reserve................................          403,763          353,597           398,725
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Statutory interest maintenance reserve...........................           10,228           13,832            15,858
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Asset valuation allowances.......................................            (9,054)          (20,637)          (15,759)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 Investment market value adjustments..............................           (25,739)           (9,902)         79,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Non-admitted assets and other adjustments, net....................         (23,498)           33,627            61,630
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Consolidating eliminations and adjustments........................        (1,661,162)       (1,492,731)       (1,438,751)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity reported herein..............................        $3,575,623       $3,378,047        $3,295,758
=============================================================================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $82,804,000 at December 31, 2006, on deposit with appropriate regulatory authorities.

  16  RETIREMENT BENEFITS

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Career Sales & Service
Division agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined benefit pension plan covers employees of the
Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

As discussed in note 2, effective December 31, 2006, American National adopted the recognition and disclosure provisions of FAS 158. Statement 158 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on its balance sheet. The statement precludes prior period restatement, so the 2006 balances are not comparable with those shown for 2005.

American National uses a December 31 measurement date for its defined benefit plans. Combined activity in the defined benefit pension plans was as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at beginning of year.................................       $  277,877       $  251,373        $  229,928
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Service cost benefits earned during period......................            9,633            8,981             8,687
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Interest cost on projected benefit obligation...................            15,474           14,737            13,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Participant contributions.......................................              751              767               750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Amendments......................................................                --                --             5,571
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actuarial gain (loss)...........................................          (6,247)           16,490            13,926
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Benefits paid...................................................           (14,144)          (14,471)         (21,194)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at end of year.......................................       $   283,344      $   277,877       $   251,373
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at beginning of year..................       $   158,141      $   157,085       $   158,119
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Actual return on plan assets....................................             9,231            8,763            12,695
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Employer contributions..........................................            13,499            5,997             6,715
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Participant contributions.......................................               751              767               750
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Benefits paid...................................................           (14,144)          (14,471)         (21,194)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                               $   167,478      $   158,141       $   157,085
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status at end of year......................................       $  115,866       $  119,736        $  94,288
============================================================================================================================

Amounts recognized in the statement of financial position consist of (in thousands):

---------------------------------------------------------------
                                 2006              2005
---------------------------------------------------------------
---------------------------------------------------------------
Assets....................   $       --         $   8,320
---------------------------------------------------------------
---------------------------------------------------------------
Liabilities...............      (115,866)          (74,814)
---------------------------------------------------------------
---------------------------------------------------------------
                             $(115,866)        $(66,494)
===============================================================

The components of the combined net periodic benefit cost for the defined benefit pension plans were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost......................................................        $   9,664        $   9,035         $  8,753
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Interest cost.....................................................           15,474           14,737           13,705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Expected return on plan assets....................................           (11,808)          (11,425)         (10,319)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of prior service cost................................            4,613            4,613            3,630
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of transition obligation.............................               47               10               93
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amortization of net gain (loss)...................................            4,784            3,481            5,927
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost.........................................        $  22,774        $  20,451         $ 21,789
============================================================================================================================

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2006              2005             2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost................................................        $(12,973)        $       --         $      --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net actuarial loss................................................           26,045         (13,634)            (825)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Deferred tax benefit..............................................           (4,575)            4,772              289
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive loss, net of tax..............................        $   8,497        $ (8,862)         $  (536)
============================================================================================================================

Amounts recognized as a component of accumulated other comprehensive income as of year end that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized from accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $4,300,000 and
$4,600,000, respectively.

-----------------------------------------------------------------------------------------------------------
                                                                             2006              2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Prior service cost................................................        $(12,973)        $       --
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net actuarial loss................................................         (45,589)         (18,368)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Deferred tax benefit..............................................            20,497            6,429
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Amounts included in accumulated other comprehensive income........        $(38,065)        $(11,939)
===========================================================================================================

The assumptions used in the measurement of the company's benefit obligation are shown in the following table (in thousands):

--------------------------------------------------------------------------------------------
                                                      Pension Benefits
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Used for Net Used for Benefit Obligations
                                   Benefit Cost in Fiscal Year       as of 12/31/2006
                                     1/1/2006 to 12/31/2006
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Discount rate.................               5.50%                        5.77%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Rate of compensation increase.               3.75%                        3.72%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Long-term rate of return......               7.65%                        7.66%
============================================================================================

American National's funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee
Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National did not contribute to the qualified retirement plan in 2005, because the plan was over-funded. During
2006, $7,200,000 was contributed to the qualified plan.

American National expects to contribute $7,100,000 to its qualified pension plan in fiscal year 2007. The Farm Family Insurance Companies expect to contribute
$500,000 to their pension plans in fiscal year 2007.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

-------------------------------------------
Year                Pension Benefits
-------------------------------------------
-------------------------------------------
2007                      $ 13,678
-------------------------------------------
-------------------------------------------
2008                        14,745
-------------------------------------------
-------------------------------------------
2009                        16,150
-------------------------------------------
-------------------------------------------
2010                        18,737
-------------------------------------------
-------------------------------------------
2011                        22,558
-------------------------------------------
-------------------------------------------
2012-2016                  130,385
-------------------------------------------

The pension plan asset allocations at December 31, 2006 and December 31, 2005 by asset category are as follows:

---------------------------------------------------------------
                               Plan Assets at December 31,
---------------------------------------------------------------
---------------------------------------------------------------
                                 2006              2005
---------------------------------------------------------------
---------------------------------------------------------------
Asset Category
---------------------------------------------------------------
---------------------------------------------------------------
Equity securities.......          33.8%             43.1%
---------------------------------------------------------------
---------------------------------------------------------------
Debt securities.........          47.6%             46.7%
---------------------------------------------------------------
---------------------------------------------------------------
Other...................          18.6%             10.2%
---------------------------------------------------------------
---------------------------------------------------------------
Total...................         100.0%            100.0%
===============================================================

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based on a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S.
government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

POST-RETIREMENT LIFE AND HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in the liability for retirement benefits, was $6,300,000 and $6,700,000 at December 31, 2006 and
2005, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

SAVINGS PLANS
In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal
Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,800,000 for 2006, $2,600,000 for 2005 and $2,400,000 for 2004.

  17  COMMITMENTS AND CONTINGENCIES

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2006, were approximately $3,993,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2006, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating
$123,831,000, all of which are expected to be funded in 2007. As of December 31,
2006, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National.
The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2006, was approximately $353,018,000, while the total cash values of the related life insurance policies was approximately
$359,323,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of
Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of
Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in several lawsuits which propose to certify one or more classes of persons who contend that American National allegedly failed to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity.
Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON SUPPLEMENTARY INFORMATION
To the Stockholders and Board of Directors
American National Insurance Company
We have audited and reported separately herein on the consolidated financial statements of American
National Insurance Company and subsidiaries as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006.
Our audit was made for the purpose of forming an opinion on the basic consolidated statements of
American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, is presented for the purposes of complying with the
Securities and Exchange rules and is not a required part of basic consolidated financial statements.
Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.
KPMG LLP
Houston, Texas
March 19, 2007

                                                SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                                                  (IN THOUSANDS)

                                                                                 December 31, 2006

                                        Column A                                                       Column B                   Column C                        Column D

                                                                                                                                                              Amount at Which
                                                                                                                                   Market                       Shown in the
Type of Investment                                                                                     Cost (a)                    Value                       Balance Sheet
-----------------------------------------------------------------------------------------     ---- -----------------     ---- -----------------     ---- ---------------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                                                     $             249,294      $             243,031      $                       249,294
        States, municipalities and political subdivisions                                                   213,993                    216,339                              213,993
        Foreign governments                                                                                   5,910                      6,478                                5,910
        Public utilities                                                                                    456,818                    455,092                              456,818
        All other corporate bonds                                                                         5,863,235                  5,817,865                            5,863,235
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                                                    61,540                     61,078                               61,078
        States, municipalities and political subdivisions                                                   293,136                    293,464                              293,464
        Foreign governments                                                                                     811                        789                                  789
        Public utilities                                                                                    196,913                    201,619                              201,619
        All other corporate bonds                                                                         2,953,856                  2,908,455                            2,908,455
    Redeemable preferred stock                                                                               69,924                     70,931                               70,931
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
          Total fixed maturities                                                              $          10,365,430      $          10,275,141      $                    10,325,586
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
  Equity Securities:
    Common stocks:
        Public utilities                                                                      $              18,353      $              27,579      $                        27,579
        Banks, trust and insurance companies                                                                 80,671                    132,988                              132,988
        Industrial, miscellaneous and all other                                                             747,197                    995,580                              995,580
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------
          Total equity securities                                                             $             846,221      $           1,156,147      $                     1,156,147
                                                                                              ---- -----------------     ---- -----------------     ---- ---------------------------

  Mortgage loans on real estate                                                               $           1,379,344                XXXXXX           $                     1,379,344
  Investment real estate                                                                                    495,727                XXXXXX                                   495,727
  Real estate acquired in satisfaction of debt                                                                9,896                XXXXXX                                     9,896
  Policy loans                                                                                              338,855                XXXXXX                                   338,855
  Other long-term investments                                                                               106,478                XXXXXX                                   106,478
  Short-term investments                                                                                    714,200                XXXXXX                                   714,200
                                                                                              ---- -----------------                                ---- ---------------------------
          Total investments                                                                   $          14,256,151                XXXXXX           $                    14,526,233            14,526,233
                                                                                              ==== =================                                ==== ===========================

(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                                                                          SCHEDULE III SUPPLEMENTARY INSURANCE INFORMATION
                                                                                                                                                 (IN THOUSANDS)

Column A                                                          Column B                 Column C                 Column D               Column E               Column F               Column G                 Column H                   Column I                 Column J                Column K

                                                                                         Future Policy                                                                                                            Benefits,                Amortization
                                                                  Deferred                 Benefits,                                     Other Policy                                                          Claims, Losses              of Deferred
                                                                   Policy               Losses, Claims                                    Claims and                                       Net                       and                      Policy                    Other
                                                                Acquisition                and Loss                 Unearned               Benefits                Premium              Investment               Settlement                Acquisition                Operating               Premiums
Segment                                                             Cost                   Expenses                 Premiums                Payable                Revenue              Income (a)                Expenses                    Costs                 Expenses (b)               Written
--------------------------------------------------------      -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------

2006
Multiple Line Marketing                                  $             257,820  $                1,904,142  $           823,496  $             1,051,332  $          1,191,195  $             174,765  $                  919,095  $               221,002  $                138,192  $          1,091,980
Career Sales & Service Division                                        197,110                   1,564,125                1,463                   28,602               192,469                101,890                     111,787                   49,179                    96,447                    --
Independent Marketing                                                  439,539                   6,375,487                  107                   51,405               106,234                337,494                     111,482                   40,793                    65,565                    --
Health Insurance                                                         5,300                      21,175                4,254                  383,024               120,089                  3,562                     103,753                    6,688                    30,094                    --
Credit Insurance                                                       103,921                       3,608               82,997                   45,453               165,151                 18,165                      71,151                   86,831                    33,435               193,232
Senior Age Marketing                                                    73,877                     257,639               28,267                   33,091               156,252                 19,421                     114,436                    5,627                    49,079                    --
Direct Marketing                                                        81,427                      58,328                  312                    8,989                40,130                  3,466                      24,341                    9,522                    10,148                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                123,868                          --                       --                    19,482                    --
All other                                                               28,885                     292,077                  803                    6,922                15,210                 54,034                      35,017                       --                    39,809                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,187,879  $               10,476,581  $           941,699  $             1,608,817  $          1,986,730  $             836,665  $                1,491,062  $               419,642  $                482,251  $          1,285,212
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

2005
Multiple Line Marketing                                  $             256,475  $                1,847,124  $           626,699  $             1,034,593  $          1,215,717  $             173,010  $                  988,497  $               209,433  $                138,388  $          1,134,954
Career Sales & Service Division                                        199,214                   1,538,739                4,495                   31,040               192,039                105,477                     118,135                   46,636                   106,969                    --
Independent Marketing                                                  434,981                   6,303,777                  158                   39,931                62,594                330,997                      98,984                   39,957                    50,173                    --
Health Insurance                                                         6,622                      21,079                5,560                  399,491               127,444                  3,823                     104,389                    4,163                    34,975                    --
Credit Insurance                                                        98,102                       7,995              235,175                   78,053               155,975                 18,778                      63,487                   83,621                    24,308               201,748
Senior Age Marketing                                                    77,921                     257,081               32,808                   34,453               182,931                 17,939                     133,501                    5,815                    47,299                    --
Direct Marketing                                                        77,538                      56,651                  248                    6,187                39,030                  3,343                      19,262                    9,856                     9,957                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                101,698                          --                       --                    11,576                    --
All other                                                               31,860                     306,090                  938                    7,341                 9,016                 33,458                      31,140                       --                    45,665                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,182,713  $               10,338,536  $           906,081  $             1,631,088  $          1,984,746  $             788,523  $                1,557,395  $               399,481  $                469,310  $          1,336,702
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

2004
Multiple Line Marketing                                  $             241,837  $                1,769,986  $           606,082  $               925,326  $          1,166,624  $             173,602  $                  868,885  $               184,850  $                138,754  $          1,091,326
Career Sales & Service Division                                        205,276                   1,520,824                4,428                   34,208               193,302                107,072                     118,283                   44,034                   104,672                    --
Independent Marketing                                                  405,900                   5,861,411                  160                   33,104                38,640                302,601                      78,215                   36,415                    26,701                    --
Health Insurance                                                         7,786                      21,027                5,760                  417,659               123,373                  4,125                      98,698                    4,674                    40,321                    --
Credit Insurance                                                        90,004                      15,391              230,719                   63,107               138,138                 19,747                      55,391                   69,370                    40,823               164,151
Senior Age Marketing                                                    77,137                     232,466               38,766                   34,838               199,351                 18,652                     139,910                    5,251                    51,183                    --
Direct Marketing                                                        70,409                      55,109                  262                    7,720                37,202                  3,308                      17,576                    9,277                     9,343                    --
Capital and Surplus                                                         --                          --                   --                       --                    --                 76,677                          --                       --                     3,589                    --
All other                                                               34,682                     318,392                1,137                   13,693                 9,546                 33,537                      29,731                      408                    38,808                    --
                                                              -----------------      ----------------------       --------------       ------------------      ----------------      -----------------      ----------------------      -------------------      --------------------      ----------------
    Total                                                $           1,133,031  $                9,794,606  $           887,314  $             1,529,655  $          1,906,176  $             739,321  $                1,406,689  $               354,279  $                454,194  $          1,255,477
                                                              =================      ======================       ==============       ==================      ================      =================      ======================      ===================      ====================      ================

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.  Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line.  Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business.  The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                                                        SCHEDULE IV - REINSURANCE
                                                                                                    (IN THOUSANDS)

                        Column A                                         Column B                     Column C                    Column D                         Column E                         Column F

                                                                                                      Ceded to                     Assumed                                                        Percentage of
                                                                          Gross                         Other                    from Other                          Net                         Amount Assumed
                                                                          Amount                      Companies                   Companies                         Amount                           to Net
                                                                    -------------------           ------------------          ------------------          ---------------------------     ------------------------------

2006
 Life insurance in force                                       $            65,008,408      $            26,557,877     $               982,412     $                     39,432,943                               2.5%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              504,225                       65,726                      10,646                              449,145                               2.4%
   Accident and health insurance                                               312,694                      178,195                     168,786                              303,285                              55.7%
   Property and liability insurance                                          1,300,803                       85,187                      18,684                            1,234,300                               1.5%
                                                                    -------------------                                       ------------------          ---------------------------
                                                                                                  ------------------
      Total premiums                                           $             2,117,722      $               329,108     $               198,116     $                      1,986,730                              10.0%
                                                                    ===================           ==================          ==================          ===========================

2005
 Life insurance in force                                       $            63,194,458      $            23,903,319     $               856,414     $                     40,147,553                               2.1%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              455,121                       67,759                      10,794                              398,156                               2.7%
   Accident and health insurance                                               349,138                      170,610                     159,909                              338,437                              47.2%
   Property and liability insurance                                          1,319,035                      100,014                      29,132                            1,248,153                               2.3%
                                                                    -------------------           ------------------          ------------------          ---------------------------
      Total premiums                                           $             2,123,294      $               338,383     $               199,835     $                      1,984,746                              10.1%
                                                                    ===================           ==================          ==================          ===========================

2004
 Life insurance in force                                       $            60,676,603      $            21,539,440     $               726,927     $                     39,864,090                               1.8%
                                                                    ===================           ==================          ==================          ===========================
 Premiums:
   Life insurance                                                              424,964                       60,299                       8,262                              372,927                               2.2%
   Accident and health insurance                                               378,842                      182,783                     154,880                              350,939                              44.1%
   Property and liability insurance                                          1,206,594                      123,928                      99,644                            1,182,310                               8.4%
                                                                    -------------------           ------------------          ------------------          ---------------------------
      Total premiums                                           $             2,010,400      $               367,010     $               262,786     $                      1,906,176                              13.8%
                                                                    ===================           ==================          ==================          ===========================

                                                        SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                                                   (IN THOUSANDS)

                        Column A                                        Column B                     Column C                                        Column D                                        Column E

                                                                                                                                               Deductions - Describe
                                                                                                                            ------------------------------------------------------------
                                                                       Balance at                   Additions                        Amounts                                                        Balance at
                                                                      Beginning of                  Charged to                   Written off Due                        Amounts                       End of
Description                                                              Period                      Expense                     to Disposal (a)                     Commuted (b)                     Period
---------------------------------------------------------    ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------

2006
Investment valuation allowances:
  Mortgage loans on real estate                              $                  14,444      $                ----      $                         ----      $                        581      $             13,863
  Investment real estate                                                        17,870                    (7,049)                                ----                             (373)                    11,194
  Investment in unconsolidated
    affiliates                                                                       0                       ----                                ----                              ----                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  32,314      $             (7,049)      $                            0      $                        208      $             25,057
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

2005
Investment valuation allowances:
  Mortgage loans on real estate                              $                  11,404      $                ----      $                         ----      $                    (3,040)      $             14,444
  Investment real estate                                                        17,460                      5,359                               7,823                           (2,874)                    17,870
  Investment in unconsolidated
    affiliates                                                                       0                       ----                                ----                              ----                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  28,864      $               5,359      $                        7,823      $                    (5,914)      $             32,314
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

2004
Investment valuation allowances:
  Mortgage loans on real estate                              $                  10,466        $              ----        $                    (1,053)        $                      115        $           11,404
  Investment real estate                                                        18,700                       ----                               (210)                             1,450                    17,460
  Investment in unconsolidated
    affiliates                                                                     695                       ----                                ----                               695                         0
  Other assets                                                                       0                       ----                                ----                              ----                         0
                                                             ---- ---------------------     ---- -----------------     ---- --------------------------     ---- ------------------------     ---- ----------------
       Total                                                 $                  29,861      $                   0      $                      (1,263)      $                      2,260      $             28,864
                                                             ==== =====================     ==== =================     ==== ==========================     ==== ========================     ==== ================

(a)  Amounts written off due to disposal represent reductions or (additions)  in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

                                                                PART C
Items 26.  Exhibits

Exhibit (a) Resolution of the Board of Directors of American National Insurance Company authorizing establishment of American National Variable Life Separate Account (incorporated by reference from
Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b) Not Applicable

Exhibit (c) Distribution and Administrative Services Agreement (incorporated by reference from
Registrant's
registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (previously filed with Registrant's pre-effective
amendment number one to this registration statement (number 333-53122) filed on July 17,
2001)

Exhibit (d)(2) Automatic Increase Benefit Rider (previously filed with registrant's Form N-6
Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27,
2003.)

Exhibit (d)(3) Level Term Rider (previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this
registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider (previously filed with registrant's Form N-6
Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27,
2003.)

Exhibit (e) Application Form (previously filed with Registrant's pre-effective amendment number one to this
registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (f)(2) By-laws of AmericanNational Insurance Company (incorporated by reference from
Registrant's registration
statement (number 333-79153) filed on May 24, 1999)

Exhibit (g) Reinsurance Treaty UL2000 previously filed with registrant's post-effective amendment number
2 filed on April
29, 2003.

Exhibit (g)(1) Treaty U24 with Gerling Global Life Reinsurance Company (previously filed with
Registrant's post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(2) Treaty U24 with Swiss Re Life and Health Inc. (previously filed with Registrant's post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(3) Treaty U24 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(4) Treaty 3036 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(5) Treaty No. U24 with General& Cologne Life Re of America  (previously filed with
Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (h)(1) Form of American National Investment Accounts, Inc. Fund Participation Agreement
(incorporated by reference from Registrant's registration statement (number 333-79153) filed on May 24,
1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from
Registrant's
(registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant's
registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant's
registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from
Registrant's
registration statement (number 333-53122) filed on December 22, 2000)

Exhibit (h)(9) Form of AIM Variable Investment Funds Participation Agreement (previously filed with
Registrant's post effective amendment to this Registration statement (number 333-53122) filed on April
27, 2006.)

Exhibit (i) Not Applicable

Exhibit (j) Not Applicable

Exhibit (k) Legal Opinion (filed herewith)

Exhibit (l) Opinion of Illustration Actuary (filed herewith)

Exhibit (m) Calculation (filed herewith)

Exhibit (n) Other Opinions - Independent Auditor's Consent (filed herewith)

Exhibit (o) Not Applicable

Exhibit (p) Not Applicable

Exhibit (q) Restated Issuance, Transfer And Redemption Procedures
(previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (r) Power of Attorney (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005.)

ITEM 27 DIRECTORS AND OFFICERS OF DEPOSITOR.

The  principal  business  address of the directors and officers,  unless  indicated  otherwise,  or unless indicated by an asterisk (*), is American National Insurance Company,  One Moody Plaza,  Galveston,  Texas
77550.  Those  persons  with an asterisk by their  names have a principal  business  address of 2450 South
Shore Boulevard, League City, Texas 77573.

                           Directors

Name                                                 Business Address
________________________________________________________________________

Arthur Oleen Dummer                                  955 East Pioneer Road
                                                     Draper, UT 84020-9334

Dr. Shelby Miller Elliott                            3603 Broadmoor
                                                     Pasadena, TX 77505

George Richard Ferdinandtsen                         President, Chief Operating Officer
                                                     American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

Frances Anne Moody-Dahlberg                          The Moody Foundation
                                                     Highland Park Place
                                                     4515 Cole Avenue LB 34, Suite 500
                                                     Dallas, TX 75205

Robert Lee Moody                                     Chairman of the Board and
                                                     Chief Executive Officer
                                                     2302 Postoffice, Suite 702
                                                     Galveston, TX 77550

Russell Shearn Moody                                 American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

William Lewis Moody, IV                              2302 Postoffice, Suite 502
                                                     Galveston, TX 77550

James Daniel Yarbrough                               Galveston County Judge
                                                     722 Moody
                                                     Galveston, TX 77550

Frank Pieri Williamson                               301 Barracuda
                                                     Galveston, TX 77550

                                 Officers

Name                                                 Office
________________________________________________________________________

James Edward Pozzi                                   Senior    Executive   Vice    President,    Corporate
                                                     Planning, Systems Life Administration

Ronald Jay Welch                                     Senior  Executive Vice  President,  Chief Actuary and
                                                     Chief Corporate Risk Management Officer

David Alan Behrens                                   Executive Vice President, Independent Marketing

Billy Joe Garrison                                   Executive  Vice  President,  Director of Home Service
                                                     Division

Michael Wade McCroskey *                             Executive Vice President and Treasurer

Gregory Victor Ostergren                             Executive Vice President, Director of Multiple Line
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Dwain Allen Akins                                    Senior Vice President,  Corporate  Compliance,  Chief
                                                     Compliance Officer Variable Insurance Products

Albert Louis Amato, Jr.                              Senior Vice President, Life Insurance Administration

Scott Frankie Brast                                  Senior  Vice  President,  Real  Estate/Mortgage  Loan
                                                     Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Frank Vincent Broll, Jr.                             Senior Vice President and Actuary

Gordon Dennis Dixon *                                Senior Vice President, Securities Investments

Rex David Hemme                                      Senior Vice President and Actuary

JD Johnson                                           Senior   Vice   President,   Systems   Planning   and
                                                     Computing

Bruce Murray LePard                                  Senior Vice President, Human Resources

James Walter Pangburn                                Senior Vice President, Credit Insurance Division

Stephen Edward Pavlicek                              Senior Vice President and Controller

Ronald Clark Price                                   Senior   Vice   President,    Multiple   Line   Chief
                                                     Marketing Officer

Steven Harvey Schouweiler                            Senior Vice President, Health Insurance Operations

John Mark Flippin                                    Secretary

Julian Antkowiak                                     Vice President, Director, Computing Division

William Frankliln Carlton                            Vice  President and Assistant  Controller,  Financial
                                                     Reporting

James Arthur Collura                                 Vice    President,    Marketing    Development    and
                                                     Administration

Richard Thomas Crawford                              Vice  President  and  Assistant  Controller,  General
                                                     Accounting

George Clayton Crume                                 Vice President, Brokerage Sales

Douglas Alton Culp                                   Vice President, Financial Institution

Steven Lee Dobbe                                     Vice President, Broker Dealer Marketing

Debbie Stem Fuentes                                  Vice President, Health Claims

Franklin James Gerren                                Vice President, Payroll Deduction

Bernard Stephen Gerwel                               Vice President, Agency Automation
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Joseph Fant Grant, Jr.                               Vice President, Group Actuary

Charles Jordan Jones                                 Vice President, Health Underwriting/New Business

Dwight Diver Judy                                    Vice President, Financial Marketing
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.                        Vice President and Medical Director

Robert Jay Kirchner                                  Vice President, Real Estate Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

George Arthur Macke                                  Vice President, General Auditor

Edwin Vince Matthews, III                            Vice President, Mortgage Loan Production

Dixie Nell McDaniel                                  Vice President, Home Service Administration

Meredith Myron Mitchell                              Vice President, Director of Life/Annuity Systems

Edward Bruce Pavelka                                 Vice President, Life Insurance Administration

James Truitt Smith                                   Vice President, Pension Sales

James Patrick Stelling                               Vice President, Group/Health Compliance

William Henry Watson, III                            Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.                           Vice President, Life Claims

George Ward Williamson                               Vice   President,   Asst.   Director,   Home  Service
                                                     Division

Jimmy Lynn Broadhurst                                Asst.    Vice    President,    Director    Individual
                                                     Health/Group Systems

John Thomas Burchett                                 Asst. Vice President, Financial Accounting

Joseph James Cantu                                   Asst. Vice President and Illustration Actuary

Thomas Anthony Carpentier                            Asst.   Vice  President,   Credit   Insurance/Special
                                                     Markets
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Joseph Wayne Cucco                                   Asst. Vice President, Director of Advance Life Sales

Donna Lynn Daulong                                   Asst. Vice President, General Accounting

Nancy Maureen Day                                    Asst. Vice President, Pension Administration

John Darrell Ferguson                                Asst. Vice President, Creative Services

Denny Walton Fisher, Jr.                             Asst. Vice President, Mortgage Loan Production
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Deborah Kay Janson                                   Asst. Vice President, Corporate Research

Kenneth Joseph Juneau                                Asst.  Vice  President,  Director,  Advisory  Systems
                                                     Engineer

Carol Ann Kratz                                      Asst. Vice President, Human Resources

Doris Lanette Leining                                Asst. Vice President, Life New Business

Larry Edward Linares                                 Asst. Vice President, Tax and Budget

Bradley Wayne Manning                                Asst. Vice President, General Manager Life Claims

James Brian McEniry                                  Asst. Vice President, Director of Telecommunications

Katherine Sue Meisetschlaeger                        Asst.     Vice      President,      Staff     Systems
                                                     Engineer-Product Development

Zeb Marshall Miller, III                             Asst. Vice President, Health Administration

Michael Scott Nimmons                                Asst.  Vice  President,  Associate  General  Auditor,
                                                     Home Office

Ronald Joseph Ostermayer                             Asst.   Vice   President,   Director  Health  Systems
                                                     Administration, HIPPA Security Officer

Michael Christopher Paetz                            Asst. Vice President, Group and MGA Operations

Raymond Edward Pittman, Jr.                          Asst.  Vice President,  Director of  Marketing/Career
                                                     Development

Robert Arthur Price                                  Asst.  Vice  President,   Account   Executive/Special
                                                     Markets

Judith Lynne Regini                                  Asst. Vice President, Corporate Compliance

Gerald Anthony Schillaci                             Asst Vice President and Acutary

Wayne Allen Smith                                    Asst. Vice President, Corporate Planning

Morris Joseph Soler                                  Asst. Vice President, HIPPA Privacy Officer

Clarence Ellsworth Tipton                            Asst. Vice President and Assistant Actuary

James Alexander Tyra                                 Asst. Vice President, Life Insurance Systems

John Oliver Norton                                   Actuary

Richard Morris Williams                              Life Product Actuary

Jeanette Elizabeth Cernosek                          Assistant Secretary

Victor John Krc                                      Assistant Treasurer

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT

         The  Registrant,  American  National  Variable Life Separate  Account,  is a separate  account of
American National Insurance Company, a Texas insurance company.  In addition,  American National Insurance
Company has three other  separate  accounts,  American  National  Variable  Annuity  Separate  Account and
American National  Insurance Company Group  Unregistered  Annuity Separate Account,  and American National
Insurance   Company  Separate   Account  for  Retirement   Plans.  The  Libbie  Shearn  Moody  Trust  owns
approximately  37.23%  of the  outstanding  stock  of  American  National  Insurance  Company.  The  Moody
Foundation,  which has a 75%  contingent  remainder  interest  in the  Libbie  Shearn  Moody  Trust,  owns approximately 23.23% of the outstanding stock of American National Insurance Company.

         The Trustees of The Moody Foundation are Mrs. Frances Anne  Moody-Dahlberg,  Robert L. Moody, Sr.
and Ross Rankin  Moody.  Robert L. Moody,  Sr. is a life income  beneficiary  of the Libbie  Shearn  Moody
Trust and  Chairman of the Board,  Director and Chief  Executive  Officer of American  National  Insurance
Company.  Robert L. Moody,  Sr. has  assigned  his  interest in the Libbie  Shearn Moody Trust to National
Western Life Insurance  Company,  a Colorado  insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

         Moody  National  Bank is the trustee of the Libbie  Shearn  Moody Trust and various  other trusts which,  in the  aggregate,  own  approximately  46.55%  of the  outstanding  stock  of  American  National
Insurance Company.  Moody Bank Holding Company,  Inc. owns  approximately  97.8% of the outstanding shares of Moody  National  Bank.  Moody  Bank  Holding  Company,  Inc.  is a  wholly  owned  subsidiary  of Moody
Bancshares,  Inc.  The Three R Trusts,  trusts  created by Robert L.  Moody,  Sr.  for the  benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

         The Moody  Foundation  owns 34.0% and the Libbie Shearn Moody Trust owns 52.2% of the outstanding stock  of  Gal-Tex  Hotel  Corporation,  a  Texas  corporation.  Gal-Tex  Hotel  Corporation  directly  or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

                  1859 Beverage Company                       Gal-Tex Woodstock, Inc
                  1859 Historic Hotels, Ltd.                  Kentucky Landmark Hotels, LLC
                  Colorado Landmark Hotels, LLC                        LHH Hospitality, Inc.
                  Gal-Tenn Hotel Corporation                  Virginia Landmark Hotels, LLC

         American  National  owns a direct or  indirect  interest  in the  following  entities,  listed in alphabetical order:

Entity:  6330 WLS, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest
----------------------------------------------------------------------------------------------------------

Entity:  Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control:  American  National  Insurance  Company  owns all of the  outstanding common stock.

----------------------------------------------------------------------------------------------------------
Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.

Entity Form: a Mexico insurance company

Ownership  or Other Basis of Control:  ANMEX  International,  Inc.  owns  99.9%,  and ANMEX  International
Services, Inc. owns 0.10%.

----------------------------------------------------------------------------------------------------------
Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National Property and Casualty Holding Company, LLC

Entity Form: a Nevada limited liability company

Ownership  or Other  Basis of Control:  94% owned by  American  National  Insurance  Company;  6% owned by
Comprehensive Investment Services, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership or Other Basis of Control:  American  National  Insurance  Company owns all  outstanding  common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

----------------------------------------------------------------------------------------------------------
Entity:  American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  American National Promotora de Ventas, S.A. de C.V.

Entity Form: a Mexico company

Ownership  or  Other  Basis  of  Control:  ANMEX  International  Services,  Inc.  owns  99.9%,  and  ANMEX
International, Inc. owns 0.10%.

----------------------------------------------------------------------------------------------------------
Entity:  American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Holding Company, LLC.

----------------------------------------------------------------------------------------------------------
Entity:  ANDV 97, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Anford Pinnacle, LP

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, LP owns a 50% interest.
----------------------------------------------------------------------------------------------------------
Entity:  ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

----------------------------------------------------------------------------------------------------------
Entity:  ANIND TX, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  ANDV 97, Inc. owns 100%.

----------------------------------------------------------------------------------------------------------
Entity:  ANMEX International, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  ANMEX International Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  ANPAC General Agency of Texas

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control:  Wholly owned subsidiary of American  National Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity:  ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity: ANPIN, LP

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited  partnership  interest;  ANIND TX,
Inc. owns a 1% general partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

----------------------------------------------------------------------------------------------------------
Entity: ANREINV, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

----------------------------------------------------------------------------------------------------------
Entity: AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership  or Other  Basis of  Control:  ANREINV,  Inc.  is a 2% general  partner;  Eagle AN,  L.P. is 98%
limited partner.

----------------------------------------------------------------------------------------------------------
Entity:  ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity: AN/WRI DEVCO #1, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, LP owns an 80% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity: AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, LP owns an 80% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  E&S Direct, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of Garden State Life Insurance Company

----------------------------------------------------------------------------------------------------------
Entity:  Eagle 99, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Eagle AN, L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited  partnership  interest,  and ANIND
TX, Inc. owns a 1% general partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Eagle Ind., L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National  Insurance Company owns a 99% limited  partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Eagle/WHTV, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, LP owns a 92.85% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Farm Family Financial Services, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Farm Family Holdings, Inc.

Entity Form: a Delaware corporation

Ownership or Other Basis of Control:  0.7% owned by Comprehensive  Investment Services,  Inc.; 94.3% owned by American National Property and Casualty Holding Company, LLC; 5% owned by TMNY Investments, LLC.

----------------------------------------------------------------------------------------------------------
Entity:  Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  First Commerce Center Phoenix, LLC

Entity Form:  an Arizona limited liability company

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 70% interest

----------------------------------------------------------------------------------------------------------
Entity:  Forest View Limited Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National  Insurance Company owns a 99% limited  partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership  or Other Basis of Control:  ANH2O is 1% general  partner;  Preston  121  Partners,  Ltd. is 59%
limited partner.

----------------------------------------------------------------------------------------------------------
Entity:  Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity: Germann Road Land Development, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 30.3% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  I-10 Westview Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.

----------------------------------------------------------------------------------------------------------
Entity:  Kearns Building Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

----------------------------------------------------------------------------------------------------------
Entity:  Lawyers Title of Galveston

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  South Shore Harbour  Development,  Ltd. owns 50% of the  outstanding stock.

----------------------------------------------------------------------------------------------------------
Entity: McMillan/Miami, LLC

Entity Form:  a Florida limited liability company

Ownership or Other Basis of Control:  wholly owned by Eagle AN, LP.

----------------------------------------------------------------------------------------------------------
Entity: Newington-Berlin Retail LLC

Entity Form: a Connecticut limited liability company

Ownership or Other Basis of Control: 50% owned by Eagle AN, LP.

----------------------------------------------------------------------------------------------------------
Entity:  Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of American  National  Property and Casualty
Company.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Carolina Pines, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Corporate Drive Limited Partnership

Entity Form: a North Carolina limited partnership

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest.  ANIND TX, Inc. owns a 1%
interest.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Jenkins Brothers Road, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Kent Drive, LP

Entity Form: a Georgia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Nashville, LP

Entity Form: a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity: PCO Northfork, LP

Entity Form: a Tennessee limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Omnicron Court, LP

Entity Form:  a Kentucky limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Watkins Road, LP

Entity Form: a North Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  PCO Wilson Business Parkway, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

----------------------------------------------------------------------------------------------------------
Entity:  Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc. owns a 2% general partnership interest;  Eagle AN, LP owns a 98% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  R.A.A.B. of W. Va., Inc.

Entity Form: a West Virginia corporation

Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Rural Agency and Brokerage, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: a New Hampshire corporation

Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: a Massachusetts corporation

Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Rutledge Partners, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National  Insurance Company owns a 26% limited  partnership interest.

----------------------------------------------------------------------------------------------------------
Entity: Securities Management and Research, Inc.

Entity Form:  a Florida corporation - a registered broker-dealer and investment adviser

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

----------------------------------------------------------------------------------------------------------
Entity:  Servicios de Administracion American National, S.A. de C.V.

Entity Form: a Mexico company

Ownership or Other Basis of Control: ANMEX International  Services,  Inc. owns 99.9%, ANMEX International,
Inc. owns 0.10%.
----------------------------------------------------------------------------------------------------------

Entity:  SM&R Investments, Inc.

Entity Form:  a Maryland corporation - registered investment company

Ownership  or Other Basis of  Control:  Investment  Advisory  Agreement  with  Securities  Management  and
Research,  Inc. Also,  American National  Insurance Company and Securities  Management and Research,  Inc.
own stock of the Company.

----------------------------------------------------------------------------------------------------------
Entity:  South Shore Harbour Development, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANTAC,  Inc. owns a 95% limited  partnership  interest.  ANREM Corp.
owns a 5% general partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  Standard Life and Accident Insurance Company

Entity Form: an Oklahoma insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

----------------------------------------------------------------------------------------------------------
Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership  or Other Basis of Control:  Wholly owned  subsidiary  of Standard  Life and Accident  Insurance
Company.

----------------------------------------------------------------------------------------------------------
Entity:  Timbermill, Ltd.

Entity Form: a Texas joint venture

Ownership or Other Basis of Control:  American National  Insurance Company owns a 99% limited  partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  TMNY Investments, LLC

Entity Form: a Texas limited liability company

Ownership  or Other  Basis of  Control:  American  National  Insurance  Company  owns  approximately  17%;
American National Property and Casualty Company owns approximately17%.

----------------------------------------------------------------------------------------------------------
Entity:  Town and Country Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

----------------------------------------------------------------------------------------------------------
Entity:  United Farm Family Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
----------------------------------------------------------------------------------------------------------

ITEM 29. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)
         arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to

         (i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive
Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income
Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and
SM&R Primary Fund; and

         (ii) American National Investment Accounts, Inc., American National Growth Portfolio,
American National Equity Income Portfolio, American National Balanced Portfolio, American National Money Market Portfolio,
American National High Yield Bond Portfolio, American National International Stock Portfolio, American
National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.

         (iii) Securities Management and Research, Inc. also serves as principal underwriter to the
American National Variable Annuity Separate Account.

(b)     The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.
Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550
Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Teresa E. Axelson	Vice President, Secretary Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Brenda T. Koelemay	Vice President, Treasurer Chief Administrative and Financial Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Ronald C. Price	Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Andrew R. Duncan	Vice President, Derivatives Strategies & Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
(c) Compensation from the Registrant
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occassioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management &Research, Inc.	$5,303,918	N/A	N/A	N/A
ITEM 31 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American
National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 32. MANAGEMENT SERVICES - Not Applicable

ITEM 33. FEE REPRESENTATION

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in
relationship to the services rendered, the expenses expected to be incurred, and  the risks assumed by
American National Insurance Company.

                    Signatures

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company
                    Act of 1940, the Registrant hereby files this registration statement under Rule
                    485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 27th day of April, 2007.

                                             AMERICAN NATIONAL INSURANCE COMPANY

                                           BY: American National Insurance Company

                                                    By /s/ Robert L. Moody
                                                       Robert L. Moody
                                                    Chairman of the Board
                                                             And
                                                    Chief Executive Office

                                               By: /s/ G. Richard Ferdinandsten
                                                   G. Richard Ferdinandsten
                                                          President
                                                   Chief Operating Officer

                                             AMERICAN NATIONAL INSURANCE COMPANY
                                                         (Depositor)
                                                    By /s/ Robert L. Moody
                                                       Robert L. Moody
                                                    Chairman of the Board
                                                             And
                                                    Chief Executive Office

                                               By: /s/ G. Richard Ferdinandsten
                                                   G. Richard Ferdinandsten
                                                          President
                                                   Chief Operating Officer

                    Attest By:  /s/ J. Mark Flippin
                    J. Mark Flippin

                    As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 27th day of April,
                    2007.

                    Name                                                                Title
                    Michael McCroskey                                  Executive Vice President,
                                                                       Investments (Principal Financial
                                                                       Officer)
                    Stephen E. Pavlicek                                Senior Vice President and
                                                                       Controller
                                                                       (Principal Accounting Officer)
                    Robert L Moody                                     Director, Chairman of the Board
                                                                       and Chief Executive Officer
                    G. Richard Ferdinandsten                           Director, President and Chief
                                                                       Operating Officer
                    Arthur O. Dummer                                   Director
                    Dr. Shelby M. Elliott                              Director
                    Frances Anny Moody-Dahlberg                        Director
                    Russell S. Moody                                   Director
                    W.L. Moody, IV                                     Director
                    Frank P. Williamson                                Director
                    James D. Yarbrough                                 Director